UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21034

                       SANFORD C. BERNSTEIN FUND II, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                        SANFORD C. BERNSTEIN FUND, INC.
                                       AND
                       SANFORD C. BERNSTEIN FUND II, INC.
--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2004

Fixed-Income
---------------&-----------------------
                   International Equity
                     Investments

================================================================================
Table of Contents

To Our Shareholders .......................................................    1

Portfolio Returns .........................................................    2

Statements of Assets and Liabilities ......................................   10

Statements of Operations ..................................................   18

Statements of Changes in Net Assets .......................................   22

Financial Highlights ......................................................   30

Notes to Financial Statements .............................................   44

Directors and Officers ....................................................   69


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This publication is intended to be accompanied or preceded by a prospectus of the Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., which should be read carefully before investing. Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc. or the Sanford C. Bernstein Fund II, Inc., a prospective investor should consider carefully the portfolio's investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the Funds' prospectus, an additional copy of which may be obtained by visiting our website at www.bernstein.com and clicking on "Prospectuses" at the bottom of any screen by calling your financial advisor or by calling Bernstein's mutual fund shareholder helpline at (212)756-4097. Please read the prospectus carefully before investing.

All the performance returns quoted herein represent past performance and do not guarantee future results. The investment return and principal value of an investment in the portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Certain Emerging Markets portfolio performance data presented herein does not reflect the deduction of purchase and redemption fees, which, when reflected as shown herein, reduces such before-fees performance quoted. Performance information is as of the date shown, and current performance may be lower or higher than the performance returns quoted. For performance information current to the most recent month-end, please visit our website at www.bernstein.com and click on "Updated Fund Performance" at the bottom of any screen.

--------------------------------------------------------------------------------

You may obtain a description of the Funds' proxy voting policies and procedures, without charge. Simply visit Bernstein's website at www.bernstein.com, or go to the Securities and Exchange Commission's (the "Commission") website at www.sec.gov, or call Bernstein at (212) 756-4097.

Beginning in February 2005, the Funds will file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Bernstein publishes full portfolio holdings for the Funds monthly at www.bernstein.com.



--------------------------------------------------------------------------------
                          Investment Products Offered:
       o Are Not FDIC Insured o May Lose Value o Are Not Bank Guaranteed
--------------------------------------------------------------------------------

================================================================================
To Our Shareholders:

THE GLOBAL EQUITY MARKETS posted strong gains for the 12-month period ending September 30, 2004, buoyed by a dramatic surge in the first half of the period. Although concerns about escalating oil prices and continued geopolitical risk cast a shadow over the second half of the period, worldwide economic growth remains strong; it's likely that the recent "soft patch" is a temporary phenomenon rather than a true deterioration of the underlying economic fundamentals.

      In this environment, the Sanford C. Bernstein Fund, Inc. international stock portfolios posted very strong performance for the 12-month period ending September 30. Our Tax-Managed International portfolio was up 18.3%, behind its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index.* Certainly, U.S. investors holding non-U.S. stocks benefited from the falling U.S. dollar. Yet our research commitment to identifying stocks with superior fundamentals and reasonable valuations provided the foundation for the portfolio's returns. In particular, construction and housing stocks boosted results.

      The emerging markets have experienced significant fluctuations in performance over the past 12 months, but ended the period significantly up. Propelled by strong stock selection, our Emerging Markets portfolio posted an impressive 34.7% return,+ beating its benchmark, the MSCI Emerging Markets Index, by more than 8%. Outperformance was driven by investments in the finance and energy sectors. We took advantage of investor anxiety to add strong companies that were selling at valuations below what our research said was justified given their long-term potential. Although there are a number of legitimate concerns regarding emerging-market investments, many investor fears -- such as the global impact of rising U.S. interest rates and an economic slowdown in China -- appear to have been overblown. Corporate earnings remain robust around the world, emerging market fundamentals are strong, and emerging market valuations stand well below U.S. stocks.

      Amid countervailing forces that have led to volatility in the U.S. equity market, the Fund's bond portfolios have provided needed stability. Our intermediate duration taxable bond portfolio returned 3.7% over the 12-month period, slightly ahead of its benchmark, the Lehman Aggregate Bond Index. The portfolio's gains came primarily from our holdings in mortgage-related bonds and corporate securities.

*     With countries weighted by market capitalization and currencies unhedged
+     After deduction of 2% purchase and 2% redemption fees

      Our municipal bond portfolios delivered positive returns that were roughly in line with their benchmarks. Improvements in the national economy have translated into stronger state and local tax receipts, indicating that municipal-finance fundamentals are on the upswing. California bonds were upgraded this year, and New York City and Massachusetts benefited from their improved economic and tax pictures. In all of our intermediate duration municipal bond portfolios, we've maintained an average credit quality of AA+.

      The S&P 500's 13.9% return for the 12 months ending September 30 marks the second year in a row that the U.S. stock market has underperformed the international and emerging stock markets. While there are no guarantees that this trend will continue, the divergence of returns underscores the benefits of diversification. A powerful strategy for managing overall portfolio risk is to diversify geographically and by asset type. And even if interest rates rise, as we expect they will, bonds remain an important part of this diversification plan. Because bonds and international equities have not typically performed in tandem with U.S. stocks, incorporating both in your portfolio reduces volatility and increases exposure to a variety of investment opportunities.

                          Total Returns: Oct 03-Sep 04

Our emerging markets, international, and municipal bond portfolios delivered strong results

   [The following table was depicted as a bar chart in the printed material.]

                                                     Bernstein
Bernstein      MSCI                       Major     Intermediate      Lipper
Emerging     Emerging     Bernstein      Foreign    Diversified     Intermediate
 Markets      Markets    Tax-Managed     Markets      Municipal      Municipal
 Value++       Index    International   Index ss.       Fund         Composite^
---------    --------   -------------   ---------   ------------    ------------
  34.7%        26.5%         18.3%        22.1%         2.7%            2.7%

++   After 2% purchase and 2% redemption fees
ss. MSCI EAFE Index, with countries weighted by market capitalization and currencies unhedged
^    See Lipper note on page 2


--------------------------------------------------------------------------------
                                                         2004 Annual Report    1

================================================================================
Portfolio Returns(1)

                                                     TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                 ---------------------   -------------------------------------
                                                 PAST SIX      PAST 12      PAST          PAST         SINCE
THROUGH SEPTEMBER 30, 2004                        MONTHS       MONTHS    FIVE YEARS     10 YEARS     INCEPTION        INCEPTION DATE
====================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International(2,3)                   1.34%       18.34%        3.73%         7.34%        8.61%          June 22, 1992
     Pre-liquidation, after-tax                    1.34        18.10         3.03          5.84         7.31
     Post-liquidation, after-tax                   0.87        12.29         2.93          5.56         6.89
------------------------------------------------------------------------------------------------------------------------------------
  International(2,3)                               1.66        19.05         3.74          --           4.11          April 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                        December 15, 1995
     Before deduction of purchase and
     redemption fees (see note 2, page 3)          6.44        40.22        11.52          --           5.60
     After deduction of 2% purchase and
     2% redemption fees -- both paid
     to the Portfolio, not to Bernstein            2.23        34.66        10.63          --           5.12
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                            0.33         3.74         6.14          6.65         7.39        January 17, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                             (0.15)        1.37         4.83          5.32         6.05       December 12, 1988
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Short Duration                  (0.35)        0.93         4.63          5.07         5.74         January 3, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal             0.37         1.21         3.34          --           3.70         October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal              0.12         0.81         2.85          --           3.41         October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal                0.39         1.16         3.07          --           3.46         October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                            0.80         2.73         5.23          5.32         5.75         January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  California Municipal                             0.59         2.55         4.78          5.12         5.48          August 6, 1990
------------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                               0.80         2.63         5.15          5.28         5.79         January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------

SANFORD C. BERNSTEIN FUND II PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration Institutional(4)           0.35%        3.76%        --            --           6.27%           May 17, 2002

LIPPER MUTUAL-FUND COMPOSITES(5)
------------------------------------------------------------------------------------------------------------------------------------
  International Large-Cap Core                    (1.81)%      17.23%       (2.31)%        4.01%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                      0.40         3.21         6.42          6.57
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                       (0.08)        1.20         4.58          5.18
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                 0.77         2.72         5.38          5.29
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                   0.27         0.94         3.35          3.78

MARKET BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(6)      (0.06)%      22.08%       (0.85)%        4.02%
------------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(7)       0.43        20.27        (0.92)         6.55
------------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Index                     (2.11)       26.53         6.04          0.10
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                   (1.62)       27.17         7.54          --
------------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index             0.68         3.68         7.48          7.66
------------------------------------------------------------------------------------------------------------------------------------
  Inflation (CPI)                                  1.33         2.54         2.49          2.43

--------------------------------------------------------------------------------

The performance returns quoted above represent past performance and do not guarantee future results. The investment return and principal value of an investment in the portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance information is as of the date shown, and current performance may be lower or higher than the performance returns quoted. For performance information current to the most recent month-end, please visit our website at www.bernstein.com and click on "Updated Fund Performance" at the bottom of any screen.

--------------------------------------------------------------------------------

(1.) Except as noted for Emerging Markets Value, results are after all fees and expenses. (2.) Tax-Managed International, International, and Emerging Markets Value returns throughout this report include dividends net of withholding taxes. (3.) On April 30, 1999, the International Value portfolio (IVP) was split into two portfolios: International Value II (now known as International) for tax-exempt investors such as 401(k) and other retirement plans; and Tax-Managed International Value (now known as Tax-Managed International) for taxable investors. Both portfolios have the same overall investment style, except that the latter includes tax management. International is an extension of the original IVP in that it is managed without regard to tax considerations. The returns shown above reflect the performance of the Tax-Managed International Fund and the International Fund portfolios using an all-value investment style through August 2003. In September 2003, the investment style of the International portfolios changed from all-value to a blend of growth and value. (4.) During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 0.45%. This waiver extends through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. (5.) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from the portfolios. (6.) Morgan Stanley Capital International
(MSCI) EAFE Index of major foreign markets in Europe, Australasia, and the Far East, with countries weighted by market capitalization and currencies unhedged. (7.) MSCI EAFE Index with countries weighted by gross domestic product and currencies half-hedged.


--------------------------------------------------------------------------------
2   Sanford C. Bernstein Fund, Inc., and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Foreign Stock Portfolios

--------------------------------------------------------------------------------
Tax-Managed International
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                     Tax Managed        MSCI EAFE Foreign
                    International       Stock-Market Index      International
     Yr:Month     (after all costs)     (before all costs)      Large-Cap Core
     --------    -------------------    ------------------      ---------------
            6          $25,000                $25,000               $25,000
            7          $24,182                $24,360               $24,080
            8          $25,289                $25,888               $24,420
            9          $23,986                $25,377               $23,897
           10          $23,421                $24,046               $23,020
           11          $23,499                $24,272               $23,121
           12          $23,752                $24,398               $23,470
         93:1          $24,180                $24,395               $23,473
            2          $25,121                $25,131               $23,987
            3          $27,415                $27,322               $25,268
            4          $29,205                $29,915               $26,367
            5          $29,856                $30,547               $26,978
            6          $29,129                $30,070               $26,523
            7          $30,535                $31,123               $27,326
            8          $32,262                $32,803               $29,086
            9          $31,284                $32,064               $28,879
           10          $31,994                $33,053               $30,205
           11          $29,963                $30,163               $29,045
           12          $31,960                $32,342               $31,717
         94:1          $34,255                $35,076               $33,646
            2          $33,826                $34,979               $32,805
            3          $33,948                $33,472               $31,269
            4          $35,045                $34,892               $32,211
            5          $34,735                $34,692               $32,043
            6          $34,143                $35,182               $31,514
            7          $34,883                $35,521               $32,583
            8          $35,351                $36,362               $33,583
            9          $33,957                $35,216               $32,686
           10          $34,138                $36,389               $33,415
           11          $33,058                $34,640               $31,922
           12          $33,175                $34,857               $31,727
         95:1          $32,356                $33,518               $30,233
            2          $31,751                $33,422               $30,305
            3          $31,760                $35,506               $31,129
            4          $32,773                $36,842               $32,203
            5          $32,757                $36,403               $32,512
            6          $32,498                $35,764               $32,558
            7          $34,264                $37,991               $34,375
            8          $34,373                $36,541               $33,725
            9          $34,586                $37,255               $34,433
           10          $34,330                $36,254               $33,827
           11          $34,442                $37,262               $34,169
           12          $35,876                $38,764               $35,156
         96:1          $37,356                $38,923               $35,874
            2          $37,290                $39,054               $36,085
            3          $37,953                $39,884               $36,699
            4          $39,477                $41,043               $37,825
            5          $39,543                $40,288               $37,829
            6          $39,985                $40,515               $38,151
            7          $38,461                $39,331               $36,724
            8          $38,616                $39,417               $37,212
            9          $40,074                $40,464               $38,042
           10          $40,029                $40,050               $37,871
           11          $41,753                $41,643               $39,674
           12          $42,143                $41,108               $39,888
         97:1          $42,120                $39,669               $39,764
            2          $42,710                $40,318               $40,373
            3          $43,631                $40,464               $40,514
            4          $43,914                $40,679               $40,680
            5          $45,331                $43,326               $43,182
            6          $47,290                $45,715               $45,237
            7          $49,722                $46,455               $46,599
            8          $46,606                $42,985               $43,160
            9          $49,392                $45,393               $45,905
           10          $46,842                $41,904               $42,379
           11          $46,322                $41,477               $42,138
           12          $46,049                $41,839               $42,513
         98:1          $48,596                $43,752               $43,605
            2          $50,648                $46,559               $46,557
            3          $54,624                $47,993               $48,857
            4          $54,313                $48,373               $49,600
            5          $55,950                $48,138               $49,650
            6          $55,716                $48,503               $49,287
            7          $56,573                $48,994               $50,002
            8          $48,154                $42,924               $42,832
            9          $45,841                $41,608               $41,410
           10          $47,946                $45,946               $44,664
           11          $50,726                $48,300               $47,036
           12          $51,093                $50,205               $48,447
         99:1          $51,179                $50,057               $48,922
            2          $49,830                $48,864               $47,787
            3          $52,957                $50,903               $49,507
            4          $55,740                $52,966               $51,691
            5          $54,449                $50,238               $49,571
            6          $56,543                $52,197               $52,025
            7          $57,375                $53,748               $53,346
            8          $58,035                $53,945               $53,736
            9          $57,461                $54,488               $54,015
           10          $57,920                $56,529               $56,046
           11          $58,580                $58,493               $59,997
           12          $62,696                $63,743               $67,221
         00:1          $59,000                $59,692               $63,222
            2          $59,785                $61,299               $66,528
            3          $61,677                $63,676               $67,539
            4          $60,251                $60,325               $63,649
            5          $60,222                $58,851               $61,778
            6          $62,929                $61,153               $64,379
            7          $61,503                $58,589               $61,997
            8          $62,114                $59,098               $62,784
            9          $59,465                $56,220               $59,029
           10          $58,825                $54,892               $57,064
           11          $57,864                $52,834               $54,667
           12          $59,639                $54,711               $56,509
         01:1          $60,799                $54,683               $56,730
            2          $58,575                $50,584               $52,310
            3          $55,480                $47,212               $48,534
            4          $59,252                $50,493               $51,936
            5          $57,705                $48,711               $50,222
            6          $57,414                $46,719               $48,344
            7          $55,996                $45,869               $47,082
            8          $55,674                $44,706               $45,759
            9          $49,065                $40,178               $41,059
           10          $50,806                $41,207               $42,160
           11          $51,515                $42,726               $43,770
           12          $52,171                $42,980               $44,392
         02:1          $50,629                $40,696               $42,234
            2          $51,482                $40,982               $42,467
            3          $54,501                $43,198               $44,624
            4          $55,945                $43,485               $44,753
            5          $57,585                $44,036               $45,058
            6          $55,092                $42,283               $43,337
            7          $49,809                $38,109               $38,951
            8          $49,382                $38,022               $38,772
            9          $42,984                $33,939               $34,499
           10          $45,314                $35,763               $36,510
           11          $48,562                $37,386               $38,102
           12          $47,731                $36,129               $36,692
         03:1          $46,500                $34,621               $34,997
            2          $46,168                $33,826               $34,073
            3          $44,172                $33,161               $33,409
            4          $50,326                $36,412               $36,459
            5          $53,619                $38,618               $38,475
            6          $55,016                $39,551               $39,176
            7          $56,446                $40,509               $39,932
            8          $57,410                $41,487               $40,714
            9          $58,309                $42,766               $41,520
           10          $61,402                $45,431               $43,821
           11          $62,400                $46,441               $44,798
           12          $66,264                $50,069               $48,014
        04:01          $66,703                $50,778               $48,768
            2          $67,582                $51,950               $49,690
            3          $68,089                $52,242               $49,576
            4          $66,906                $51,060               $48,227
            5          $66,940                $51,232               $48,247
            6          $68,055                $52,354               $49,105
            7          $65,994                $50,655               $47,318
            8          $66,906                $50,879               $47,507
            9          $69,001                $52,209               $48,671

--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                           MSCI EAFE Foreign
                 International            Stock-Market Index     International
 Yr:Month      (after all costs)          (before all costs)    Large-Cap Core
 --------      -----------------          ------------------    ---------------
        4           $25,000                     $25,000             $25,000
        5           $24,357                     $23,713             $23,975
        6           $25,270                     $24,637             $25,162
        7           $25,708                     $25,369             $25,801
        8           $26,081                     $25,462             $25,989
        9           $25,875                     $25,718             $26,124
       10           $25,888                     $26,682             $27,107
       11           $26,004                     $27,609             $29,018
       12           $27,631                     $30,087             $32,511
     00:1           $26,032                     $28,175             $30,577
        2           $26,461                     $28,933             $32,176
        3           $27,384                     $30,055             $32,665
        4           $26,708                     $28,473             $30,784
        5           $26,734                     $27,778             $29,879
        6           $28,034                     $28,864             $31,137
        7           $27,358                     $27,654             $29,984
        8           $27,670                     $27,894             $30,365
        9           $26,578                     $26,536             $28,549
       10           $26,253                     $25,909             $27,599
       11           $25,915                     $24,937             $26,440
       12           $26,812                     $25,824             $27,331
     01:1           $27,373                     $25,811             $27,437
        2           $26,500                     $23,876             $25,300
        3           $25,191                     $22,284             $23,473
        4           $26,687                     $23,833             $25,119
        5           $25,908                     $22,991             $24,290
        6           $25,799                     $22,051             $23,381
        7           $25,159                     $21,650             $22,771
        8           $25,097                     $21,101             $22,131
        9           $22,073                     $18,964             $19,858
       10           $22,821                     $19,450             $20,391
       11           $23,055                     $20,167             $21,169
       12           $23,347                     $20,287             $21,470
     02:1           $22,705                     $19,209             $20,427
        2           $23,122                     $19,343             $20,539
        3           $24,424                     $20,390             $21,582
        4           $25,034                     $20,525             $21,645
        5           $25,645                     $20,785             $21,792
        6           $24,601                     $19,958             $20,960
        7           $22,126                     $17,987             $18,839
        8           $22,030                     $17,946             $18,752
        9           $19,202                     $16,019             $16,685
       10           $20,262                     $16,880             $17,658
       11           $21,708                     $17,646             $18,428
       12           $21,284                     $17,053             $17,746
     03:1           $20,845                     $16,341             $16,926
        2           $20,650                     $15,966             $16,480
        3           $19,756                     $15,652             $16,158
        4           $22,520                     $17,186             $17,633
        5           $24,016                     $18,228             $18,609
        6           $24,683                     $18,668             $18,947
        7           $25,317                     $19,120             $19,313
        8           $25,723                     $19,582             $19,691
        9           $26,114                     $20,185             $20,081
       10           $27,496                     $21,444             $21,194
       11           $27,935                     $21,920             $21,666
       12           $29,661                     $23,633             $23,222
    04:01           $29,891                     $23,967             $23,587
        2           $30,301                     $24,520             $24,032
        3           $30,580                     $24,658             $23,977
        4           $30,088                     $24,100             $23,325
        5           $30,202                     $24,181             $23,334
        6           $30,695                     $24,711             $23,750
        7           $29,759                     $23,909             $22,885
        8           $30,137                     $24,015             $22,977
        9           $31,089                     $24,643             $23,540

--------------------------------------------------------------------------------
Emerging Markets Value
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                       Emerging
                     Markets Value
                   (after deduction
                    of 2% purchase
                    and 2% redemption
                    fees--both paid
                    to the portfolio,      MSCI Emerging
                        not to             Markets Index        Lipper Emerging
Yr:Month             Bernstein)(2)       (before all costs)      Markets Index
---------           ---------------     ------------------     ---------------
    95:12              $25,000                $25,000              $25,000
     96:1              $26,784                $26,777              $27,272
        2              $26,760                $26,351              $26,954
        3              $27,071                $26,557              $27,178
        4              $28,422                $27,618              $28,131
        5              $28,266                $27,495              $28,407
        6              $27,932                $27,667              $28,461
        7              $26,186                $25,776              $26,805
        8              $26,174                $26,436              $27,536
        9              $26,090                $26,665              $27,818
       10              $24,942                $25,954              $27,175
       11              $25,803                $26,388              $27,794
       12              $26,226                $26,508              $28,037
     97:1              $28,281                $28,316              $30,166
        2              $28,953                $29,528              $31,243
        3              $28,593                $28,753              $30,442
        4              $28,100                $28,804              $30,448
        5              $28,401                $29,628              $31,498
        6              $29,230                $31,214              $33,048
        7              $30,395                $31,680              $34,010
        8              $27,115                $27,648              $30,275
        9              $27,079                $28,414              $31,368
       10              $22,898                $23,752              $26,132
       11              $20,700                $22,885              $24,939
       12              $19,952                $23,437              $25,166
     98:1              $19,113                $21,599              $23,415
        2              $20,954                $23,853              $25,419
        3              $21,956                $24,888              $26,311
        4              $21,405                $24,617              $26,366
        5              $18,687                $21,243              $22,430
        6              $16,433                $19,015              $20,304
        7              $16,595                $19,618              $20,923
        8              $12,374                $13,946              $14,928
        9              $12,663                $14,830              $15,488
       10              $14,128                $16,392              $16,977
       11              $15,618                $17,755              $18,118
       12              $15,743                $17,498              $17,891
     99:1              $15,350                $17,216              $17,528
        2              $15,553                $17,383              $17,377
        3              $17,581                $19,674              $19,313
        4              $21,092                $22,108              $21,996
        5              $21,498                $21,980              $21,730
        6              $23,767                $24,474              $24,170
        7              $23,133                $23,809              $23,568
        8              $23,222                $24,026              $23,307
        9              $22,398                $23,213              $22,479
       10              $22,550                $23,707              $23,156
       11              $24,033                $25,833              $25,710
       12              $27,238                $29,118              $30,227
     00:1              $26,320                $29,292              $29,876
        2              $25,467                $29,678              $30,767
        3              $25,594                $29,823              $30,859
        4              $24,371                $26,996              $27,502
        5              $22,651                $25,880              $26,039
        6              $23,377                $26,792              $27,330
        7              $23,174                $25,414              $26,215
        8              $22,970                $25,539              $26,485
        9              $21,543                $23,309              $23,953
       10              $20,027                $21,619              $22,164
       11              $18,842                $19,729              $20,160
       12              $19,568                $20,205              $20,888
     01:1              $21,135                $22,987              $23,309
        2              $20,495                $21,187              $21,502
        3              $19,125                $19,106              $19,451
        4              $19,686                $20,050              $20,445
        5              $20,326                $20,290              $21,007
        6              $19,986                $19,873              $20,642
        7              $18,785                $18,617              $19,362
        8              $19,007                $18,434              $19,110
        9              $16,292                $15,581              $16,383
       10              $16,631                $16,548              $17,243
       11              $17,963                $18,275              $18,952
       12              $18,861                $19,726              $20,161
     02:1              $20,007                $20,394              $20,956
        2              $20,441                $20,729              $21,425
        3              $21,442                $21,976              $22,599
        4              $21,982                $22,119              $22,875
        5              $22,009                $21,766              $22,664
        6              $20,560                $20,133              $21,008
        7              $19,625                $18,602              $19,438
        8              $19,664                $18,889              $19,598
        9              $17,978                $16,851              $17,632
       10              $18,452                $17,944              $18,473
       11              $19,664                $19,179              $19,716
       12              $19,585                $18,542              $19,229
     03:1              $19,876                $18,461              $19,118
        2              $19,638                $17,963              $18,667
        3              $19,002                $17,454              $18,065
        4              $21,161                $19,008              $19,805
        5              $22,604                $20,373              $21,229
        6              $23,902                $21,534              $22,298
        7              $25,425                $22,882              $23,319
        8              $26,656                $24,418              $24,877
        9              $27,557                $24,597              $25,428
       10              $30,258                $26,691              $27,409
       11              $30,960                $27,019              $27,816
       12              $34,643                $28,977              $30,179
    04:01              $34,469                $30,006              $31,042
        2              $35,819                $31,391              $32,436
        3              $35,576                $31,794              $32,871
        4              $34,002                $29,195              $30,280
        5              $33,133                $28,620              $29,689
        6              $33,774                $28,750              $29,841
        7              $34,403                $28,242              $29,403
        8              $36,100                $29,424              $30,546
        9              $37,867                $31,124              $32,337

Taxable Bond Portfolios

--------------------------------------------------------------------------------
Intermediate Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                Intermediate          Lehman Brothers
                  Duration          Aggregate Bond Index     Lipper Intermediate
 Yr:Month     (after all costs)      (before all costs)        Bond Composite
 --------     -----------------     --------------------     -------------------
    89:1           $25,000                 $25,000                 $25,000
      2            $24,865                 $24,820                 $24,898
      3            $25,000                 $24,927                 $24,982
      4            $25,432                 $25,448                 $25,397
      5            $25,948                 $26,117                 $25,869
      6            $26,694                 $26,911                 $26,462
      7            $27,103                 $27,484                 $26,919
      8            $26,868                 $27,077                 $26,658
      9            $27,003                 $27,215                 $26,768
     10            $27,602                 $27,885                 $27,228
     11            $27,776                 $28,150                 $27,424
     12            $27,846                 $28,226                 $27,501
   90:1            $27,522                 $27,890                 $27,289
      2            $27,602                 $27,979                 $27,365
      3            $27,649                 $27,999                 $27,409
      4            $27,427                 $27,741                 $27,269
      5            $28,083                 $28,562                 $27,861
      6            $28,447                 $29,022                 $28,207
      7            $28,769                 $29,424                 $28,534
      8            $28,480                 $29,030                 $28,326
      9            $28,597                 $29,272                 $28,447
     10            $28,879                 $29,645                 $28,618
     11            $29,443                 $30,283                 $29,082
     12            $29,892                 $30,757                 $29,457
   91:1            $30,044                 $31,138                 $29,731
      2            $30,478                 $31,403                 $30,004
      3            $30,782                 $31,620                 $30,229
      4            $31,132                 $31,961                 $30,574
      5            $31,361                 $32,146                 $30,773
      6            $31,371                 $32,130                 $30,773
      7            $31,798                 $32,577                 $31,124
      8            $32,494                 $33,281                 $31,749
      9            $33,042                 $33,956                 $32,324
     10            $33,469                 $34,333                 $32,666
     11            $33,818                 $34,649                 $32,987
     12            $35,005                 $35,678                 $33,920
   92:1            $34,509                 $35,193                 $33,533
      2            $34,754                 $35,422                 $33,661
      3            $34,594                 $35,222                 $33,530
      4            $34,848                 $35,476                 $33,764
      5            $35,499                 $36,146                 $34,308
      6            $35,991                 $36,644                 $34,798
      7            $36,844                 $37,391                 $35,592
      8            $37,051                 $37,770                 $35,891
      9            $37,443                 $38,218                 $36,372
     10            $36,919                 $37,711                 $35,830
     11            $37,071                 $37,719                 $35,726
     12            $37,692                 $38,319                 $36,222
   93:1            $38,306                 $39,054                 $36,947
      2            $38,962                 $39,738                 $37,619
      3            $39,109                 $39,904                 $37,766
      4            $39,343                 $40,182                 $38,034
      5            $39,503                 $40,234                 $38,004
      6            $40,374                 $40,962                 $38,676
      7            $40,778                 $41,195                 $38,839
      8            $41,611                 $41,917                 $39,557
      9            $41,673                 $42,030                 $39,712
     10            $41,895                 $42,187                 $39,839
     11            $41,396                 $41,828                 $39,484
     12            $41,589                 $42,055                 $39,670
   94:1            $42,150                 $42,622                 $40,174
      2            $41,399                 $41,881                 $39,459
      3            $40,633                 $40,846                 $38,598
      4            $40,296                 $40,520                 $38,251
      5            $40,251                 $40,516                 $38,194
      6            $40,172                 $40,426                 $38,121
      7            $40,833                 $41,231                 $38,693
      8            $40,805                 $41,280                 $38,770
      9            $40,199                 $40,674                 $38,332
     10            $40,152                 $40,637                 $38,275
     11            $40,034                 $40,548                 $38,164
     12            $40,276                 $40,828                 $38,347
   95:1            $41,077                 $41,636                 $38,956
      2            $41,895                 $42,626                 $39,767
      3            $42,115                 $42,888                 $40,013
      4            $42,631                 $43,487                 $40,530
      5            $44,120                 $45,170                 $41,960
      6            $44,477                 $45,501                 $42,225
      7            $44,303                 $45,399                 $42,111
      8            $44,811                 $45,947                 $42,582
      9            $45,353                 $46,394                 $42,957
     10            $46,074                 $46,998                 $43,490
     11            $46,722                 $47,702                 $44,098
     12            $47,458                 $48,371                 $44,658
   96:1            $47,630                 $48,692                 $44,953
      2            $46,700                 $47,846                 $44,185
      3            $46,435                 $47,513                 $43,884
      4            $46,241                 $47,246                 $43,616
      5            $46,218                 $47,150                 $43,538
      6            $46,715                 $47,783                 $44,034
      7            $46,889                 $47,914                 $44,135
      8            $46,899                 $47,834                 $44,100
      9            $47,645                 $48,668                 $44,819
     10            $48,616                 $49,746                 $45,724
     11            $49,536                 $50,598                 $46,497
     12            $49,158                 $50,127                 $46,088
   97:1            $49,215                 $50,281                 $46,222
      2            $49,317                 $50,406                 $46,314
      3            $48,794                 $49,847                 $45,828
      4            $49,429                 $50,593                 $46,423
      5            $49,802                 $51,072                 $46,823
      6            $50,402                 $51,678                 $47,342
      7            $51,431                 $53,071                 $48,559
      8            $51,177                 $52,619                 $48,132
      9            $51,772                 $53,395                 $48,801
     10            $52,474                 $54,169                 $49,377
     11            $52,619                 $54,419                 $49,515
     12            $52,922                 $54,967                 $49,961
   98:1            $53,540                 $55,672                 $50,605
      2            $53,540                 $55,630                 $50,534
      3            $53,715                 $55,822                 $50,711
      4            $53,924                 $56,113                 $50,929
      5            $54,413                 $56,645                 $51,382
      6            $54,679                 $57,126                 $51,752
      7            $54,896                 $57,247                 $51,851
      8            $55,438                 $58,179                 $52,483
      9            $56,219                 $59,541                 $53,643
     10            $55,768                 $59,227                 $53,252
     11            $56,338                 $59,563                 $53,497
     12            $56,559                 $59,742                 $53,673
   99:1            $57,106                 $60,168                 $54,017
      2            $56,279                 $59,118                 $53,012
      3            $56,714                 $59,445                 $53,394
      4            $56,946                 $59,634                 $53,554
      5            $56,731                 $59,115                 $52,997
      6            $56,592                 $58,923                 $52,801
      7            $56,324                 $58,672                 $52,621
      8            $56,207                 $58,642                 $52,537
      9            $56,803                 $59,323                 $53,062
     10            $56,898                 $59,542                 $53,131
     11            $56,987                 $59,538                 $53,174
     12            $56,923                 $59,251                 $52,945
   00:1            $56,722                 $59,057                 $52,749
      2            $57,304                 $59,771                 $53,261
      3            $57,890                 $60,558                 $53,873
      4            $57,489                 $60,385                 $53,577
      5            $57,185                 $60,357                 $53,470
      6            $58,379                 $61,613                 $54,550
      7            $58,797                 $62,172                 $54,970
      8            $59,469                 $63,073                 $55,685
      9            $59,852                 $63,470                 $56,041
     10            $59,658                 $63,890                 $56,164
     11            $60,384                 $64,934                 $56,956
     12            $61,686                 $66,139                 $58,038
   01:1            $62,887                 $67,221                 $59,008
      2            $63,179                 $67,806                 $59,533
      3            $63,400                 $68,147                 $59,795
      4            $63,039                 $67,864                 $59,472
      5            $63,464                 $68,273                 $59,805
      6            $63,526                 $68,531                 $59,984
      7            $64,664                 $70,063                 $61,316
      8            $65,289                 $70,866                 $61,935
      9            $65,715                 $71,691                 $62,462
     10            $67,025                 $73,192                 $63,605
     11            $66,422                 $72,182                 $62,829
     12            $66,121                 $71,724                 $62,408
   02:1            $66,541                 $72,305                 $62,795
      2            $66,802                 $73,005                 $63,285
      3            $65,771                 $71,791                 $62,285
      4            $66,485                 $73,183                 $63,312
      5            $67,125                 $73,805                 $63,806
      6            $66,809                 $74,443                 $63,959
      7            $67,236                 $75,341                 $64,356
      8            $68,515                 $76,613                 $65,437
      9            $69,319                 $77,854                 $66,294
     10            $69,136                 $77,500                 $65,942
     11            $69,569                 $77,479                 $66,095
     12            $70,853                 $79,079                 $67,414
   03:1            $70,985                 $79,147                 $67,508
      2            $71,934                 $80,242                 $68,434
      3            $71,923                 $80,180                 $68,422
      4            $72,839                 $80,842                 $69,106
      5            $74,101                 $82,349                 $70,370
      6            $73,859                 $82,186                 $70,285
      7            $71,322                 $79,423                 $68,011
      8            $72,015                 $79,950                 $68,429
      9            $73,751                 $82,066                 $70,169
     10            $73,338                 $81,301                 $69,616
     11            $73,607                 $81,496                 $69,797
     12            $74,464                 $82,325                 $70,461
  04:01            $75,061                 $82,987                 $70,980
      2            $75,740                 $83,885                 $71,623
      3            $76,254                 $84,514                 $72,128
      4            $74,479                 $82,315                 $70,423
      5            $74,091                 $81,985                 $70,082
      6            $74,447                 $82,449                 $70,399
      7            $75,085                 $83,266                 $71,017
      8            $76,268                 $84,854                 $72,227
      9            $76,508                 $85,084                 $72,419

--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                  Short                                      Merrill Lynch 1-3
              Duration Plus     Lipper Short Investment     Year Treasury Index
 Yr:Month   (after all costs)    Grade Bond Composite        (before all costs)
 --------   -----------------   -----------------------     -------------------
     89:1       $25,200                $25,208                    $25,198
        2       $25,247                $25,253                    $25,198
        3       $25,372                $25,377                    $25,313
        4       $25,674                $25,671                    $25,701
        5       $25,969                $26,005                    $26,086
        6       $26,366                $26,392                    $26,574
        7       $26,663                $26,727                    $26,967
        8       $26,653                $26,677                    $26,800
        9       $26,826                $26,815                    $26,958
       10       $27,153                $27,161                    $27,365
       11       $27,348                $27,354                    $27,610
       12       $27,453                $27,480                    $27,720
     90:1       $27,517                $27,469                    $27,743
        2       $27,637                $27,612                    $27,873
        3       $27,770                $27,739                    $27,967
        4       $27,812                $27,789                    $28,022
        5       $28,152                $28,164                    $28,450
        6       $28,399                $28,431                    $28,750
        7       $28,676                $28,889                    $29,109
        8       $28,799                $28,947                    $29,196
        9       $28,939                $29,112                    $29,436
       10       $29,153                $29,319                    $29,760
       11       $29,391                $29,621                    $30,051
       12       $29,723                $29,905                    $30,416
     91:1       $29,845                $30,099                    $30,694
        2       $30,225                $30,340                    $30,877
        3       $30,514                $30,577                    $31,085
        4       $30,847                $30,883                    $31,379
        5       $31,109                $31,099                    $31,569
        6       $31,246                $31,176                    $31,698
        7       $31,533                $31,454                    $31,974
        8       $31,918                $31,882                    $32,413
        9       $32,198                $32,261                    $32,763
       10       $32,575                $32,580                    $33,114
       11       $32,930                $32,887                    $33,458
       12       $33,404                $33,459                    $33,967
     92:1       $33,364                $33,372                    $33,915
        2       $33,526                $33,495                    $34,033
        3       $33,521                $33,482                    $34,020
        4       $33,881                $33,713                    $34,333
        5       $34,236                $34,050                    $34,645
        6       $34,608                $34,411                    $34,998
        7       $34,968                $34,848                    $35,390
        8       $35,102                $35,085                    $35,702
        9       $35,287                $35,394                    $36,041
       10       $35,147                $35,153                    $35,825
       11       $35,255                $35,090                    $35,766
       12       $35,509                $35,374                    $36,106
     93:1       $35,792                $35,788                    $36,482
        2       $36,056                $36,139                    $36,794
        3       $36,189                $36,258                    $36,904
        4       $36,321                $36,472                    $37,133
        5       $36,434                $36,457                    $37,029
        6       $36,773                $36,760                    $37,302
        7       $36,946                $36,863                    $37,388
        8       $37,200                $37,191                    $37,714
        9       $37,225                $37,325                    $37,837
       10       $37,368                $37,433                    $37,911
       11       $37,275                $37,381                    $37,920
       12       $37,435                $37,538                    $38,060
     94:1       $37,690                $37,819                    $38,305
        2       $37,522                $37,543                    $38,060
        3       $37,320                $37,232                    $37,870
        4       $37,293                $37,057                    $37,736
        5       $37,333                $37,071                    $37,790
        6       $37,408                $37,097                    $37,902
        7       $37,682                $37,405                    $38,228
        8       $37,755                $37,532                    $38,362
        9       $37,650                $37,435                    $38,275
       10       $37,740                $37,480                    $38,361
       11       $37,547                $37,386                    $38,190
       12       $37,640                $37,412                    $38,277
     95:1       $38,104                $37,786                    $38,809
        2       $38,581                $38,281                    $39,343
        3       $38,736                $38,484                    $39,562
        4       $39,076                $38,842                    $39,915
        5       $39,615                $39,572                    $40,612
        6       $39,835                $39,794                    $40,830
        7       $39,970                $39,885                    $41,000
        8       $40,202                $40,161                    $41,243
        9       $40,422                $40,394                    $41,444
       10       $40,784                $40,721                    $41,794
       11       $41,076                $41,067                    $42,163
       12       $41,441                $41,391                    $42,487
     96:1       $41,668                $41,702                    $42,848
        2       $41,521                $41,543                    $42,667
        3       $41,508                $41,506                    $42,629
        4       $41,593                $41,523                    $42,665
        5       $41,676                $41,589                    $42,752
        6       $41,913                $41,876                    $43,059
        7       $42,113                $42,035                    $43,229
        8       $42,298                $42,161                    $43,377
        9       $42,660                $42,541                    $43,770
       10       $43,167                $42,979                    $44,263
       11       $43,454                $43,318                    $44,602
       12       $43,424                $43,318                    $44,602
     97:1       $43,663                $43,509                    $44,812
        2       $43,781                $43,635                    $44,915
        3       $43,770                $43,587                    $44,897
        4       $44,072                $43,918                    $45,264
        5       $44,339                $44,217                    $45,573
        6       $44,610                $44,504                    $45,887
        7       $44,949                $44,990                    $46,391
        8       $45,058                $45,012                    $46,434
        9       $45,308                $45,341                    $46,786
       10       $45,582                $45,594                    $47,134
       11       $45,699                $45,699                    $47,248
       12       $45,830                $45,960                    $47,571
     98:1       $46,237                $46,360                    $48,033
        2       $46,299                $46,411                    $48,074
        3       $46,405                $46,587                    $48,270
        4       $46,609                $46,792                    $48,496
        5       $46,809                $47,035                    $48,754
        6       $46,993                $47,242                    $49,008
        7       $47,245                $47,436                    $49,237
        8       $47,568                $47,759                    $49,856
        9       $48,073                $48,322                    $50,517
       10       $48,127                $48,298                    $50,765
       11       $48,294                $48,399                    $50,720
       12       $48,549                $48,578                    $50,899
     99:1       $48,776                $48,797                    $51,101
        2       $48,619                $48,587                    $50,852
        3       $48,975                $48,952                    $51,205
        4       $49,153                $49,133                    $51,370
        5       $49,241                $49,039                    $51,337
        6       $49,400                $49,118                    $51,497
        7       $49,529                $49,162                    $51,660
        8       $49,635                $49,241                    $51,810
        9       $49,911                $49,590                    $52,147
       10       $50,049                $49,709                    $52,285
       11       $50,225                $49,854                    $52,384
       12       $50,384                $49,933                    $52,459
     00:1       $50,372                $49,918                    $52,440
        2       $50,654                $50,238                    $52,789
        3       $50,900                $50,524                    $53,116
        4       $50,924                $50,544                    $53,254
        5       $51,077                $50,676                    $53,473
        6       $51,628                $51,259                    $54,028
        7       $51,849                $51,566                    $54,370
        8       $52,199                $51,968                    $54,771
        9       $52,591                $52,394                    $55,165
       10       $52,558                $52,536                    $55,461
       11       $52,957                $52,982                    $55,986
       12       $53,567                $53,602                    $56,653
     01:1       $54,262                $54,321                    $57,363
        2       $54,554                $54,668                    $57,736
        3       $55,012                $55,045                    $58,218
        4       $55,174                $55,167                    $58,373
        5       $55,546                $55,492                    $58,702
        6       $55,772                $55,692                    $58,902
        7       $56,416                $56,388                    $59,563
        8       $56,842                $56,715                    $59,906
        9       $57,532                $57,288                    $60,892
       10       $58,154                $57,746                    $61,467
       11       $57,958                $57,486                    $61,335
       12       $58,039                $57,412                    $61,356
     02:1       $58,245                $57,578                    $61,481
        2       $58,318                $57,751                    $61,778
        3       $58,065                $57,422                    $61,361
        4       $58,511                $57,881                    $62,046
        5       $58,817                $58,199                    $62,295
        6       $59,153                $58,275                    $62,818
        7       $59,587                $58,502                    $63,586
        8       $59,785                $58,871                    $63,804
        9       $60,280                $59,261                    $64,331
       10       $60,278                $59,288                    $64,477
       11       $60,406                $59,331                    $64,283
       12       $60,996                $59,910                    $64,888
     03:1       $61,081                $60,012                    $64,879
        2       $61,431                $60,363                    $65,150
        3       $61,483                $60,443                    $65,268
        4       $61,728                $60,694                    $65,390
        5       $62,070                $61,075                    $65,636
        6       $62,153                $61,173                    $65,736
        7       $61,741                $60,582                    $65,378
        8       $61,808                $60,643                    $65,422
        9       $62,344                $61,288                    $66,016
       10       $62,179                $61,083                    $65,771
       11       $62,251                $61,093                    $65,737
       12       $62,562                $61,408                    $66,118
    04:01       $62,759                $61,585                    $66,253
        2       $63,045                $61,868                    $66,569
        3       $63,293                $62,071                    $66,778
        4       $62,654                $61,472                    $66,134
        5       $62,485                $61,354                    $66,073
        6       $62,564                $61,392                    $66,067
        7       $62,784                $61,616                    $66,306
        8       $63,158                $62,008                    $66,765
        9       $63,196                $62,021                    $66,706

--------------------------------------------------------------------------------
U.S. Government Short Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               U.S. Government                                Merrill Lynch 1-3
                Short Duration        Lipper Short U.S.      Year Treasury Index
 Yr:Month     (after all costs)      Gov't Bond Composite     (before all costs)
 --------     -----------------      --------------------    -------------------
     89:1         $25,000                  $25,000                  $25,000
        2         $25,037                  $25,003                  $25,000
        3         $25,129                  $25,108                  $25,115
        4         $25,460                  $25,469                  $25,499
        5         $25,740                  $25,660                  $25,882
        6         $26,140                  $26,104                  $26,366
        7         $26,441                  $26,464                  $26,756
        8         $26,361                  $26,292                  $26,590
        9         $26,520                  $26,432                  $26,747
       10         $26,880                  $26,839                  $27,151
       11         $27,044                  $27,051                  $27,394
       12         $27,176                  $27,156                  $27,503
     90:1         $27,196                  $27,145                  $27,525
        2         $27,327                  $27,270                  $27,654
        3         $27,434                  $27,352                  $27,748
        4         $27,496                  $27,382                  $27,802
        5         $27,854                  $27,790                  $28,227
        6         $28,097                  $28,073                  $28,524
        7         $28,393                  $28,402                  $28,880
        8         $28,515                  $28,447                  $28,967
        9         $28,718                  $28,658                  $29,205
       10         $28,997                  $28,950                  $29,526
       11         $29,267                  $29,269                  $29,816
       12         $29,615                  $29,596                  $30,177
     91:1         $29,844                  $29,866                  $30,454
        2         $30,055                  $30,036                  $30,635
        3         $30,219                  $30,201                  $30,841
        4         $30,472                  $30,479                  $31,133
        5         $30,636                  $30,650                  $31,321
        6         $30,723                  $30,714                  $31,450
        7         $30,984                  $31,006                  $31,724
        8         $31,393                  $31,431                  $32,159
        9         $31,724                  $31,798                  $32,506
       10         $32,079                  $32,116                  $32,854
       11         $32,424                  $32,422                  $33,196
       12         $32,938                  $32,953                  $33,700
     92:1         $32,804                  $32,759                  $33,649
        2         $32,839                  $32,844                  $33,767
        3         $32,737                  $32,801                  $33,753
        4         $33,115                  $33,070                  $34,064
        5         $33,472                  $33,417                  $34,374
        6         $33,845                  $33,735                  $34,724
        7         $34,198                  $34,140                  $35,113
        8         $34,285                  $34,420                  $35,422
        9         $34,441                  $34,699                  $35,759
       10         $34,362                  $34,428                  $35,544
       11         $34,439                  $34,373                  $35,486
       12         $34,707                  $34,703                  $35,823
     93:1         $34,953                  $35,140                  $36,196
        2         $35,181                  $35,474                  $36,505
        3         $35,253                  $35,587                  $36,615
        4         $35,350                  $35,787                  $36,842
        5         $35,422                  $35,744                  $36,739
        6         $35,715                  $36,076                  $37,009
        7         $35,869                  $36,174                  $37,095
        8         $36,165                  $36,528                  $37,419
        9         $36,200                  $36,630                  $37,540
       10         $36,319                  $36,693                  $37,614
       11         $36,212                  $36,586                  $37,623
       12         $36,304                  $36,718                  $37,762
     94:1         $36,510                  $36,968                  $38,005
        2         $36,334                  $36,661                  $37,762
        3         $36,234                  $36,283                  $37,574
        4         $36,125                  $36,026                  $37,441
        5         $36,150                  $35,961                  $37,494
        6         $36,234                  $35,957                  $37,605
        7         $36,530                  $36,248                  $37,928
        8         $36,624                  $36,332                  $38,062
        9         $36,508                  $36,205                  $37,975
       10         $36,590                  $36,226                  $38,061
       11         $36,428                  $36,081                  $37,891
       12         $36,456                  $36,161                  $37,977
     95:1         $36,932                  $36,609                  $38,505
        2         $37,399                  $37,133                  $39,034
        3         $37,583                  $37,326                  $39,252
        4         $37,914                  $37,647                  $39,602
        5         $38,495                  $38,388                  $40,294
        6         $38,766                  $38,580                  $40,510
        7         $38,855                  $38,627                  $40,678
        8         $39,066                  $38,909                  $40,920
        9         $39,262                  $39,130                  $41,119
       10         $39,568                  $39,479                  $41,466
       11         $39,866                  $39,858                  $41,833
       12         $40,142                  $40,188                  $42,154
     96:1         $40,350                  $40,478                  $42,512
        2         $40,231                  $40,292                  $42,332
        3         $40,246                  $40,243                  $42,295
        4         $40,224                  $40,251                  $42,330
        5         $40,271                  $40,300                  $42,417
        6         $40,527                  $40,570                  $42,722
        7         $40,681                  $40,703                  $42,890
        8         $40,820                  $40,813                  $43,037
        9         $41,133                  $41,164                  $43,427
       10         $41,580                  $41,597                  $43,916
       11         $41,856                  $41,917                  $44,253
       12         $41,783                  $41,904                  $44,253
     97:1         $42,006                  $42,101                  $44,460
        2         $42,113                  $42,211                  $44,563
        3         $42,103                  $42,135                  $44,545
        4         $42,392                  $42,442                  $44,909
        5         $42,650                  $42,693                  $45,215
        6         $42,913                  $42,919                  $45,527
        7         $43,241                  $43,365                  $46,027
        8         $43,314                  $43,383                  $46,070
        9         $43,549                  $43,682                  $46,419
       10         $43,848                  $43,988                  $46,764
       11         $43,927                  $44,085                  $46,878
       12         $44,142                  $44,301                  $47,198
     98:1         $44,461                  $44,677                  $47,656
        2         $44,515                  $44,708                  $47,697
        3         $44,648                  $44,856                  $47,891
        4         $44,808                  $45,031                  $48,116
        5         $44,995                  $45,261                  $48,372
        6         $45,198                  $45,460                  $48,624
        7         $45,430                  $45,642                  $48,851
        8         $45,805                  $46,107                  $49,465
        9         $46,316                  $46,670                  $50,121
       10         $46,453                  $46,749                  $50,367
       11         $46,485                  $46,740                  $50,323
       12         $46,594                  $46,875                  $50,501
     99:1         $46,768                  $47,100                  $50,700
        2         $46,628                  $46,916                  $50,453
        3         $46,939                  $47,193                  $50,804
        4         $47,114                  $47,377                  $50,967
        5         $47,097                  $47,335                  $50,935
        6         $47,215                  $47,349                  $51,094
        7         $47,341                  $47,410                  $51,256
        8         $47,440                  $47,496                  $51,404
        9         $47,735                  $47,795                  $51,738
       10         $47,869                  $47,919                  $51,875
       11         $47,990                  $48,044                  $51,974
       12         $48,031                  $48,058                  $52,048
     00:1         $48,030                  $48,092                  $52,029
        2         $48,302                  $48,366                  $52,375
        3         $48,542                  $48,748                  $52,700
        4         $48,731                  $48,924                  $52,837
        5         $48,873                  $49,007                  $53,054
        6         $49,312                  $49,497                  $53,605
        7         $49,561                  $49,789                  $53,943
        8         $49,931                  $50,157                  $54,342
        9         $50,263                  $50,518                  $54,732
       10         $50,514                  $50,806                  $55,026
       11         $50,972                  $51,304                  $55,547
       12         $51,554                  $51,838                  $56,209
     01:1         $52,181                  $52,501                  $56,914
        2         $52,467                  $52,900                  $57,284
        3         $52,789                  $53,239                  $57,761
        4         $52,912                  $53,388                  $57,916
        5         $53,156                  $53,698                  $58,242
        6         $53,269                  $53,843                  $58,440
        7         $53,854                  $54,413                  $59,096
        8         $54,257                  $54,707                  $59,436
        9         $55,098                  $55,424                  $60,415
       10         $55,623                  $55,906                  $60,986
       11         $55,426                  $55,699                  $60,854
       12         $55,446                  $55,644                  $60,875
     02:1         $55,589                  $55,816                  $60,999
        2         $55,865                  $56,095                  $61,293
        3         $55,582                  $55,770                  $60,880
        4         $56,156                  $56,311                  $61,560
        5         $56,356                  $56,553                  $61,807
        6         $56,754                  $56,904                  $62,326
        7         $57,377                  $57,444                  $63,087
        8         $57,609                  $57,685                  $63,304
        9         $58,084                  $58,053                  $63,827
       10         $58,179                  $58,142                  $63,972
       11         $58,008                  $58,006                  $63,780
       12         $58,574                  $58,483                  $64,379
     03:1         $58,623                  $58,498                  $64,371
        2         $58,877                  $58,759                  $64,639
        3         $58,897                  $58,794                  $64,757
        4         $59,052                  $58,908                  $64,878
        5         $59,342                  $59,089                  $65,121
        6         $59,351                  $59,119                  $65,221
        7         $58,871                  $58,675                  $64,866
        8         $58,846                  $58,691                  $64,910
        9         $59,302                  $59,157                  $65,499
       10         $59,141                  $58,957                  $65,256
       11         $59,161                  $58,954                  $65,221
       12         $59,417                  $59,219                  $65,600
    04:01         $59,542                  $59,337                  $65,733
        2         $59,841                  $59,578                  $66,048
        3         $60,058                  $59,718                  $66,254
        4         $59,440                  $59,196                  $65,616
        5         $59,267                  $59,035                  $65,555
        6         $59,287                  $59,063                  $65,549
        7         $59,537                  $59,272                  $65,787
        8         $59,830                  $59,626                  $66,242
        9         $59,850                  $59,573                  $66,184

(1.) Past performance does not guarantee future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs, and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International, the index is the MSCI EAFE Index, with countries weighted by market capitalization and currencies unhedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed, and asset-backed securities of diverse maturities; the Merrill Lynch 1 -- 3-Year Treasury Index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general-obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.

(2.) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have increased to $39,428.


--------------------------------------------------------------------------------
                                                         2004 Annual Report    3

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Bond Portfolios (Intermediate and Short Duration)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               Short Duration      Lehman Brothers One-Year
            Diversified Municipal      Municipal Index        Lipper Short-Term
 Yr:Month     (after all costs)      (before all costs)      Municipal Composite
 --------   ---------------------  ------------------------  -------------------
    94:10          $25,000                $25,000                 $25,000
       11          $25,015                $25,038                 $24,918
       12          $25,112                $25,102                 $25,007
     95:1          $25,255                $25,231                 $25,187
        2          $25,462                $25,402                 $25,424
        3          $25,617                $25,570                 $25,584
        4          $25,684                $25,663                 $25,669
        5          $25,959                $25,904                 $25,938
        6          $26,072                $25,992                 $26,032
        7          $26,204                $26,182                 $26,185
        8          $26,314                $26,321                 $26,313
        9          $26,366                $26,394                 $26,377
       10          $26,479                $26,502                 $26,503
       11          $26,616                $26,628                 $26,662
       12          $26,709                $26,728                 $26,777
     96:1          $26,844                $26,881                 $26,937
        2          $26,878                $26,946                 $26,970
        3          $26,869                $26,964                 $26,919
        4          $26,901                $27,028                 $26,948
        5          $26,968                $27,096                 $27,007
        6          $27,053                $27,228                 $27,105
        7          $27,168                $27,343                 $27,229
        8          $27,206                $27,396                 $27,289
        9          $27,336                $27,520                 $27,423
       10          $27,441                $27,661                 $27,574
       11          $27,608                $27,828                 $27,745
       12          $27,657                $27,888                 $27,789
     97:1          $27,786                $28,049                 $27,886
        2          $27,854                $28,139                 $28,006
        3          $27,827                $28,125                 $27,934
        4          $27,913                $28,238                 $28,029
        5          $28,058                $28,380                 $28,199
        6          $28,167                $28,493                 $28,343
        7          $28,298                $28,668                 $28,573
        8          $28,335                $28,704                 $28,573
        9          $28,477                $28,852                 $28,767
       10          $28,564                $28,963                 $28,871
       11          $28,624                $29,052                 $28,957
       12          $28,752                $29,182                 $29,114
     98:1          $28,882                $29,335                 $29,262
        2          $28,971                $29,437                 $29,332
        3          $29,036                $29,521                 $29,394
        4          $29,078                $29,557                 $29,394
        5          $29,204                $29,711                 $29,576
        6          $29,271                $29,820                 $29,677
        7          $29,379                $29,922                 $29,772
        8          $29,512                $30,103                 $29,986
        9          $29,622                $30,246                 $30,142
       10          $29,727                $30,389                 $30,245
       11          $29,813                $30,480                 $30,302
       12          $29,885                $30,566                 $30,402
     99:1          $30,035                $30,737                 $30,566
        2          $30,143                $30,847                 $30,569
        3          $30,184                $30,873                 $30,612
        4          $30,244                $30,944                 $30,689
        5          $30,293                $31,005                 $30,701
        6          $30,288                $30,977                 $30,593
        7          $30,363                $31,088                 $30,691
        8          $30,398                $31,164                 $30,694
        9          $30,483                $31,269                 $30,768
       10          $30,513                $31,337                 $30,777
       11          $30,631                $31,434                 $30,882
       12          $30,652                $31,460                 $30,885
     00:1          $30,745                $31,580                 $30,904
        2          $30,818                $31,675                 $31,018
        3          $30,942                $31,812                 $31,167
        4          $30,988                $31,888                 $31,198
        5          $31,025                $31,941                 $31,232
        6          $31,273                $32,203                 $31,488
        7          $31,426                $32,383                 $31,680
        8          $31,579                $32,549                 $31,848
        9          $31,633                $32,621                 $31,922
       10          $31,760                $32,775                 $32,056
       11          $31,859                $32,899                 $32,165
       12          $32,089                $33,144                 $32,425
     01:1          $32,375                $33,537                 $32,698
        2          $32,481                $33,648                 $32,815
        3          $32,630                $33,822                 $32,983
        4          $32,685                $33,886                 $33,006
        5          $32,889                $34,127                 $33,217
        6          $32,988                $34,260                 $33,350
        7          $33,169                $34,411                 $33,533
        8          $33,373                $34,617                 $33,761
        9          $33,525                $34,787                 $33,856
       10          $33,674                $34,938                 $33,998
       11          $33,662                $34,970                 $33,937
       12          $33,729                $35,057                 $33,964
     02:1          $33,975                $35,341                 $34,158
        2          $34,142                $35,468                 $34,321
        3          $33,876                $35,221                 $34,095
        4          $34,148                $35,488                 $34,364
        5          $34,315                $35,645                 $34,488
        6          $34,526                $35,819                 $34,671
        7          $34,656                $35,951                 $34,823
        8          $34,734                $36,071                 $34,959
        9          $34,802                $36,152                 $35,102
       10          $34,710                $36,098                 $34,953
       11          $34,814                $36,177                 $35,019
       12          $34,975                $36,407                 $35,285
     03:1          $35,053                $36,491                 $35,344
        2          $35,156                $36,583                 $35,517
        3          $35,165                $36,583                 $35,476
        4          $35,205                $36,626                 $35,556
        5          $35,382                $36,743                 $35,783
        6          $35,362                $36,791                 $35,780
        7          $35,199                $36,776                 $35,558
        8          $35,259                $36,824                 $35,650
        9          $35,488                $36,997                 $35,942
       10          $35,493                $36,956                 $35,894
       11          $35,548                $36,992                 $35,958
       12          $35,625                $37,032                 $36,004
    04:01          $35,709                $37,110                 $36,087
        2          $35,790                $37,242                 $36,258
        3          $35,784                $37,247                 $36,185
        4          $35,672                $37,158                 $35,941
        5          $35,606                $37,099                 $35,881
        6          $35,658                $37,135                 $35,913
        7          $35,795                $37,281                 $36,059
        8          $35,925                $37,439                 $36,264
        9          $35,918                $37,475                 $36,281

--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                Short Duration          Lehman Brothers
             California Municipal  One-Year Municipal Index   Lipper Short-Term
 Yr:Month     (after all costs)       (before all costs)     Municipal Composite
 --------   ---------------------  ------------------------  -------------------
    94:10            $25,000              $25,000                  $25,000
       11            $24,978              $25,038                  $24,918
       12            $25,055              $25,102                  $25,007
     95:1            $25,202              $25,231                  $25,187
        2            $25,451              $25,402                  $25,424
        3            $25,566              $25,570                  $25,584
        4            $25,668              $25,663                  $25,669
        5            $25,915              $25,904                  $25,938
        6            $26,000              $25,992                  $26,032
        7            $26,185              $26,182                  $26,185
        8            $26,267              $26,321                  $26,313
        9            $26,332              $26,394                  $26,377
       10            $26,442              $26,502                  $26,503
       11            $26,554              $26,628                  $26,662
       12            $26,631              $26,728                  $26,777
     96:1            $26,786              $26,881                  $26,937
        2            $26,813              $26,946                  $26,970
        3            $26,793              $26,964                  $26,919
        4            $26,841              $27,028                  $26,948
        5            $26,885              $27,096                  $27,007
        6            $26,990              $27,228                  $27,105
        7            $27,105              $27,343                  $27,229
        8            $27,146              $27,396                  $27,289
        9            $27,256              $27,520                  $27,423
       10            $27,384              $27,661                  $27,574
       11            $27,530              $27,828                  $27,745
       12            $27,578              $27,888                  $27,789
     97:1            $27,683              $28,049                  $27,886
        2            $27,747              $28,139                  $28,006
        3            $27,740              $28,125                  $27,934
        4            $27,824              $28,238                  $28,029
        5            $27,923              $28,380                  $28,199
        6            $28,030              $28,493                  $28,343
        7            $28,178              $28,668                  $28,573
        8            $28,209              $28,704                  $28,573
        9            $28,317              $28,852                  $28,767
       10            $28,393              $28,963                  $28,871
       11            $28,446              $29,052                  $28,957
       12            $28,571              $29,182                  $29,114
     98:1            $28,693              $29,335                  $29,262
        2            $28,778              $29,437                  $29,332
        3            $28,837              $29,521                  $29,394
        4            $28,849              $29,557                  $29,394
        5            $28,967              $29,711                  $29,576
        6            $29,055              $29,820                  $29,677
        7            $29,190              $29,922                  $29,772
        8            $29,317              $30,103                  $29,986
        9            $29,443              $30,246                  $30,142
       10            $29,569              $30,389                  $30,245
       11            $29,655              $30,480                  $30,302
       12            $29,686              $30,566                  $30,402
     99:1            $29,832              $30,737                  $30,566
        2            $29,915              $30,847                  $30,569
        3            $29,929              $30,873                  $30,612
        4            $30,007              $30,944                  $30,689
        5            $30,024              $31,005                  $30,701
        6            $30,014              $30,977                  $30,593
        7            $30,115              $31,088                  $30,691
        8            $30,168              $31,164                  $30,694
        9            $30,296              $31,269                  $30,768
       10            $30,326              $31,337                  $30,777
       11            $30,393              $31,434                  $30,882
       12            $30,388              $31,460                  $30,885
     00:1            $30,497              $31,580                  $30,904
        2            $30,614              $31,675                  $31,018
        3            $30,727              $31,812                  $31,167
        4            $30,740              $31,888                  $31,198
        5            $30,816              $31,941                  $31,232
        6            $31,059              $32,203                  $31,488
        7            $31,208              $32,383                  $31,680
        8            $31,386              $32,549                  $31,848
        9            $31,467              $32,621                  $31,922
       10            $31,593              $32,775                  $32,056
       11            $31,694              $32,899                  $32,165
       12            $31,870              $33,144                  $32,425
     01:1            $32,171              $33,537                  $32,698
        2            $32,271              $33,648                  $32,815
        3            $32,396              $33,822                  $32,983
        4            $32,398              $33,886                  $33,006
        5            $32,599              $34,127                  $33,217
        6            $32,695              $34,260                  $33,350
        7            $32,847              $34,411                  $33,533
        8            $32,989              $34,617                  $33,761
        9            $33,081              $34,787                  $33,856
       10            $33,191              $34,938                  $33,998
       11            $33,237              $34,970                  $33,937
       12            $33,276              $35,057                  $33,964
     02:1            $33,493              $35,341                  $34,158
        2            $33,548              $35,468                  $34,321
        3            $33,359              $35,221                  $34,095
        4            $33,541              $35,488                  $34,364
        5            $33,649              $35,645                  $34,488
        6            $33,744              $35,819                  $34,671
        7            $33,832              $35,951                  $34,823
        8            $33,947              $36,071                  $34,959
        9            $34,031              $36,152                  $35,102
       10            $33,898              $36,098                  $34,953
       11            $33,933              $36,177                  $35,019
       12            $34,148              $36,407                  $35,285
     03:1            $34,203              $36,491                  $35,344
        2            $34,311              $36,583                  $35,517
        3            $34,331              $36,583                  $35,476
        4            $34,356              $36,626                  $35,556
        5            $34,517              $36,743                  $35,783
        6            $34,480              $36,791                  $35,780
        7            $34,302              $36,776                  $35,558
        8            $34,371              $36,824                  $35,650
        9            $34,585              $36,997                  $35,942
       10            $34,549              $36,956                  $35,894
       11            $34,619              $36,992                  $35,958
       12            $34,664              $37,032                  $36,004
    04:01            $34,737              $37,110                  $36,087
        2            $34,836              $37,242                  $36,258
        3            $34,825              $37,247                  $36,185
        4            $34,687              $37,158                  $35,941
        5            $34,649              $37,099                  $35,881
        6            $34,698              $37,135                  $35,913
        7            $34,804              $37,281                  $36,059
        8            $34,875              $37,439                  $36,264
        9            $34,866              $37,475                  $36,281

--------------------------------------------------------------------------------
Short Duration New York Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               Short Duration          Lehman Brothers
            New York Municipal    One-Year Municipal Index    Lipper Short-Term
 Yr:Month    (after all costs)       (before all costs)      Municipal Composite
 --------  ---------------------  ------------------------   -------------------
    94:10          $25,000                $25,000                 $25,000
       11          $24,970                $25,038                 $24,918
       12          $25,062                $25,102                 $25,007
     95:1          $25,212                $25,231                 $25,187
        2          $25,450                $25,402                 $25,424
        3          $25,582                $25,570                 $25,584
        4          $25,659                $25,663                 $25,669
        5          $25,882                $25,904                 $25,938
        6          $25,984                $25,992                 $26,032
        7          $26,124                $26,182                 $26,185
        8          $26,221                $26,321                 $26,313
        9          $26,284                $26,394                 $26,377
       10          $26,374                $26,502                 $26,503
       11          $26,496                $26,628                 $26,662
       12          $26,583                $26,728                 $26,777
     96:1          $26,736                $26,881                 $26,937
        2          $26,803                $26,946                 $26,970
        3          $26,783                $26,964                 $26,919
        4          $26,806                $27,028                 $26,948
        5          $26,871                $27,096                 $27,007
        6          $26,956                $27,228                 $27,105
        7          $27,075                $27,343                 $27,229
        8          $27,073                $27,396                 $27,289
        9          $27,213                $27,520                 $27,423
       10          $27,350                $27,661                 $27,574
       11          $27,486                $27,828                 $27,745
       12          $27,520                $27,888                 $27,789
     97:1          $27,636                $28,049                 $27,886
        2          $27,707                $28,139                 $28,006
        3          $27,685                $28,125                 $27,934
        4          $27,779                $28,238                 $28,029
        5          $27,890                $28,380                 $28,199
        6          $28,005                $28,493                 $28,343
        7          $28,140                $28,668                 $28,573
        8          $28,158                $28,704                 $28,573
        9          $28,300                $28,852                 $28,767
       10          $28,388                $28,963                 $28,871
       11          $28,448                $29,052                 $28,957
       12          $28,553                $29,182                 $29,114
     98:1          $28,687                $29,335                 $29,262
        2          $28,755                $29,437                 $29,332
        3          $28,823                $29,521                 $29,394
        4          $28,844                $29,557                 $29,394
        5          $28,970                $29,711                 $29,576
        6          $29,061                $29,820                 $29,677
        7          $29,150                $29,922                 $29,772
        8          $29,282                $30,103                 $29,986
        9          $29,391                $30,246                 $30,142
       10          $29,497                $30,389                 $30,245
       11          $29,565                $30,480                 $30,302
       12          $29,628                $30,566                 $30,402
     99:1          $29,781                $30,737                 $30,566
        2          $29,847                $30,847                 $30,569
        3          $29,914                $30,873                 $30,612
        4          $29,957                $30,944                 $30,689
        5          $29,988                $31,005                 $30,701
        6          $29,966                $30,977                 $30,593
        7          $30,052                $31,088                 $30,691
        8          $30,096                $31,164                 $30,694
        9          $30,167                $31,269                 $30,768
       10          $30,205                $31,337                 $30,777
       11          $30,309                $31,434                 $30,882
       12          $30,310                $31,460                 $30,885
     00:1          $30,388                $31,580                 $30,904
        2          $30,484                $31,675                 $31,018
        3          $30,582                $31,812                 $31,167
        4          $30,632                $31,888                 $31,198
        5          $30,692                $31,941                 $31,232
        6          $30,918                $32,203                 $31,488
        7          $31,067                $32,383                 $31,680
        8          $31,192                $32,549                 $31,848
        9          $31,266                $32,621                 $31,922
       10          $31,385                $32,775                 $32,056
       11          $31,507                $32,899                 $32,165
       12          $31,759                $33,144                 $32,425
     01:1          $32,012                $33,537                 $32,698
        2          $32,116                $33,648                 $32,815
        3          $32,288                $33,822                 $32,983
        4          $32,286                $33,886                 $33,006
        5          $32,508                $34,127                 $33,217
        6          $32,600                $34,260                 $33,350
        7          $32,751                $34,411                 $33,533
        8          $32,941                $34,617                 $33,761
        9          $33,002                $34,787                 $33,856
       10          $33,170                $34,938                 $33,998
       11          $33,153                $34,970                 $33,937
       12          $33,188                $35,057                 $33,964
     02:1          $33,432                $35,341                 $34,158
        2          $33,545                $35,468                 $34,321
        3          $33,357                $35,221                 $34,095
        4          $33,540                $35,488                 $34,364
        5          $33,653                $35,645                 $34,488
        6          $33,775                $35,819                 $34,671
        7          $33,873                $35,951                 $34,823
        8          $33,974                $36,071                 $34,959
        9          $34,040                $36,152                 $35,102
       10          $33,943                $36,098                 $34,953
       11          $33,984                $36,177                 $35,019
       12          $34,210                $36,407                 $35,285
     03:1          $34,250                $36,491                 $35,344
        2          $34,369                $36,583                 $35,517
        3          $34,344                $36,583                 $35,476
        4          $34,406                $36,626                 $35,556
        5          $34,605                $36,743                 $35,783
        6          $34,579                $36,791                 $35,780
        7          $34,405                $36,776                 $35,558
        8          $34,480                $36,824                 $35,650
        9          $34,694                $36,997                 $35,942
       10          $34,689                $36,956                 $35,894
       11          $34,765                $36,992                 $35,958
       12          $34,824                $37,032                 $36,004
    04:01          $34,881                $37,110                 $36,087
        2          $34,990                $37,242                 $36,258
        3          $34,959                $37,247                 $36,185
        4          $34,819                $37,158                 $35,941
        5          $34,782                $37,099                 $35,881
        6          $34,831                $37,135                 $35,913
        7          $34,940                $37,281                 $36,059
        8          $35,072                $37,439                 $36,264
        9          $35,096                $37,475                 $36,281

--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                                             Lehman Brothers
            Diversified Municipal   Lipper Intermediate    Five-year G/O Index
Yr:Month      (after all costs)     Municipal Composite     (before all costs)
--------    ---------------------   -------------------    -------------------
     89:1          $25,000                $25,000                 $25,000
        2          $24,863                $24,893                 $24,735
        3          $24,736                $24,820                 $24,577
        4          $25,164                $25,212                 $24,999
        5          $25,550                $25,550                 $25,454
        6          $25,878                $25,829                 $25,734
        7          $26,189                $26,128                 $26,110
        8          $26,027                $26,011                 $26,008
        9          $25,973                $25,972                 $26,021
       10          $26,266                $26,203                 $26,250
       11          $26,602                $26,510                 $26,584
       12          $26,769                $26,743                 $26,799
     90:1          $26,669                $26,679                 $26,812
        2          $26,843                $26,884                 $27,013
        3          $26,823                $26,868                 $26,930
        4          $26,741                $26,723                 $26,841
        5          $27,152                $27,177                 $27,332
        6          $27,351                $27,405                 $27,532
        7          $27,637                $27,748                 $27,859
        8          $27,510                $27,501                 $27,764
        9          $27,622                $27,592                 $27,823
       10          $28,022                $27,934                 $28,232
       11          $28,403                $28,375                 $28,638
       12          $28,590                $28,517                 $28,744
     91:1          $28,933                $28,845                 $29,167
        2          $29,187                $29,096                 $29,432
        3          $29,102                $29,111                 $29,365
        4          $29,448                $29,416                 $29,732
        5          $29,565                $29,622                 $29,883
        6          $29,545                $29,593                 $29,877
        7          $29,774                $29,856                 $30,176
        8          $30,144                $30,166                 $30,565
        9          $30,443                $30,504                 $30,941
       10          $30,652                $30,758                 $31,176
       11          $30,818                $30,841                 $31,276
       12          $31,500                $31,433                 $31,980
     92:1          $31,450                $31,521                 $32,041
        2          $31,425                $31,555                 $32,060
        3          $31,229                $31,489                 $31,954
        4          $31,393                $31,732                 $32,235
        5          $31,803                $32,068                 $32,525
        6          $32,239                $32,520                 $32,994
        7          $33,167                $33,486                 $33,858
        8          $32,915                $33,148                 $33,604
        9          $33,154                $33,343                 $33,816
       10          $32,796                $33,067                 $33,708
       11          $33,281                $33,622                 $34,116
       12          $33,560                $33,908                 $34,354
     93:1          $33,893                $34,291                 $34,725
        2          $34,711                $35,313                 $35,632
        3          $34,381                $34,932                 $35,229
        4          $34,587                $35,218                 $35,455
        5          $34,642                $35,355                 $35,579
        6          $35,137                $35,868                 $36,059
        7          $35,040                $35,872                 $36,084
        8          $35,639                $36,535                 $36,575
        9          $36,007                $36,959                 $36,838
       10          $36,062                $37,037                 $36,894
       11          $35,883                $36,800                 $36,787
       12          $36,391                $37,429                 $37,291
     94:1          $36,706                $37,826                 $37,641
        2          $36,065                $37,001                 $36,937
        3          $35,366                $35,950                 $36,114
        4          $35,368                $36,133                 $36,478
        5          $35,587                $36,401                 $36,683
        6          $35,483                $36,295                 $36,598
        7          $35,871                $36,753                 $36,997
        8          $36,012                $36,896                 $37,175
        9          $35,719                $36,520                 $36,896
       10          $35,420                $36,092                 $36,689
       11          $35,020                $35,555                 $36,454
       12          $35,475                $36,084                 $36,775
     95:1          $36,132                $36,792                 $37,128
        2          $36,876                $37,564                 $37,667
        3          $37,259                $37,902                 $38,266
        4          $37,321                $37,967                 $38,369
        5          $38,266                $38,870                 $39,209
        6          $38,107                $38,727                 $39,241
        7          $38,458                $39,087                 $39,790
        8          $38,841                $39,470                 $40,192
        9          $38,993                $39,643                 $40,312
       10          $39,376                $40,024                 $40,482
       11          $39,818                $40,456                 $40,826
       12          $40,075                $40,727                 $41,050
     96:1          $40,373                $41,069                 $41,539
        2          $40,264                $40,938                 $41,398
        3          $39,891                $40,475                 $41,178
        4          $39,808                $40,398                 $41,116
        5          $39,813                $40,378                 $41,067
        6          $40,080                $40,621                 $41,359
        7          $40,366                $40,978                 $41,632
        8          $40,331                $40,986                 $41,719
        9          $40,701                $41,335                 $42,032
       10          $41,035                $41,731                 $42,423
       11          $41,640                $42,353                 $43,012
       12          $41,532                $42,226                 $42,948
     97:1          $41,687                $42,315                 $43,064
        2          $41,938                $42,624                 $43,370
        3          $41,599                $42,180                 $42,880
        4          $41,851                $42,387                 $43,094
        5          $42,281                $42,892                 $43,564
        6          $42,594                $43,278                 $43,947
        7          $43,376                $44,221                 $44,743
        8          $43,145                $43,858                 $44,505
        9          $43,532                $44,310                 $44,906
       10          $43,687                $44,514                 $45,180
       11          $43,832                $44,679                 $45,324
       12          $44,307                $45,237                 $45,732
     98:1          $44,617                $45,617                 $46,135
        2          $44,677                $45,635                 $46,190
        3          $44,709                $45,635                 $46,269
        4          $44,638                $45,393                 $46,047
        5          $45,043                $46,034                 $46,595
        6          $45,175                $46,162                 $46,739
        7          $45,297                $46,241                 $46,907
        8          $45,750                $46,916                 $47,541
        9          $46,137                $47,423                 $48,025
       10          $46,223                $47,408                 $48,126
       11          $46,252                $47,494                 $48,194
       12          $46,356                $47,655                 $48,406
     99:1          $46,841                $48,199                 $48,895
        2          $46,767                $47,924                 $48,836
        3          $46,802                $47,881                 $48,904
        4          $46,924                $48,010                 $49,046
        5          $46,795                $47,722                 $48,879
        6          $46,390                $47,040                 $48,337
        7          $46,545                $47,256                 $48,593
        8          $46,470                $47,020                 $48,593
        9          $46,491                $47,038                 $48,763
       10          $46,295                $46,695                 $48,656
       11          $46,673                $47,087                 $48,914
       12          $46,566                $46,866                 $48,752
     00:1          $46,487                $46,646                 $48,730
        2          $46,726                $47,000                 $48,880
        3          $47,350                $47,663                 $49,318
        4          $47,262                $47,472                 $49,221
        5          $47,130                $47,254                 $49,201
        6          $47,949                $48,241                 $50,111
        7          $48,407                $48,782                 $50,657
        8          $48,906                $49,377                 $51,189
        9          $48,835                $49,229                 $51,103
       10          $49,220                $49,598                 $51,466
       11          $49,438                $49,831                 $51,666
       12          $50,202                $50,878                 $52,496
     01:1          $50,751                $51,437                 $53,404
        2          $50,902                $51,586                 $53,533
        3          $51,338                $51,989                 $53,960
        4          $51,049                $51,469                 $53,674
        5          $51,567                $51,978                 $54,206
        6          $51,819                $52,311                 $54,444
        7          $52,344                $52,939                 $55,054
        8          $52,978                $53,738                 $55,792
        9          $53,051                $53,652                 $55,931
       10          $53,461                $54,151                 $56,345
       11          $53,192                $53,561                 $55,928
       12          $52,957                $53,159                 $55,637
     02:1          $53,596                $53,925                 $56,527
        2          $54,046                $54,545                 $57,155
        3          $53,304                $53,541                 $56,006
        4          $54,096                $54,580                 $57,261
        5          $54,363                $54,880                 $57,639
        6          $54,840                $55,445                 $58,267
        7          $55,329                $56,094                 $58,901
        8          $55,749                $56,627                 $59,453
        9          $56,455                $57,653                 $60,221
       10          $55,801                $56,730                 $59,625
       11          $55,669                $56,475                 $59,548
       12          $56,551                $57,660                 $60,644
     03:1          $56,501                $57,398                 $60,789
        2          $57,115                $58,211                 $61,441
        3          $57,076                $58,183                 $61,390
        4          $57,330                $58,538                 $61,642
        5          $58,389                $59,725                 $62,663
        6          $58,106                $59,446                 $62,512
        7          $56,734                $57,612                 $61,133
        8          $57,062                $58,042                 $61,572
        9          $58,395                $59,514                 $63,182
       10          $58,160                $59,183                 $62,722
       11          $58,514                $59,670                 $62,951
       12          $58,836                $60,022                 $63,180
    04:01          $59,079                $60,226                 $63,462
        2          $59,771                $61,080                 $64,299
        3          $59,514                $60,670                 $64,048
        4          $58,482                $59,375                 $62,749
        5          $58,297                $59,267                 $62,524
        6          $58,452                $59,412                 $62,759
        7          $58,986                $60,005                 $63,294
        8          $59,841                $60,965                 $64,394
        9          $59,989                $61,136                 $64,636

--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                      Lehman Brothers       Lipper Intermediate
           California Municipal     Five-year G/O Index         California
 Yr:Month    (after all costs)      (before all costs)     Municipal Composite
 --------  ---------------------    -------------------     -------------------
     90:8          $25,000                $25,000                 $25,000
        9          $25,155                $25,053                 $24,988
       10          $25,459                $25,421                 $25,452
       11          $25,844                $25,787                 $26,015
       12          $26,072                $25,882                 $26,127
     91:1          $26,340                $26,263                 $26,424
        2          $26,649                $26,502                 $26,557
        3          $26,566                $26,441                 $26,578
        4          $26,814                $26,771                 $26,942
        5          $26,937                $26,908                 $27,184
        6          $26,889                $26,902                 $27,108
        7          $27,112                $27,171                 $27,472
        8          $27,378                $27,522                 $27,796
        9          $27,686                $27,860                 $28,168
       10          $27,891                $28,072                 $28,430
       11          $27,989                $28,162                 $28,510
       12          $28,558                $28,796                 $29,051
     92:1          $28,610                $28,850                 $29,133
        2          $28,600                $28,868                 $29,153
        3          $28,370                $28,772                 $29,074
        4          $28,578                $29,026                 $29,278
        5          $28,916                $29,287                 $29,571
        6          $29,279                $29,709                 $29,952
        7          $30,091                $30,487                 $30,776
        8          $29,901                $30,258                 $30,440
        9          $30,111                $30,449                 $30,626
       10          $29,803                $30,352                 $30,292
       11          $30,239                $30,719                 $30,792
       12          $30,500                $30,934                 $31,054
     93:1          $30,820                $31,268                 $31,389
        2          $31,647                $32,084                 $32,347
        3          $31,314                $31,721                 $32,001
        4          $31,469                $31,924                 $32,253
        5          $31,577                $32,036                 $32,369
        6          $31,950                $32,469                 $32,826
        7          $31,855                $32,491                 $32,796
        8          $32,374                $32,933                 $33,423
        9          $32,702                $33,170                 $33,820
       10          $32,727                $33,220                 $33,875
       11          $32,544                $33,124                 $33,637
       12          $33,015                $33,578                 $34,240
     94:1          $33,326                $33,893                 $34,609
        2          $32,694                $33,259                 $33,838
        3          $32,066                $32,518                 $32,890
        4          $32,043                $32,846                 $33,025
        5          $32,213                $33,030                 $33,246
        6          $32,168                $32,954                 $33,140
        7          $32,562                $33,313                 $33,617
        8          $32,664                $33,473                 $33,745
        9          $32,381                $33,222                 $33,428
       10          $32,096                $33,036                 $32,970
       11          $31,737                $32,825                 $32,459
       12          $31,975                $33,114                 $32,825
     95:1          $32,592                $33,431                 $33,495
        2          $33,414                $33,916                 $34,239
        3          $33,727                $34,455                 $34,578
        4          $33,804                $34,549                 $34,626
        5          $34,674                $35,305                 $35,481
        6          $34,446                $35,333                 $35,258
        7          $34,807                $35,828                 $35,635
        8          $35,120                $36,190                 $36,027
        9          $35,330                $36,298                 $36,229
       10          $35,701                $36,451                 $36,624
       11          $36,150                $36,761                 $37,048
       12          $36,362                $36,963                 $37,252
     96:1          $36,708                $37,403                 $37,584
        2          $36,580                $37,276                 $37,460
        3          $36,160                $37,078                 $37,029
        4          $36,109                $37,022                 $36,999
        5          $36,084                $36,978                 $36,988
        6          $36,350                $37,241                 $37,240
        7          $36,604                $37,486                 $37,571
        8          $36,626                $37,565                 $37,571
        9          $36,955                $37,847                 $37,879
       10          $37,284                $38,199                 $38,266
       11          $37,797                $38,730                 $38,874
       12          $37,716                $38,672                 $38,730
     97:1          $37,822                $38,776                 $38,804
        2          $38,042                $39,051                 $39,052
        3          $37,705                $38,610                 $38,681
        4          $37,898                $38,803                 $38,863
        5          $38,309                $39,226                 $39,372
        6          $38,619                $39,571                 $39,730
        7          $39,374                $40,288                 $40,648
        8          $39,162                $40,074                 $40,307
        9          $39,476                $40,435                 $40,710
       10          $39,611                $40,681                 $40,820
       11          $39,739                $40,812                 $40,987
       12          $40,108                $41,179                 $41,479
     98:1          $40,439                $41,541                 $41,869
        2          $40,519                $41,591                 $41,927
        3          $40,487                $41,662                 $41,856
        4          $40,393                $41,462                 $41,617
        5          $40,840                $41,955                 $42,192
        6          $40,959                $42,085                 $42,302
        7          $41,068                $42,237                 $42,428
        8          $41,530                $42,807                 $43,065
        9          $41,989                $43,244                 $43,702
       10          $42,030                $43,334                 $43,641
       11          $42,140                $43,395                 $43,759
       12          $42,163                $43,586                 $43,776
     99:1          $42,589                $44,026                 $44,289
        2          $42,484                $43,973                 $44,080
        3          $42,539                $44,035                 $44,147
        4          $42,586                $44,163                 $44,182
        5          $42,376                $44,012                 $43,912
        6          $42,044                $43,524                 $43,289
        7          $42,208                $43,755                 $43,527
        8          $42,105                $43,755                 $43,335
        9          $42,243                $43,908                 $43,491
       10          $42,035                $43,811                 $43,122
       11          $42,342                $44,043                 $43,505
       12          $42,137                $43,898                 $43,192
     00:1          $42,158                $43,878                 $43,218
        2          $42,497                $44,013                 $43,581
        3          $43,082                $44,407                 $44,261
        4          $42,842                $44,320                 $44,000
        5          $42,874                $44,302                 $43,987
        6          $43,594                $45,121                 $44,937
        7          $43,999                $45,613                 $45,458
        8          $44,600                $46,092                 $46,163
        9          $44,540                $46,015                 $45,983
       10          $44,798                $46,342                 $46,277
       11          $45,055                $46,522                 $46,504
       12          $45,731                $47,269                 $47,336
     01:1          $46,213                $48,087                 $47,937
        2          $46,311                $48,202                 $47,995
        3          $46,529                $48,587                 $48,220
        4          $46,134                $48,330                 $47,507
        5          $46,587                $48,808                 $48,134
        6          $46,770                $49,023                 $48,427
        7          $47,229                $49,572                 $49,004
        8          $47,917                $50,237                 $49,925
        9          $47,803                $50,362                 $49,795
       10          $48,223                $50,735                 $50,313
       11          $48,037                $50,359                 $49,885
       12          $47,820                $50,097                 $49,461
     02:1          $48,346                $50,899                 $50,228
        2          $48,705                $51,464                 $50,755
        3          $47,963                $50,430                 $49,695
        4          $48,585                $51,559                 $50,624
        5          $48,911                $51,899                 $51,024
        6          $49,215                $52,465                 $51,345
        7          $49,594                $53,036                 $51,879
        8          $50,053                $53,533                 $52,491
        9          $50,801                $54,225                 $53,580
       10          $49,828                $53,688                 $52,358
       11          $49,835                $53,619                 $52,310
       12          $50,600                $54,606                 $53,234
     03:1          $50,464                $54,737                 $52,874
        2          $51,061                $55,323                 $53,486
        3          $51,083                $55,278                 $53,484
        4          $51,367                $55,505                 $53,794
        5          $52,257                $56,423                 $54,846
        6          $51,929                $56,288                 $54,438
        7          $50,741                $55,046                 $52,856
        8          $51,024                $55,441                 $53,200
        9          $52,018                $56,891                 $54,474
       10          $51,877                $56,477                 $54,293
       11          $52,185                $56,683                 $54,720
       12          $52,461                $56,889                 $55,041
    04:01          $52,630                $57,143                 $55,196
        2          $53,268                $57,897                 $55,954
        3          $53,035                $57,671                 $55,534
        4          $52,044                $56,501                 $54,365
        5          $51,838                $56,298                 $54,222
        6          $52,077                $56,510                 $54,451
        7          $52,543                $56,992                 $55,002
        8          $53,259                $57,982                 $55,865
        9          $53,347                $58,200                 $56,027

--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                     Lipper Intermediate      Lehman Brothers
              New York Municipal           New York         Five-year G/O Index
Yr:Month      (after all costs)      Municipal Composite     (before all costs)
--------    ---------------------    -------------------    -------------------
     89:1          $25,000                $25,000                 $25,000
        2          $24,881                $24,750                 $24,735
        3          $24,809                $24,750                 $24,577
        4          $25,201                $25,389                 $24,999
        5          $25,589                $25,868                 $25,454
        6          $26,022                $26,197                 $25,734
        7          $26,313                $26,469                 $26,110
        8          $26,154                $26,221                 $26,008
        9          $26,119                $26,105                 $26,021
       10          $26,415                $26,319                 $26,250
       11          $26,731                $26,725                 $26,584
       12          $26,872                $26,928                 $26,799
     90:1          $26,733                $26,658                 $26,812
        2          $26,912                $26,888                 $27,013
        3          $26,920                $26,842                 $26,930
        4          $26,800                $26,514                 $26,841
        5          $27,193                $27,167                 $27,332
        6          $27,412                $27,463                 $27,532
        7          $27,703                $27,960                 $27,859
        8          $27,579                $27,420                 $27,764
        9          $27,718                $27,341                 $27,823
       10          $28,096                $27,620                 $28,232
       11          $28,494                $28,222                 $28,638
       12          $28,658                $28,323                 $28,744
     91:1          $28,979                $28,706                 $29,167
        2          $29,257                $28,878                 $29,432
        3          $29,267                $28,985                 $29,365
        4          $29,548                $29,437                 $29,732
        5          $29,712                $29,664                 $29,883
        6          $29,717                $29,634                 $29,877
        7          $29,973                $30,117                 $30,176
        8          $30,301                $30,554                 $30,565
        9          $30,585                $31,015                 $30,941
       10          $30,796                $31,313                 $31,176
       11          $30,916                $31,354                 $31,276
       12          $31,642                $31,999                 $31,980
     92:1          $31,552                $31,823                 $32,041
        2          $31,632                $31,941                 $32,060
        3          $31,492                $32,043                 $31,954
        4          $31,761                $32,383                 $32,235
        5          $32,079                $32,856                 $32,525
        6          $32,544                $33,536                 $32,994
        7          $33,479                $34,763                 $33,858
        8          $33,211                $34,235                 $33,604
        9          $33,432                $34,338                 $33,816
       10          $33,106                $34,018                 $33,708
       11          $33,551                $34,586                 $34,116
       12          $33,820                $34,901                 $34,354
     93:1          $34,138                $35,271                 $34,725
        2          $35,046                $36,294                 $35,632
        3          $34,698                $35,960                 $35,229
        4          $34,941                $36,233                 $35,455
        5          $35,058                $36,415                 $35,579
        6          $35,516                $36,884                 $36,059
        7          $35,424                $36,873                 $36,084
        8          $35,981                $37,507                 $36,575
        9          $36,334                $37,822                 $36,838
       10          $36,393                $37,909                 $36,894
       11          $36,170                $37,652                 $36,787
       12          $36,714                $38,296                 $37,291
     94:1          $37,013                $38,701                 $37,641
        2          $36,374                $37,916                 $36,937
        3          $35,650                $36,903                 $36,114
        4          $35,660                $37,092                 $36,478
        5          $35,938                $37,388                 $36,683
        6          $35,864                $37,317                 $36,598
        7          $36,314                $37,761                 $36,997
        8          $36,384                $37,882                 $37,175
        9          $36,038                $37,503                 $36,896
       10          $35,665                $37,068                 $36,689
       11          $35,237                $36,527                 $36,454
       12          $35,779                $37,053                 $36,775
     95:1          $36,416                $37,661                 $37,128
        2          $37,197                $38,418                 $37,667
        3          $37,522                $38,718                 $38,266
        4          $37,644                $38,795                 $38,369
        5          $38,626                $39,714                 $39,209
        6          $38,465                $39,583                 $39,241
        7          $38,791                $39,971                 $39,790
        8          $39,206                $40,395                 $40,192
        9          $39,330                $40,548                 $40,312
       10          $39,721                $40,950                 $40,482
       11          $40,171                $41,392                 $40,826
       12          $40,419                $41,641                 $41,050
     96:1          $40,725                $41,990                 $41,539
        2          $40,529                $41,801                 $41,398
        3          $40,181                $41,379                 $41,178
        4          $40,131                $41,263                 $41,116
        5          $40,108                $41,201                 $41,067
        6          $40,379                $41,482                 $41,359
        7          $40,673                $41,884                 $41,632
        8          $40,646                $41,859                 $41,719
        9          $41,026                $42,269                 $42,032
       10          $41,401                $42,654                 $42,423
       11          $41,928                $43,336                 $43,012
       12          $41,845                $43,176                 $42,948
     97:1          $41,973                $43,228                 $43,064
        2          $42,260                $43,560                 $43,370
        3          $41,887                $43,094                 $42,880
        4          $42,143                $43,318                 $43,094
        5          $42,548                $43,886                 $43,564
        6          $42,870                $44,312                 $43,947
        7          $43,663                $45,344                 $44,743
        8          $43,396                $44,950                 $44,505
        9          $43,790                $45,417                 $44,906
       10          $43,981                $45,576                 $45,180
       11          $44,099                $45,758                 $45,324
       12          $44,582                $46,349                 $45,732
     98:1          $44,931                $46,743                 $46,135
        2          $44,962                $46,757                 $46,190
        3          $44,995                $46,710                 $46,269
        4          $44,826                $46,402                 $46,047
        5          $45,370                $47,125                 $46,595
        6          $45,542                $47,281                 $46,739
        7          $45,602                $47,333                 $46,907
        8          $46,164                $48,052                 $47,541
        9          $46,556                $48,624                 $48,025
       10          $46,675                $48,610                 $48,126
       11          $46,771                $48,673                 $48,194
       12          $46,904                $48,863                 $48,406
     99:1          $47,428                $49,444                 $48,895
        2          $47,282                $49,157                 $48,836
        3          $47,314                $49,103                 $48,904
        4          $47,407                $49,226                 $49,046
        5          $47,208                $48,931                 $48,879
        6          $46,726                $48,216                 $48,337
        7          $46,917                $48,443                 $48,593
        8          $46,840                $48,244                 $48,593
        9          $46,899                $48,288                 $48,763
       10          $46,668                $47,877                 $48,656
       11          $47,056                $48,318                 $48,914
       12          $46,889                $48,076                 $48,752
     00:1          $46,846                $47,874                 $48,730
        2          $47,163                $48,257                 $48,880
        3          $47,763                $49,044                 $49,318
        4          $47,601                $48,789                 $49,221
        5          $47,533                $48,594                 $49,201
        6          $48,395                $49,702                 $50,111
        7          $48,825                $50,298                 $50,657
        8          $49,329                $50,982                 $51,189
        9          $49,211                $50,798                 $51,103
       10          $49,604                $51,276                 $51,466
       11          $49,853                $51,543                 $51,666
       12          $50,731                $52,707                 $52,496
     01:1          $51,284                $53,340                 $53,404
        2          $51,357                $53,420                 $53,533
        3          $51,756                $53,895                 $53,960
        4          $51,494                $53,416                 $53,674
        5          $51,972                $53,977                 $54,206
        6          $52,182                $54,284                 $54,444
        7          $52,669                $54,909                 $55,054
        8          $53,305                $55,782                 $55,792
        9          $53,144                $55,369                 $55,931
       10          $53,632                $55,884                 $56,345
       11          $53,277                $55,353                 $55,928
       12          $53,036                $54,921                 $55,637
     02:1          $53,758                $55,816                 $56,527
        2          $54,287                $56,525                 $57,155
        3          $53,522                $55,400                 $56,006
        4          $54,321                $56,525                 $57,261
        5          $54,543                $56,774                 $57,639
        6          $55,024                $57,330                 $58,267
        7          $55,516                $57,966                 $58,901
        8          $56,016                $58,563                 $59,453
        9          $56,774                $59,620                 $60,221
       10          $56,109                $58,714                 $59,625
       11          $55,889                $58,361                 $59,548
       12          $56,900                $59,581                 $60,644
     03:1          $56,841                $59,246                 $60,789
        2          $57,500                $60,103                 $61,441
        3          $57,376                $60,001                 $61,390
        4          $57,668                $60,415                 $61,642
        5          $58,695                $61,718                 $62,663
        6          $58,445                $61,317                 $62,512
        7          $57,048                $59,343                 $61,133
        8          $57,379                $59,832                 $61,572
        9          $58,734                $61,410                 $63,182
       10          $58,456                $61,015                 $62,722
       11          $58,858                $61,551                 $62,951
       12          $59,148                $61,926                 $63,180
    04:01          $59,401                $62,052                 $63,462
        2          $60,105                $62,955                 $64,299
        3          $59,803                $62,398                 $64,048
        4          $58,758                $61,084                 $62,749
        5          $58,532                $60,990                 $62,524
        6          $58,695                $61,128                 $62,759
        7          $59,286                $61,753                 $63,294
        8          $60,165                $62,738                 $64,394
        9          $60,279                $62,904                 $64,636

Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------
Taxable Bond Portfolio

--------------------------------------------------------------------------------
Intermediate Duration Institutional
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

            Intermediate Duration                            Lehman Brothers
                 Institutional      Lipper Intermediate    Aggregate Bond Index
Yr:Month      (after all costs)        Bond Composite       (before all costs)
--------    ---------------------   -------------------    --------------------
     02:5          $25,000                $25,000                 $25,000
        6          $24,908                $25,060                 $25,216
        7          $25,077                $25,215                 $25,520
        8          $25,578                $25,639                 $25,951
        9          $25,878                $25,975                 $26,372
       10          $25,788                $25,837                 $26,252
       11          $25,923                $25,897                 $26,245
       12          $26,432                $26,414                 $26,787
     03:1          $26,474                $26,450                 $26,809
        2          $26,840                $26,813                 $27,180
        3          $26,816                $26,809                 $27,160
        4          $27,155                $27,077                 $27,384
        5          $27,624                $27,572                 $27,894
        6          $27,541                $27,538                 $27,839
        7          $26,623                $26,647                 $26,903
        8          $26,875                $26,811                 $27,082
        9          $27,545                $27,493                 $27,798
       10          $27,378                $27,276                 $27,539
       11          $27,498                $27,347                 $27,605
       12          $27,842                $27,607                 $27,886
    04:01          $28,034                $27,811                 $28,110
        2          $28,282                $28,063                 $28,415
        3          $28,480                $28,261                 $28,627
        4          $27,811                $27,593                 $27,883
        5          $27,664                $27,459                 $27,771
        6          $27,813                $27,583                 $27,928
        7          $28,054                $27,825                 $28,205
        8          $28,489                $28,300                 $28,743
        9          $28,581                $28,375                 $28,821

--------------------------------------------------------------------------------
4   Sanford C. Bernstein Fund, Inc., and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------

Fund Expenses -- September 30, 2004

Fund Expenses -- As a shareholder of the Fund, you incur two types of costs: (1) in the case of the Emerging Markets Value portfolio only, transaction fees (2% of amounts invested or redeemed at the time of such purchase or redemption) and
(2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses -- The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes -- The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING              ENDING               EXPENSES        ANNUALIZED
                                                  ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING       EXPENSE
                                                  APRIL 1, 2004       SEPTEMBER 30, 2004         PERIOD*          RATIO*
------------------------------------------------------------------------------------------------------------------------
Tax-Managed International Class Shares
Actual                                                $1,000              $1,013.40              $6.29            1.25%
Hypothetical (5% return before expenses)              $1,000              $1,018.75              $6.31            1.25%
------------------------------------------------------------------------------------------------------------------------
International Class Shares
Actual                                                $1,000              $1,016.64              $6.50            1.29%
Hypothetical (5% return before expenses)              $1,000              $1,018.55              $6.51            1.29%
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Class Shares
Actual                                                $1,000              $1,064.44              $9.03            1.75%
Hypothetical (5% return before expenses)              $1,000              $1,016.25              $8.82            1.75%
------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Class Shares
Actual                                                $1,000              $1,003.30              $3.06            0.61%
Hypothetical (5% return before expenses)              $1,000              $1,021.95              $3.08            0.61%
------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Duration Class Shares
Actual                                                $1,000              $  996.54              $3.94            0.79%
Hypothetical (5% return before expenses)              $1,000              $1,021.05              $3.99            0.79%
------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Institutional Class Shares
Actual                                                $1,000              $1,003.51              $2.25            0.45%
Hypothetical (5% return before expenses)              $1,000              $1,022.75              $2.28            0.45%
------------------------------------------------------------------------------------------------------------------------
Short Duration Diversified Municipal Class Shares
Actual                                                $1,000              $1,003.71              $3.46            0.69%
Hypothetical (5% return before expenses)              $1,000              $1,021.55              $3.49            0.69%
------------------------------------------------------------------------------------------------------------------------
Short Duration California Municipal Class Shares
Actual                                                $1,000              $1,001.17              $3.85            0.77%
Hypothetical (5% return before expenses)              $1,000              $1,021.15              $3.89            0.77%
------------------------------------------------------------------------------------------------------------------------
Short Duration New York Municipal Class Shares
Actual                                                $1,000              $1,003.92              $3.66            0.73%
Hypothetical (5% return before expenses)              $1,000              $1,021.35              $3.69            0.73%
------------------------------------------------------------------------------------------------------------------------
Diversified Municipal Class Shares
Actual                                                $1,000              $1,007.97              $3.06            0.61%
Hypothetical (5% return before expenses)              $1,000              $1,021.95              $3.08            0.61%
------------------------------------------------------------------------------------------------------------------------
California Municipal Class Shares
Actual                                                $1,000              $1,005.86              $3.26            0.65%
Hypothetical (5% return before expenses)              $1,000              $1,021.75              $3.29            0.65%N
------------------------------------------------------------------------------------------------------------------------
New York Municipal Class Shares
Actual                                                $1,000              $1,007.96              $3.16            0.63%
Hypothetical (5% return before expenses)              $1,000              $1,021.85              $3.18            0.63%
------------------------------------------------------------------------------------------------------------------------
Short Duration Plus Class Shares
Actual                                                $1,000              $  998.45              $3.55            0.71%
Hypothetical (5% return before expenses)              $1,000              $1,021.45              $3.59            0.71%

* Expenses are equal to each Class's annualized expense ratio, shown in the table above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half-year period).

--------------------------------------------------------------------------------
                                                         2004 Annual Report    5

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------

Portfolio Summary -- September 30, 2004

Foreign Stock Portfolios

--------------------------------------------------------------------------------
Tax-Managed International
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Country Breakdown(1)

France                                        15.4%
Italy                                          3.1%
Spain                                          3.5%
Japan                                         21.3%
Singapore                                      1.4%
Sweden                                           3%
Belgium                                          1%
Netherlands                                    2.4%
Germany                                        7.3%
Hong Kong                                      0.9%
Switzerland                                    6.7%
Ireland                                        1.6%
Canada                                         4.1%
Australia                                      0.8%
United Kingdom                                27.5%

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Industry Breakdown(2)

Automobiles                                   9.16%
Autos and Auto Parts                          0.43
Banking                                      17.23
Chemicals                                     0.91
Computer/Instrumentation                      0.39
Construction and Housing                      5.68
Data Processing                               5.96
Electrical and Electronics                    2.07
Electronic Components and Instruments         2.33
Energy Sources                                7.40
Financial Services                            1.79
Food and Household Products                   5.00
Health and Personal Care                     10.82
Insurance                                     6.67
Leisure and Tourism                           3.48
Machinery and Engineering                     1.70
Merchandising                                 2.33
Metal -- Nonferrous                           2.99
Metal -- Steel                                4.02
Paper and Forest Products                     1.48
Recreation                                    0.00
Telecommunications                            4.29
Textiles and Apparel                          1.42
Wholesale and International Trade             1.08
Repurchase Agreement                          1.01
Cash and Other Assets, Less Liabilities       0.36


--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Country Breakdown(1)

France                                        14.6%
Italy                                          2.6%
Spain                                          2.6%
Japan                                         21.7%
Singapore                                      1.5%
Sweden                                         3.1%
Belgium                                        1.2%
Netherlands                                    2.5%
Germany                                        6.4%
Hong Kong                                        1%
Switzerland                                      7%
Ireland                                        1.9%
Canada                                         4.6%
Australia                                      1.6%
United Kingdom                                27.7%

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Industry Breakdown(2)

Automobiles                                   8.16%
Autos and Auto Parts                          0.44
Banking                                      16.82
Chemicals                                     0.40
Computer/Instrumentation                      0.48
Construction and Housing                      5.16
Data Processing                               5.85
Electrical and Electronics                    2.08
Electronic Components and Instruments         2.31
Energy Sources                                7.88
Financial Services                            2.55
Food and Household Products                   4.37
Health and Personal Care                     11.07
Insurance                                     7.76
Leisure and Tourism                           3.61
Machinery and Engineering                     1.52
Merchandising                                 2.46
Metal -- Nonferrous                           2.96
Metal -- Steel                                3.34
Miscellaneous Materials                       0.52
Paper and Forest Products                     1.52
Telecommunications                            3.50
Textiles and Apparel                          1.05
Wholesale and International Trade             1.14
Repurchase Agreement                          1.50
Cash and Other Assets, Less Liabilities       1.55


--------------------------------------------------------------------------------
Emerging Markets Value
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Country Breakdown(1)

Argentina                                      1.9%
Malaysia                                         2%
Israel                                         3.3%
Hungary                                        3.5%
Indonesia                                      3.9%
Thailand                                       4.2%
Turkey                                         4.8%
China                                          5.3%
India                                          5.9%
Mexico                                         6.3%
South Africa                                  11.9%
Taiwan                                        13.4%
Brazil                                        14.5%
South Korea                                   17.8%
Philippines                                    1.3%

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Industry Breakdown(2)

Automobiles                                   7.79%
Banking                                      24.99
Broadcasting and Publishing                   1.56
Building Materials                            1.51
Chemicals                                     4.11
Construction and Housing                      3.13
Electrical and Electronics                    9.33
Electronic Components and Instruments         1.35
Energy Sources                               11.73
Financial Services                            2.75
Food and Household Products                   2.95
Health and Personal Care                      0.61
Insurance                                     3.28
Machinery and Engineering                     0.46
Merchandising                                 0.15
Metal -- Nonferrous                           0.25
Metal -- Steel                               10.09
Multi-Industry                                1.06
Paper and Forest Products                     2.49
Real Estate                                   0.52
Telecommunications                            3.64
Utilities -- Electric, Gas, and Water         4.90
Repurchase Agreement                          1.00
Cash and Other Assets, Less Liabilities       0.35


--------------------------------------------------------------------------------
6   Sanford C. Bernstein Fund, Inc., and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------

Portfolio Summary -- September 30, 2004

Taxable Bond Portfolios

--------------------------------------------------------------------------------
Intermediate Duration
--------------------------------------------------------------------------------

Security Type Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Asset-Backed Securities                          2.6%
Short-Term                                      29.9%
Federal National Mortgage Association           30.4%
U.S. Treasury Securities                           7%
Soverign Debt                                    4.4%
Commercial Mortgage - Backed Securities          3.3%
Federal Home Loan Bank                           0.7%
Corporate Bonds                                 17.1%
Federal Home Loan Mortgage Corporation           1.8%
Collateral Mortgage Obligations                  0.8%
Government National Mortgage Securities            2%

--------------------------------------------------------------------------------
U.S. Government Short Duration
--------------------------------------------------------------------------------

Security Type Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Short-Term                                        14%
Asset-Backed Securities                          3.2%
Collateralized Mortgage Obligations                6%
Federal Home Loan Bank                           8.5%
Federal Farm Credit Bank                         8.6%
Federal Home Loan Mortgage Corporation           9.4%
Federal National Mortgage Association           22.4%
U.S. Treasury Securities                        27.9%

--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------

Security Type Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

U.S. Treasury Securities                           18%
Asset-Backed Securities                          12.3%
Corporate Bonds                                  11.7%
Federal Home Loan Mortgage Corporation            9.4%
Commercial Mortgage-Backed Securities             4.1%
Short-Term                                         13%
Federal Home Loan Bank                            2.5%
Collateralized Mortgage Obligations               9.9%
Government National Mortgage Securities           0.3%
Federal National Mortgage Association            18.8%

--------------------------------------------------------------------------------
Intermediate Duration Institutional
--------------------------------------------------------------------------------

Security Type Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Federal Home Loan Bank                             1%
Government National Mortgage Securities          1.9%
Short-Term                                      31.1%
Collateralized Mortgage Obligations              0.9%
Asset-Backed Securities                          2.6%
Corporate Bonds                                 16.6%
Sovereign Debt                                   4.3%
U.S. Treasury Securities                         6.7%
Commercial Mortgage-Backed Securities            3.1%
Federal Home Loan Mortgage Corporation          29.7%
Federal Home Loan Mortgage Corporation           2.1%

--------------------------------------------------------------------------------
                                                         2004 Annual Report    7

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------

Portfolio Summary -- September 30, 2004

Municipal Bond Portfolios (Short Duration)

--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------

Security Type Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Asset-Backed Securities                   5.5%
Pre-refunded/Escrowed                      10%
Tax-Exempt Variable Rate
  Demand Notes                           11.9%
Revenue                                    18%
Insured                                  22.8%
Tax Supported                            31.8%

Quality Rating Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

BB                                        0.3%
BBB                                       4.4%
A                                         8.9%
AA                                       38.7%
AAA                                      42.4%
Unrated                                   5.1%
B                                         0.2%

--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------

Security Type Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]
Asset-Backed Securities                     3%
Pre-refunded/Escrowed                      10%
Tax-Exempt Variable Rate
  Demand Notes                           21.4%
Revenue                                  11.4%
Insured                                  39.5%
Tax Supported                            14.7%

Quality Rating Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

BBB                                       3.3%
A                                        15.7%
AA                                       25.1%
AAA                                      52.5%
Unrated                                   3.4%

--------------------------------------------------------------------------------
Short Duration New York Municipal
--------------------------------------------------------------------------------

Security Type Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Asset-Backed Securities                   0.2%
Pre-refunded/Escrowed                    11.7%
Tax-Exempt Variable Rate
  Demand Notes                           15.6%
Revenue                                  20.5%
Insured                                    25%
Tax Supported                              27%

Quality Rating Breakdown(3)

[GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

BBB                                       3.3%
A                                        19.5%
AA                                       31.8%
AAA                                      41.8%
Unrated                                   3.6%

--------------------------------------------------------------------------------
8   Sanford C. Bernstein Fund, Inc., and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Portfolio Summary -- September 30, 2004

Municipal Bond Portfolios (Intermediate Duration)

--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------

Security Type Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Asset-Backed Securities                   0.9%
Inflation Adjusted                        0.9%
Tax Supported                            27.2%
Insured                                  43.1%
Revenue                                  16.6%
Tax-Exempt Variable Rate
  Demand Notes                            4.5%
Prfe-refunded/Escrowed                    6.8%

Quality Rating Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

B                                         0.1%
Unrated                                     5%
AAA                                      56.3%
AA                                       22.1%
A                                        11.2%
BBB                                       4.8%
BB                                        0.5%


--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------

Security Type Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Asset-Backed Securities                   3.1%
Tax Supported                            21.6%
Insured                                  46.3%
Revenue                                  18.6%
Tax-Exempt Variable Rate
  Demand Notes                              9%
Pre-refunded/Escrowed                     1.4%

Quality Rating Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Unrated                                   4.3%
AAA                                      58.3%
AA                                       19.1%
A                                        14.6%
BBB                                       3.4%
BB                                        0.3%

--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------

Security Type Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Asset-Backed Securities                   1.1%
Tax Supported                            31.1%
Insured                                  37.8%
Revenue                                  15.9%
Tax-Exempt Variable Rate                 12.5%
Demand Notes                              1.6%
Pre-refunded/Escrowed                    12.5%

Quality Rating Breakdown(3)

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Unrated                                   3.8%
AAA                                      50.4%
AA                                       29.5%
A                                          13%
BBB                                       2.7%
BB                                        0.6%

1. The country breakdown is expressed as a percentage of the Portfolio's total long-term investments and may vary over time.
2. The industry breakdown is expressed as a percentage of the Portfolio's total net assets and may vary over time.
3. The security type and quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The quality ratings are determined by using the Standard & Poor's Ratings Services and Moody's Investors Services, Inc.

--------------------------------------------------------------------------------
                                                         2004 Annual Report    9

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Assets and Liabilities -- September 30, 2004

                                                                      TAX-MANAGED                                   EMERGING
                                                                     INTERNATIONAL         INTERNATIONAL          MARKETS VALUE
                                                                       PORTFOLIO             PORTFOLIO              PORTFOLIO
=================================================================================================================================
ASSETS
  Investments in securities at value (including
       investments of cash collateral for securities
       loaned of: International, $584,052,000)                      $ 4,595,440,742       $ 2,749,444,228(a)     $ 1,356,608,072
  Foreign currency at value (b)                                          19,858,336(c)         38,195,072(c)          10,949,336
  Cash in bank                                                                   47                   927                    641
  Receivables:
       Interest                                                               1,293                   916                    377
       Dividends                                                          9,796,819             4,899,141                787,763
       Investment securities sold                                            45,613             3,177,656              3,113,760
       Capital shares sold                                                8,319,297             1,170,164              1,550,550
       Foreign withholding tax reclaims                                   2,060,512               389,689                 15,702
       Margin due from broker on futures contracts                           34,000               288,446                      0
                                                                    ---------------       ---------------        ---------------
   Total assets                                                       4,635,556,659         2,797,566,239          1,373,026,201
                                                                    ---------------       ---------------        ---------------
LIABILITIES
  Payable for collateral on securities lending at value (Note 1L)                 0           584,052,000                      0
  Payables:
       Investment securities purchased                                   14,134,404            10,068,086                342,941
       Capital shares redeemed                                            4,846,496             1,727,667              2,748,592
       Management fee (Note 2A)                                           3,395,726             1,672,074              1,326,227
       Shareholder servicing and administration fee (Note 2B)               923,765               440,002                271,948
       Transfer Agent fee (Note 2B)                                          43,015                31,784                 36,832
       Distribution fee payable                                                 205                 5,097                      0
       Accrued expenses                                                     309,214               178,726                241,272
       Foreign capital gains taxes                                                0                     0              6,690,829
                                                                    ---------------       ---------------        ---------------
   Total liabilities                                                     23,652,825           598,175,436             11,658,641
                                                                    ---------------       ---------------        ---------------
   NET ASSETS (d)                                                   $ 4,611,903,834       $ 2,199,390,803        $ 1,361,367,560
                                                                    ===============       ===============        ===============
  Cost of investments (including cash collateral on
       securities loaned)                                           $ 3,747,107,608       $ 2,410,408,611        $   946,738,840
                                                                    ===============       ===============        ===============
  SHARES OF CAPITAL STOCK OUTSTANDING                                                                                 47,092,824
                                                                                                                 ===============
  NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER SHARE                                                                                     $         28.91
                                                                                                                 ===============
NET ASSETS CONSIST OF:
Capital stock, at par                                               $       225,875       $       116,135        $        47,093
Additional paid-in capital                                            3,662,422,148         2,107,089,906            922,607,761
Undistributed net investment income                                      37,233,894            18,510,171               (474,305)
Accumulated net realized gain (loss) on investment
        and foreign currency transactions                                63,573,225          (265,113,734)            35,975,772
Unrealized appreciation of:
       Investments and futures                                          847,921,000           338,433,169            403,178,403*
       Foreign currency denominated assets and liabilities                  527,692               355,156                 32,836
                                                                    ---------------       ---------------        ---------------
                                                                    $ 4,611,903,834       $ 2,199,390,803        $ 1,361,367,560
                                                                    ===============       ===============        ===============

(a)  Includes securities on loan with a value of $557,145,558.
(b)  Cost: $19,499,978, $37,848,292, and $10,918,204, respectively (Note 1).
(c) The amounts of U.S. $1,154,440 and $744,794, respectively, have been segregated as collateral for the financial futures contracts outstanding at September 30, 2004.
(d) See page 11 for share class information on net asset value, offering price, and redemption price per share of the Tax-Managed International Portfolio and International Portfolio.
*    Net of accrued foreign capital gains taxes of $6,690,829.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this report.


--------------------------------------------------------------------------------
10   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                                                   TAX-MANAGED
                                                                  INTERNATIONAL      INTERNATIONAL
                                                                    PORTFOLIO          PORTFOLIO
===================================================================================================
CALCULATION OF MAXIMUM OFFERING PRICE
Tax-Managed International Class Shares
  Net Assets                                                     $4,611,549,718
  Shares of capital stock outstanding                               225,857,515
                                                                 --------------
  Net asset value, offering and redemption price per share       $        20.42
                                                                 ==============

International Class Shares
  Net Assets                                                                         $2,190,687,368
  Shares of capital stock outstanding                                                   115,673,695
                                                                                     --------------
  Net asset value, offering and redemption price per share                           $        18.94
                                                                                     ==============
Class A Shares
  Net Assets                                                     $      132,620      $    3,123,454
  Shares of capital stock outstanding                                     6,507             165,203
                                                                 --------------      --------------
  Net asset value and redemption price per share                 $        20.38      $        18.91
  Sales charge -- 4.25% of public offering price                            .90                 .84
                                                                 --------------      --------------
  Maximum offering price                                         $        21.28      $        19.75
                                                                 ==============      ==============
  Class B Shares
  Net Assets                                                     $       55,534      $      909,408
  Shares of capital stock outstanding                                     2,737              48,337
                                                                 --------------      --------------
  Net asset value and offering price per share                   $        20.29      $        18.81
                                                                 ==============      ==============
Class C Shares
  Net Assets                                                     $      165,962      $    4,660,495
  Shares of capital stock outstanding                                     8,183             247,676
                                                                 --------------      --------------
  Net asset value and offering price per share                   $        20.28      $        18.82
                                                                 ==============      ==============
Class R Shares
  Net Assets                                                                         $       10,078
  Shares of capital stock outstanding                                                        533.77
                                                                                     --------------
  Net asset value, offering and redemption price per share                           $        18.88
                                                                                     ==============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   11

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Assets and Liabilities -- September 30, 2004
(continued)

                                                                                                       INTERMEDIATE
                                                                 INTERMEDIATE      U.S. GOVERNMENT       DURATION
                                                                   DURATION         SHORT DURATION     INSTITUTIONAL
                                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
=======================================================================================================================
ASSETS
  Investments in securities at value                            $ 3,945,312,847    $   103,841,096    $   849,489,223
  Cash in bank                                                          756,652             59,015            488,449
  Receivables:
       Interest                                                      18,931,904            493,372          4,017,741
       Investment securities sold                                   654,286,338                  0        133,192,535
       Capital shares sold                                            7,766,115             60,450             69,000
   Appreciation of swap agreement (Note 1M)                                   0                  0                  0
                                                                ---------------    ---------------    ---------------
   Total assets                                                   4,627,053,856        104,453,933        987,256,948
                                                                ---------------    ---------------    ---------------
LIABILITIES
  Due to custodian                                                            0                  0                  0
  Payables:
       Dividends to shareholders                                      3,051,198             65,150            668,216
       Investment securities purchased                            1,764,331,828         10,444,049        375,972,689
       Capital shares redeemed                                        2,598,008            259,549            476,073
       Deferred income on dollar rolls                                1,227,439              9,016            261,119
       Management fee (Note 2A)                                       1,087,587             38,418            213,302
       Shareholder servicing and administration fee (Note 2B)           232,578              7,683                  0
       Transfer Agent fee (Note 2B)                                      25,013              4,434              8,216
       Accrued expenses                                                 164,329             30,864             87,117
   Depreciation of swap agreement (Note 1M)                                   0                  0                  0
  Depreciation of foreign currency contracts (Note 5)                 1,532,471                  0            321,747
                                                                ---------------    ---------------    ---------------
   Total liabilities                                              1,774,250,451         10,859,163        378,008,479
                                                                ---------------    ---------------    ---------------
  NET ASSETS                                                    $ 2,852,803,405    $    93,594,770    $   609,248,469
                                                                ===============    ===============    ===============
Cost of investments                                             $ 3,919,263,269    $   103,818,424    $   844,236,186
                                                                ===============    ===============    ===============
  SHARES OF CAPITAL STOCK OUTSTANDING                               212,713,840          7,379,452         39,348,364
                                                                ===============    ===============    ===============
  NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER SHARE                                    $         13.41    $         12.68    $         15.48
                                                                ===============    ===============    ===============
NET ASSETS CONSIST OF:
Capital stock, at par                                           $       212,714    $         7,379    $        39,348
Additional paid-in capital                                        2,823,831,125         94,249,084        601,660,778
Undistributed net investment income/(excess distributions)           (3,026,265)            55,955            (33,797)
Accumulated net realized gain (loss) on investment, futures,
       and foreign currency transactions                              7,233,134           (740,320)         2,643,415
Unrealized appreciation (depreciation) of:
       Investments, futures, and swaps                               26,049,578             22,672          5,253,037
       Foreign currency denominated assets and liabilities           (1,496,881)                 0           (314,312)
                                                                ---------------    ---------------    ---------------
                                                                $ 2,852,803,405    $    93,594,770    $   609,248,469
                                                                ===============    ===============    ===============

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
12   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                                    SHORT DURATION     SHORT DURATION    SHORT DURATION
                                                                     DIVERSIFIED         CALIFORNIA         NEW YORK
                                                                      MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
=========================================================================================================================
ASSETS
  Investments in securities at value                               $   248,065,209    $    71,000,589    $   124,272,921
  Cash in bank                                                              32,054                  0                  0
  Receivables:
       Interest                                                          2,949,146            723,299          1,371,006
       Investment securities sold                                        2,085,000             45,000          1,130,000
       Capital shares sold                                               3,384,276             38,000            910,756
   Appreciation of swap agreement (Note 1M)                                 60,616             15,623             33,734
                                                                   ---------------    ---------------    ---------------
   Total assets                                                        256,576,301         71,822,511        127,718,417
                                                                   ---------------    ---------------    ---------------
LIABILITIES
  Due to custodian                                                               0             44,276             17,468
  Payables:
       Dividends to shareholders                                           129,247             32,899             59,260
       Investment securities purchased                                   2,000,000                  0          4,158,875
       Capital shares redeemed                                             403,992             34,114            135,472
       Deferred income on dollar rolls                                           0                  0                  0
       Management fee (Note 2A)                                            102,195             29,868             49,437
       Shareholder servicing and administration fee (Note 2B)               20,540              5,944              9,882
       Transfer Agent fee (Note 2B)                                          4,822              5,597              6,155
       Accrued expenses                                                     27,310             18,435             20,645
   Depreciation of swap agreement (Note 1M)                                159,749             14,600             85,470
  Depreciation of foreign currency contracts (Note 5)                            0                  0                  0
                                                                   ---------------    ---------------    ---------------
   Total liabilities                                                     2,847,855            185,733          4,542,664
                                                                   ---------------    ---------------    ---------------
  NET ASSETS                                                       $   253,728,446    $    71,636,778    $   123,175,753
                                                                   ===============    ===============    ===============
Cost of investments                                                $   247,518,891    $    70,924,201    $   123,837,550
                                                                   ===============    ===============    ===============
  SHARES OF CAPITAL STOCK OUTSTANDING                                   20,131,890          5,698,067          9,879,716
                                                                   ===============    ===============    ===============
  NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER SHARE                                       $         12.60    $         12.57    $         12.47
                                                                   ===============    ===============    ===============
NET ASSETS CONSIST OF:
Capital stock, at par                                              $        20,132    $         5,698    $         9,880
Additional paid-in capital                                             253,484,580         71,624,369        123,311,099
Undistributed net investment income/(excess distributions)                  (1,914)           (17,095)             8,526
Accumulated net realized gain (loss) on investment, futures,
       and foreign currency transactions                                  (221,537)           (53,605)          (537,387)
Unrealized appreciation (depreciation) of:
       Investments, futures, and swaps                                     447,185             77,411            383,635
       Foreign currency denominated assets and liabilities                       0                  0                  0
                                                                   ---------------    ---------------    ---------------
                                                                   $   253,728,446    $    71,636,778    $   123,175,753
                                                                   ===============    ===============    ===============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   13

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Assets and Liabilities -- September 30, 2004
(continued)

                                                                   DIVERSIFIED                CALIFORNIA              NEW YORK
                                                               MUNICIPAL PORTFOLIO        MUNICIPAL PORTFOLIO    MUNICIPAL PORTFOLIO
====================================================================================================================================
ASSETS
  Investments in securities at value                              $2,789,691,474            $945,888,796           $1,281,824,832
  Cash in bank                                                         2,345,500                       0                        0
  Receivables:
    Interest                                                          35,732,619              11,699,165               18,348,315
    Investment securities sold                                        36,554,648                 880,000                8,300,000
    Capital shares sold                                                9,305,790               3,966,244                2,448,851
  Appreciation of swap agreement (Note 1M)                               470,980                 315,820                  302,175
                                                                  --------------            ------------           --------------
  Total assets                                                     2,874,101,011             962,750,025            1,311,224,173
                                                                  --------------            ------------           --------------
LIABILITIES
  Due to custodian                                                             0                  55,256                  611,949
  Payables:
    Dividends to shareholders                                          2,204,789                 709,636                1,073,148
    Investment securities purchased                                   68,234,307               7,611,075               19,563,879
    Capital shares redeemed                                            4,356,779               1,216,248                1,859,527
    Management fee (Note 2A)                                           1,068,811                 386,403                  510,432
    Shareholder servicing and administration fee (Note 2B)               204,547                  68,603                   91,255
    Transfer Agent fee (Note 2B)                                          23,010                     243                   14,841
    Distribution fee payable                                             179,597                  67,247                  104,786
    Accrued expenses                                                     208,214                  74,896                   96,731
  Depreciation of swap agreement (Note 1M)                               469,591                 349,576                  637,397
                                                                  --------------            ------------           --------------
  Total liabilities                                                   76,949,645              10,539,183               24,563,945
                                                                  --------------            ------------           --------------
  NET ASSETS (e)                                                  $2,797,151,366            $952,210,842           $1,286,660,228
                                                                  ==============            ============           ==============
  Cost of investments                                             $2,701,744,464            $918,966,022           $1,236,446,034
                                                                  ==============            ============           ==============
NET ASSETS CONSIST OF:
  Capital stock, at par                                           $      196,050            $     66,196           $       91,184
  Additional paid-in capital                                       2,715,365,601             927,308,680            1,244,354,636
  Undistributed net investment income/(excess distributions)              57,103                 (32,569)                  72,495
  Accumulated net realized gain (loss) on investment
      and futures transactions                                        (6,415,787)             (2,020,483)              (2,901,663)
  Unrealized appreciation/(depreciation) of investments
      and swaps                                                       87,948,399              26,889,018               45,043,576
                                                                  --------------            ------------           --------------
                                                                  $2,797,151,366            $952,210,842           $1,286,660,228
                                                                  ==============            ============           ==============

(e) See page 14 for share class information on net asset value, offering price, and redemption price per share of the Diversified Municipal, California Municipal, and New York Municipal Portfolios.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
14   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                       DIVERSIFIED          CALIFORNIA          NEW YORK
                                                        MUNICIPAL           MUNICIPAL           MUNICIPAL
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO
============================================================================================================
CALCULATION OF MAXIMUM OFFERING PRICE
Municipal Class Shares
  Net Assets                                          $2,509,748,891      $  843,206,206      $1,121,213,482
  Shares of capital stock outstanding                    175,912,881          58,618,356          79,453,646
                                                      --------------      --------------      --------------
  Net asset value and offering price per share        $        14.27      $        14.38      $        14.11
                                                      ==============      ==============      ==============
Class A Shares
  Net Assets                                          $  101,899,194      $   38,422,204      $   54,246,296
  Shares of capital stock outstanding                      7,139,972           2,671,212           3,845,804
                                                      --------------      --------------      --------------
  Net asset value and redemption price per share      $        14.27      $        14.38      $        14.11
  Sales charge -- 4.25% of public offering price                 .63                 .64                 .63
                                                      --------------      --------------      --------------
  Maximum offering price                              $        14.90      $        15.02      $        14.74
                                                      ==============      ==============      ==============
Class B Shares
  Net Assets                                          $   96,064,147      $   35,723,044      $   58,167,032
  Shares of capital stock outstanding                      6,730,272           2,483,175           4,125,242
                                                      --------------      --------------      --------------
  Net asset value and offering price per share        $        14.27      $        14.39      $        14.10
                                                      ==============      ==============      ==============
Class C Shares
  Net Assets                                          $   89,439,134      $   34,859,388      $   53,033,418
  Shares of capital stock outstanding                      6,266,770           2,423,470           3,759,301
                                                      --------------      --------------      --------------
  Net asset value and offering price per share        $        14.27      $        14.38      $        14.11
                                                      ==============      ==============      ==============

--------------------------------------------------------------------------------
                                                         2004 Annual Report   15

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Assets and Liabilities -- September 30, 2004
(continued)

                                                                      SHORT
                                                                  DURATION PLUS
                                                                    PORTFOLIO
================================================================================
ASSETS
  Investments in securities at value                              $ 637,725,249
  Cash in bank                                                          222,162
  Receivables:
      Interest                                                        3,699,595
      Capital shares sold                                               604,293
                                                                  --------------
   Total assets                                                     642,251,299
                                                                  --------------
LIABILITIES
  Payables:
       Dividends to shareholders                                        382,034
       Investment securities purchased                               72,950,886
       Capital shares redeemed                                        3,898,491
       Deferred income on dollar rolls                                   58,248
       Management fee (Note 2A)                                         232,252
       Shareholder servicing and administration fee (Note 2B)            34,540
       Transfer Agent fee (Note 2B)                                      17,597
       Distribution fee payable                                          83,515
       Accrued expenses                                                  47,805
                                                                  --------------
  Total liabilities                                                  77,705,368
  NET ASSETS                                                      $ 564,545,931
                                                                  ==============
  Cost of investments                                             $ 637,352,082
                                                                  ==============
NET ASSETS CONSIST OF:

Capital stock, at par                                             $      44,570
  Additional paid-in capital                                        567,459,173
  Undistributed net investment income/
      (excess distributions)                                           (312,004)
  Accumulated net realized gain (loss) on
      investment transactions                                        (3,018,975)
  Unrealized appreciation/(depreciation) of
       investments                                                      373,167
                                                                  --------------
                                                                  $ 564,545,931
                                                                  ==============


                                                                      SHORT
                                                                  DURATION PLUS
                                                                    PORTFOLIO
================================================================================
CALCULATION OF MAXIMUM OFFERING PRICE

Short Duration Plus Class Shares
  Net assets                                                      $ 421,880,829
  Shares of capital stock outstanding                                33,306,388
                                                                  -------------
  Net asset value and offering price per share                    $       12.67
                                                                  =============
 Short Duration Class A Shares


Net assets                                                        $  58,793,115
  Shares of capital stock outstanding                                 4,640,977
                                                                  -------------
  Net asset value and redemption price per share                  $       12.67
  Sales charge -- 4.25% of public offering price                            .56
                                                                  -------------
  Maximum offering price                                          $       13.23
                                                                  =============
Short Duration Class B Shares
  Net assets                                                      $  44,281,086
  Shares of capital stock outstanding                                 3,496,107
                                                                  -------------
  Net asset value and offering price per share                    $       12.67
                                                                  =============
Short Duration Class C Shares
  Net assets                                                      $  39,581,025
  Shares of capital stock outstanding                                 3,126,173
                                                                  -------------
  Net asset value and offering price per share                    $       12.66
                                                                  =============
Short Duration Class R Shares
  Net assets                                                      $       9,876
  Shares of capital stock outstanding                                   779.423
                                                                  -------------
  Net asset value and offering price per share                    $       12.67
                                                                  =============


See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
16   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================


  This page intentionally left blank.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   17

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Operations for the Year Ended September 30, 2004

                                                                                                 EMERGING
                                                              TAX-MANAGED                         MARKETS        INTERMEDIATE
                                                             INTERNATIONAL    INTERNATIONAL        VALUE           DURATION
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
================================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                 $   1,416,153    $   1,630,246    $      78,465     $  86,224,199
    Dividends (net of foreign withholding taxes of
    $11,134,360, $5,511,039, and $4,890,079, respectively)      84,150,679       40,112,020       35,971,013             4,615
    Income from dollar rolls                                             0                0                0        27,004,675
                                                             -------------    -------------    -------------     -------------
  Total income                                                  85,566,832       41,742,266       36,049,478       113,233,489
                                                             -------------    -------------    -------------     -------------
  Expenses (Notes 1 and 2):
    Management fee                                              38,811,971       19,439,130       14,197,651        12,258,200
    Shareholder servicing and administration fee                10,517,391        5,113,991        2,877,256         2,612,933
    Custodian and Transfer Agent fees                            2,078,071        1,211,899        2,465,089           572,586
    Distribution fees -- Class A                                       130            3,393                0                 0
    Distribution fees -- Class B                                       193            3,488                0                 0
    Distribution fees -- Class C                                       634           17,099                0                 0
    Distribution fees -- Class R                                         0               30                0                 0
    Auditing and tax fees                                          178,992           87,386           50,020           110,884
    Directors' fees and expenses                                    98,474           46,046           27,477            64,138
    Legal fees                                                     223,616          144,043           31,088            79,249
    Registration fees                                              271,956          102,350           51,305           142,339
    Printing fees                                                   73,059           50,603           23,155            81,206
    Miscellaneous                                                  134,763           72,759           74,415            85,548
                                                             -------------    -------------    -------------     -------------
  Total expenses before interest expense                        52,389,250       26,292,217       19,797,456        16,007,083
  Interest expense                                                       0                0                0                 0
                                                             -------------    -------------    -------------     -------------
  Total expenses                                                52,389,250       26,292,217       19,797,456        16,007,083

  Less: expenses waived and reimbursed by the Adviser
  or Transfer Agent (Note 2B)                                      (11,862)          (9,016)               0                 0
                                                             -------------    -------------    -------------     -------------
  Net expenses                                                  52,377,388       26,283,201       19,797,456        16,007,083
                                                             -------------    -------------    -------------     -------------
  Net investment income                                         33,189,444       15,459,065       16,252,022        97,226,406
                                                             -------------    -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                    233,767,380      155,481,798      134,829,812*       28,793,329
    Futures transactions                                           342,378         (377,526)       1,505,909                 0
    Foreign currency transactions                                5,570,272        3,786,116       (1,758,439)         (251,133)
    Swap transactions                                                    0                0                0                 0
                                                             -------------    -------------    -------------     -------------
  Net realized gain (loss) on investment
  and foreign currency transactions                            239,680,030      158,890,388      134,577,282        28,542,196
                                                             -------------    -------------    -------------     -------------
  Net increase (decrease) in unrealized
    appreciation/(depreciation) of:
    Investments, futures, and swaps                            396,888,473      170,542,587      216,198,922+      (27,511,301)
    Foreign currency denominated assets and liabilities           (493,402)         (80,628)        (170,642)       (1,496,881)
                                                             -------------    -------------    -------------     -------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments and foreign currency
  denominated assets and liabilities                           396,395,071      170,461,959      216,028,280       (29,008,182)
                                                             -------------    -------------    -------------     -------------
  Net realized and unrealized gain (loss) on
  investment and foreign currency transactions                 636,075,101      329,352,347      350,605,562          (465,986)
                                                             -------------    -------------    -------------     -------------
  Net increase in net assets resulting from operations       $ 669,264,545    $ 344,811,412    $ 366,857,584     $  96,760,420
                                                             =============    =============    =============     =============


*    Net of foreign capital gains taxes of $11,060,335.
+ Net of accrued foreign capital gains taxes of $6,690,829. See Notes to Financial Statements.


--------------------------------------------------------------------------------
18   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                                     INTERMEDIATE    SHORT DURATION  SHORT DURATION  SHORT DURATION
                                                    U.S. GOVERNMENT    DURATION       DIVERSIFIED      CALIFORNIA      NEW YORK
                                                    SHORT DURATION   INSTITUTIONAL     MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
===================================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                         $   2,661,551   $  17,528,889   $   6,004,305   $   1,831,356   $   3,130,196
    Dividends (net of foreign withholding taxes
    of $11,134,360, $5,511,039, and $4,890,079,
    respectively)                                                0             967               0               0               0
    Income from dollar rolls                               254,606       5,539,059               0               0               0
                                                     -------------   -------------   -------------   -------------   -------------
  Total income                                           2,916,157      23,068,915       6,004,305       1,831,356       3,130,196
                                                     -------------   -------------   -------------   -------------   -------------
  Expenses (Notes 1 and 2):
    Management fee                                         508,885       2,678,123       1,200,630         385,887         617,287
    Shareholder servicing and administration fee           101,774               0         240,126          77,177         123,457
    Custodian and Transfer Agent fees                      131,211         241,028         159,597         120,015         135,743
    Distribution fees -- Class A                                 0               0               0               0               0
    Distribution fees -- Class B                                 0               0               0               0               0
    Distribution fees -- Class C                                 0               0               0               0               0
    Distribution fees -- Class R                                 0               0               0               0               0
    Auditing and tax fees                                    5,816          48,062           5,492           2,889           4,516
    Directors' fees and expenses                             2,564          25,781           6,000           1,700           3,014
    Legal fees                                              23,257          32,536           7,143           4,666           9,495
    Registration fees                                       16,011          52,941          35,324           5,130           5,463
    Printing fees                                            2,218           9,790           3,371           1,137           3,293
    Miscellaneous                                            3,047          21,146           2,421           3,835           5,372
                                                     -------------   -------------   -------------   -------------   -------------
  Total expenses before interest expense                   794,783       3,109,407       1,660,104         602,436         907,640
  Interest expense                                          22,209               0               0               0               0
                                                     -------------   -------------   -------------   -------------   -------------
  Total expenses                                           816,992       3,109,407       1,660,104         602,436         907,640

  Less: expenses waived and reimbursed by the
  Adviser or Transfer Agent (Note 2B)                            0        (699,097)              0               0               0
                                                     -------------   -------------   -------------   -------------   -------------
  Net expenses                                             816,992       2,410,310       1,660,104         602,436         907,640
                                                     -------------   -------------   -------------   -------------   -------------
  Net investment income                                  2,099,165      20,658,605       4,344,201       1,228,920       2,222,556
                                                     -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                               (455,257)      4,596,956        (116,326)         (2,909)        249,182
    Futures transactions                                   (44,314)              0         (86,795)        (47,394)        (65,570)
    Foreign currency transactions                                0         (49,516)              0               0               0
    Swap transactions                                            0               0         (60,171)           (143)         (8,571)
                                                     -------------   -------------   -------------   -------------   -------------
  Net realized gain (loss) on investment
  and foreign currency transactions                       (499,571)      4,547,440        (263,292)        (50,446)        175,041
                                                     -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in unrealized
    appreciation/(depreciation) of:
    Investments, futures, and swaps                       (663,686)     (4,615,610)     (1,181,343)       (532,415)     (1,049,893)
    Foreign currency denominated assets
    and liabilities                                              0        (314,312)              0               0               0
                                                     -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) on investments
  and foreign currency denominated assets
  and liabilities                                         (663,686)     (4,929,922)     (1,181,343)       (532,415)     (1,049,893)
                                                     -------------   -------------   -------------   -------------   -------------
  Net realized and unrealized gain (loss) on
  investment and foreign currency transactions          (1,163,257)       (382,482)     (1,444,635)       (582,861)       (874,852)
                                                     -------------   -------------   -------------   -------------   -------------
  Net increase in net assets resulting
  from operations                                    $     935,908   $  20,276,123   $   2,899,566   $     646,059   $   1,347,704
                                                     =============   =============   =============   =============   =============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   19

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Operations for the Year Ended September 30, 2004 (continued)

                                                                  DIVERSIFIED        CALIFORNIA        NEW YORK
                                                                   MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO
==================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                     $ 98,524,480      $ 32,053,448      $ 49,132,942
                                                                 ------------      ------------      ------------
  Total income                                                     98,524,480        32,053,448        49,132,942
                                                                 ------------      ------------      ------------
  Expenses (Notes 1 and 2):
    Management fee                                                 12,168,644         4,387,121         6,099,082
    Shareholder servicing fee                                       2,261,248           752,374         1,055,386

Custodian and transfer agent fees                                     624,668           273,295           383,738
    Distribution fees -- Class A                                      366,585           135,685           203,305
    Distribution fees -- Class B                                    1,064,909           379,885           613,571
    Distribution fees -- Class C                                    1,030,978           418,349           597,292
    Auditing and tax fees                                             108,300            42,683            52,384
    Printing fees                                                     121,481            33,961            51,047
    Registration fees                                                 239,384            24,860            51,498
    Legal fees                                                         72,375            18,947            33,136
    Directors' fees and expenses                                       50,651            16,014            25,083
    Miscellaneous                                                      71,075            25,210            41,471
                                                                 ------------      ------------      ------------
  Total expenses                                                   18,180,298         6,508,384         9,206,993
  Less:  expense offset arrangement (Note 2B)                             (12)               (4)               (9)
                                                                 ------------      ------------      ------------
  Net expense                                                      18,180,286         6,508,380         9,206,984
                                                                 ------------      ------------      ------------
  Net investment income                                            80,344,194        25,545,068        39,925,958
                                                                 ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                             2,616          (990,075)        1,066,244
  Futures transactions                                             (2,429,009)         (654,973)         (925,382)
    Swap transactions                                                (250,240)          (41,396)          (84,480)
                                                                 ------------      ------------      ------------
  Net realized gain (loss) on investment transactions              (2,676,633)       (1,686,444)           56,382
                                                                 ------------      ------------      ------------
  Net decrease in unrealized appreciation/(depreciation) of:
  Investments, futures, and swaps                                 (10,548,395)       (2,041,584)       (9,511,265)
                                                                 ------------      ------------      ------------
  Net realized and unrealized loss on
  investment transactions                                         (13,225,028)       (3,728,028)       (9,454,883)
                                                                 ------------      ------------      ------------
  Net increase in net assets resulting from operations           $ 67,119,166      $ 21,817,040      $ 30,471,075
                                                                 ============      ============      ============


See Notes to Financial Statements.


--------------------------------------------------------------------------------
20   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                                                       SHORT
                                                                   DURATION PLUS
                                                                     PORTFOLIO
================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                       $ 15,568,103
    Income from dollar rolls                                          1,930,316
                                                                   ------------
  Total income                                                       17,498,419
                                                                   ------------
  Expenses (Notes 1 and 2):
    Management fee                                                    2,834,458
    Shareholder servicing fee                                           411,043
    Custodian and transfer agent fees                                   358,271
    Distribution fees -- Short Duration Class A                         238,197
    Distribution fees -- Short Duration Class B                         394,453
    Distribution fees -- Short Duration Class C                         369,981
    Distribution fees -- Short Duration Class R                              31
    Auditing and tax fees                                                33,826
    Directors' fees and expenses                                          9,092
    Legal fees                                                           93,088
    Registration fees                                                    81,300
    Printing fees                                                        78,136
                                                                   ------------
    Miscellaneous                                                        22,192
  Total expenses before interest expense                              4,924,068
                                                                   ------------
  Interest expense                                                      100,003
  Total expenses                                                      5,024,071
                                                                   ------------
  Less: expense offset arrangement (Note 2B)                                (12)
                                                                   ------------
  Net expenses                                                        5,024,059
                                                                   ------------
  Net investment income                                              12,474,360
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                          (3,043,143)
                                                                   ------------
    Futures transactions                                                118,753
                                                                   ------------
  Net realized loss on investment transactions                       (2,924,390)
  Net decrease in unrealized appreciation/(depreciation) of:
                                                                   ------------
    Investments and futures                                          (3,115,801)
                                                                   ------------
  Net realized and unrealized loss on investment transactions        (6,040,191)
                                                                   ------------
  Net increase in net assets resulting from operations             $  6,434,169
                                                                   ============


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   21

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Changes in Net Assets

                                                      ----------------------------------    ----------------------------------
                                                                  TAX-MANAGED
                                                                 INTERNATIONAL                         INTERNATIONAL
                                                                   PORTFOLIO                             PORTFOLIO
                                                      ----------------------------------    ----------------------------------
                                                            YEAR               YEAR               YEAR               YEAR
                                                            ENDED              ENDED              ENDED              ENDED
                                                           9/30/04            9/30/03            9/30/04            9/30/03
===============================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                             $    33,189,444    $    46,037,173    $    15,459,065    $    25,674,143
    Net realized gain (loss) on investment
    and foreign currency transactions                     239,680,030        (13,171,005)       158,890,388         17,168,712

    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments and foreign
    currency denominated assets and liabilities           396,395,071        848,706,565        170,461,959        442,494,697
                                                      ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
  resulting from operations                               669,264,545        881,572,733        344,811,412        485,337,552
                                                      ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)              (61,238,586)       (35,319,934)       (18,338,621)       (16,987,461)
                                                      ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                         (61,238,586)       (35,319,934)       (18,338,621)       (16,987,461)
                                                      ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                   1,020,243,092      1,145,967,491        383,372,088        406,675,464
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                            54,534,862         31,640,286         17,787,574         16,226,135
                                                      ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                       1,074,777,954      1,177,607,777        401,159,662        422,901,599
    Cost of shares redeemed                              (632,148,009)      (828,033,279)      (354,908,912)      (364,033,307)
                                                      ---------------    ---------------    ---------------    ---------------
  Increase in net assets from
  capital-share transactions                              442,629,945        349,574,498         46,250,750         58,868,292
                                                      ---------------    ---------------    ---------------    ---------------
  Net increase in net assets                            1,050,655,904      1,195,827,297        372,723,541        527,218,383

NET ASSETS:

  Beginning of period                                   3,561,247,930      2,365,420,633      1,826,667,262      1,299,448,879
                                                      ---------------    ---------------    ---------------    ---------------
  End of period (b)                                   $ 4,611,903,834    $ 3,561,247,930    $ 2,199,390,803    $ 1,826,667,262
                                                      ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                            $    37,233,894    $    59,712,764    $    18,510,171    $    17,603,611
                                                      ===============    ===============    ===============    ===============

(a) See page 28 for share class information on dividend distributions of the Tax-Managed International and International Portfolios.
* Includes effect of portfolio transaction fee in the amounts of $9,217,750 and $4,286,013 for the years ended September 30, 2004, and September 30, 2003, respectively.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
22   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                         -----------------------------------     -----------------------------------
                                                                       EMERGING                             INTERMEDIATE
                                                                    MARKETS VALUE                             DURATION
                                                                      PORTFOLIO                               PORTFOLIO
                                                         -----------------------------------     -----------------------------------
                                                               YEAR               YEAR                 YEAR               YEAR
                                                               ENDED              ENDED                ENDED              ENDED
                                                              9/30/04            9/30/03              9/30/04            9/30/03
====================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $    16,252,022     $    10,272,720     $    97,226,406    $    79,858,499
    Net realized gain (loss) on investment
    and foreign currency transactions                        134,577,282         (38,483,073)         28,542,196         44,555,369

    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments and foreign
    currency denominated assets and liabilities              216,028,280         316,305,833         (29,008,182)        14,850,852
                                                         ---------------     ---------------     ---------------    ---------------
  Net increase in net assets
  resulting from operations                                  366,857,584         288,095,480          96,760,420        139,264,720
                                                         ---------------     ---------------     ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                  (9,586,370)         (3,072,179)        (99,678,637)       (79,859,987)
                                                         ---------------     ---------------     ---------------    ---------------
  Total dividends and distributions
  to shareholders                                             (9,586,370)         (3,072,179)        (99,678,637)       (79,859,987)
                                                         ---------------     ---------------     ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                        285,871,489         156,599,814         815,660,806        605,918,965
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                                9,082,473           2,912,914          19,340,469         16,540,463
                                                         ---------------     ---------------     ---------------    ---------------
  Total proceeds from shares sold                            294,953,962         159,512,728         835,001,275        622,459,428
    Cost of shares redeemed                                 (189,259,509)        (65,117,673)       (381,541,966)      (431,589,647)
                                                         ---------------     ---------------     ---------------    ---------------
  Increase in net assets from
  capital-share transactions                                 105,694,453*         94,395,055*        453,459,309        190,869,781
                                                         ---------------     ---------------     ---------------    ---------------
  Net increase in net assets                                 462,965,667         379,418,356         450,541,092        250,274,604

NET ASSETS:

  Beginning of period                                        898,401,893         518,983,537       2,402,262,313      2,151,987,709
                                                         ---------------     ---------------     ---------------    ---------------
  End of period (b)                                      $ 1,361,367,560     $   898,401,893     $ 2,852,803,405    $ 2,402,262,313
                                                         ===============     ===============     ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                               $      (474,305)    $     5,606,646     $    (3,026,265)   $    (2,787,418)
                                                         ===============     ===============     ===============    ===============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   23

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Changes in Net Assets (continued)

                                                        ----------------------------------    ----------------------------------
                                                                 U.S. GOVERNMENT                    INTERMEDIATE DURATION
                                                                 SHORT DURATION                         INSTITUTIONAL
                                                                    PORTFOLIO                             PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                             YEAR               YEAR               YEAR               YEAR
                                                             ENDED              ENDED              ENDED              ENDED
                                                            9/30/04            9/30/03            9/30/04            9/30/03
=================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                               $     2,099,165    $     2,879,058    $    20,658,605    $    13,954,061
    Net realized gain (loss) on investment
    and foreign currency transactions                          (499,571)         1,255,173          4,547,440          5,513,774
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments, futures, and swaps          (663,686)        (1,687,537)        (4,929,922)         3,510,046
                                                        ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                               935,908          2,446,694         20,276,123         22,977,881
                                                        ---------------    ---------------    ---------------    ---------------
    Dividends and distributions to shareholders:
    Dividends from net investment income (a)                 (2,366,550)        (2,879,058)       (21,141,826)       (13,953,938)

    Distributions from net realized gain on
    investment transactions (a)                              (1,171,234)        (1,628,592)        (6,664,869)        (2,185,363)
                                                        ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                            (3,537,784)        (4,507,650)       (27,806,695)       (16,139,301)
                                                        ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                        26,280,515         46,328,990        246,095,145        198,075,650
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                               2,415,624          3,161,357         15,841,958          9,340,069
                                                        ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                            28,696,139         49,490,347        261,937,103        207,415,719
    Cost of shares redeemed                                 (45,060,481)       (50,268,393)      (109,675,335)       (78,130,046)
                                                        ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                (16,364,342)          (778,046)       152,261,768        129,285,673
                                                        ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                     (18,966,218)        (2,839,002)       144,731,196        136,124,253

NET ASSETS:
  Beginning of period                                       112,560,988        115,399,990        464,517,273        328,393,020
                                                        ---------------    ---------------    ---------------    ---------------
  End of period (b)                                     $    93,594,770    $   112,560,988    $   609,248,469    $   464,517,273
                                                        ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                              $        55,955    $        53,283    $       (33,797)   $        10,556
                                                        ===============    ===============    ===============    ===============

(a) See page 26 for share class information on dividend distributions of the Diversified Municipal Portfolio.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
24   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                                          ----------------------------------    ----------------------------------
                                                                   SHORT DURATION                        SHORT DURATION
                                                                DIVERSIFIED MUNICIPAL                 CALIFORNIA MUNICIPAL
                                                                      PORTFOLIO                            PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                              9/30/04            9/30/03            9/30/04            9/30/03
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                 $     4,344,201    $     5,088,003    $     1,228,920    $     1,430,807
    Net realized gain (loss) on investment
    and foreign currency transactions                            (263,292)           438,788            (50,446)            46,589
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments, futures, and swaps          (1,181,343)        (1,221,683)          (532,415)          (138,506)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                               2,899,566          4,305,108            646,059          1,338,890
                                                          ---------------    ---------------    ---------------    ---------------
    Dividends and distributions to shareholders:
    Dividends from net investment income (a)                   (4,265,828)        (5,088,003)        (1,227,532)        (1,430,807)

    Distributions from net realized gain on
    investment transactions (a)                                  (315,786)          (833,144)                 0                  0
                                                          ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                              (4,581,614)        (5,921,147)        (1,227,532)        (1,430,807)
                                                          ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                         151,818,429        175,926,413         59,632,686         60,385,211
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                                 2,062,452          3,210,381            762,968            762,470
                                                          ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                             153,880,881        179,136,794         60,395,654         61,147,681
    Cost of shares redeemed                                  (132,119,645)      (144,567,720)       (67,995,139)       (55,885,740)
                                                          ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                   21,761,236         34,569,074         (7,599,485)         5,261,941
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                        20,079,188         32,953,035         (8,180,958)         5,170,024

NET ASSETS:
  Beginning of period                                         233,649,258        200,696,223         79,817,736         74,647,712
                                                          ---------------    ---------------    ---------------    ---------------
  End of period (b)                                       $   253,728,446    $   233,649,258    $    71,636,778    $    79,817,736
                                                          ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                                $        (1,914)   $       (11,190)   $       (17,095)   $       (18,340)
                                                          ===============    ===============    ===============    ===============

                                                          ----------------------------------    ----------------------------------
                                                                     SHORT DURATION
                                                                   NEW YORK MUNICIPAL                 DIVERSIFIED MUNICIPAL
                                                                       PORTFOLIO                            PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                              9/30/04            9/30/03            9/30/04            9/30/03
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                 $     2,222,556    $     2,456,952    $    80,344,194    $    74,358,002
    Net realized gain (loss) on investment
    and foreign currency transactions                             175,041             82,070         (2,676,633)         4,149,618
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments, futures, and swaps          (1,049,893)          (231,283)       (10,548,395)        (5,026,157)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                               1,347,704          2,307,739         67,119,166         73,481,463
                                                          ---------------    ---------------    ---------------    ---------------
    Dividends and distributions to shareholders:
    Dividends from net investment income (a)                   (2,204,693)        (2,456,952)       (80,061,703)       (74,358,002)

    Distributions from net realized gain on
    investment transactions (a)                                         0                  0                  0                  0
                                                          ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                              (2,204,693)        (2,456,952)       (80,061,703)       (74,358,002)
                                                          ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                          95,152,474         77,251,107        876,220,074        968,964,060
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                                 1,018,598          1,093,765         18,981,822         19,095,903
                                                          ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                              96,171,072         78,344,872        895,201,896        988,059,963
    Cost of shares redeemed                                   (93,079,427)       (73,561,685)      (499,857,512)      (490,730,845)
                                                          ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                    3,091,645          4,783,187        395,344,384        497,329,118
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                         2,234,656          4,633,974        382,401,847        496,452,579

NET ASSETS:
  Beginning of period                                         120,941,097        116,307,123      2,414,749,519      1,918,296,940
                                                          ---------------    ---------------    ---------------    ---------------
  End of period (b)                                       $   123,175,753    $   120,941,097    $ 2,797,151,366    $ 2,414,749,519
                                                          ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                                $         8,526    $          (766)   $        57,103    $        24,852
                                                          ===============    ===============    ===============    ===============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   25

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Changes in Net Assets (continued)

                                                         ----------------------------------    ----------------------------------
                                                                 CALIFORNIA MUNICIPAL                   NEW YORK MUNICIPAL
                                                                      PORTFOLIO                              PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                              9/30/04            9/30/03            9/30/04            9/30/03
==================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                 $    25,545,068    $    23,267,345    $    39,925,958    $    37,741,695
    Net realized gain (loss) on investment transactions        (1,686,444)           267,640             56,382          2,058,488
    Increase (decrease) in unrealized appreciation/
   (depreciation) of investments, futures, and swaps           (2,041,584)        (6,018,093)        (9,511,265)        (2,705,202)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                              21,817,040         17,516,892         30,471,075         37,094,981
                                                          ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                  (25,501,477)       (23,267,345)       (39,773,105)       (37,741,695)
    Distributions from net realized gain on investment
    transactions (a)                                             (584,016)                 0                  0                  0
                                                          ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions to shareholders           (26,085,493)       (23,267,345)       (39,773,105)       (37,741,695)
                                                          ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                         314,353,362        335,658,922        351,775,089        413,735,995
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends
    and distributions                                           7,597,543          6,474,935         12,764,315         12,753,085
                                                          ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                             321,950,905        342,133,857        364,539,404        426,489,080
    Cost of shares redeemed                                  (194,387,540)      (182,032,506)      (277,559,965)      (237,402,632)
                                                          ---------------    ---------------    ---------------    ---------------
  Increase in net assets from
  capital-share transactions                                  127,563,365        160,101,351         86,979,439        189,086,448
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase in net assets                                  123,294,912        154,350,898         77,677,409        188,439,734

NET ASSETS:
  Beginning of period                                         828,915,930        674,565,032      1,208,982,819      1,020,543,085
                                                          ---------------    ---------------    ---------------    ---------------
  End of period (b)                                       $   952,210,842    $   828,915,930    $ 1,286,660,228    $ 1,208,982,819
                                                          ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                                $       (32,569)   $       (34,764)   $        72,495    $         4,122
                                                          ===============    ===============    ===============    ===============


(a) See pages 28 & 29 for share class information on dividend distributions of the California Municipal and New York Municipal Portfolios.

  See Notes to Financial Statements.


--------------------------------------------------------------------------------
26   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                             ---------------------------------
                                                                           SHORT
                                                                       DURATION PLUS
                                                                         PORTFOLIO
                                                             ---------------------------------
                                                                  YEAR               YEAR
                                                                  ENDED              ENDED
                                                                 9/30/04            9/30/03
==============================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                    $  12,474,360       $  12,308,372
    Net realized gain (loss) on investment transactions         (2,924,390)          5,195,758
    Decrease in unrealized appreciation/
    (depreciation) of investments and futures                   (3,115,801)         (3,343,946)
                                                             -------------       -------------
  Net increase in net assets resulting
  from operations                                                6,434,169          14,160,184
                                                             -------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                   (13,515,809)        (12,308,812)
    Distributions from net realized gain on
    investment transactions (a)                                   (664,559)                  0
                                                             -------------       -------------
  Total dividends and distributions to shareholders            (14,180,368)        (12,308,812)
                                                             -------------       -------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                          278,798,276         355,281,867
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                                  6,885,041           5,350,098
                                                             -------------       -------------
  Total proceeds from shares sold                              285,683,317         360,631,965
    Cost of shares redeemed                                   (285,806,515)       (187,786,603)
                                                             -------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                                      (123,198)        172,845,362
                                                             -------------       -------------
  Net increase (decrease) in net assets                         (7,869,397)        174,696,734

NET ASSETS:
  Beginning of period                                          572,415,328         397,718,594
                                                             -------------       -------------
  End of period (b)                                          $ 564,545,931       $ 572,415,328
                                                             =============       =============
(b) Includes undistributed net investment income/
(excess distributions) of:                                   $    (312,004)      $    (240,913)
                                                             =============       =============


(a) See page 29 for share class information on dividend distributions of the Short Duration Plus Portfolio.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   27

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Changes in Net Assets (continued)

                                                   --------------------------------      --------------------------------
                                                              TAX-MANAGED
                                                             INTERNATIONAL                         INTERNATIONAL
                                                               PORTFOLIO                             PORTFOLIO
                                                   --------------------------------      --------------------------------
                                                       YEAR               YEAR               YEAR               YEAR
                                                       ENDED              ENDED              ENDED              ENDED
                                                    9/30/04 (a)          9/30/03        9/30/04 (a)(b)         9/30/03
-------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders:
  Dividends from net investment income
  Tax-Managed International and International
  Class Shares, respectively                       $(61,238,586)      $(35,319,934)      $(18,338,621)      $(16,987,461)
  Class A                                                     0                  0                  0                  0
  Class B                                                     0                  0                  0                  0
  Class C                                                     0                  0                  0                  0
  Class R                                                     0                  0                  0                  0
                                                   ------------       ------------       ------------       ------------
                                                   $(61,238,586)      $(35,319,934)      $(18,338,621)      $(16,987,461)
                                                   ============       ============       ============       ============

                                                   --------------------------------      --------------------------------
                                                              DIVERSIFIED                            CALIFORNIA
                                                               MUNICIPAL                             MUNICIPAL
                                                               PORTFOLIO                             PORTFOLIO
                                                   --------------------------------      --------------------------------
                                                        YEAR              YEAR               YEAR                YEAR
                                                        ENDED             ENDED              ENDED              ENDED
                                                      9/30/04            9/30/03            9/30/04            9/30/03
-------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders:
  Dividends from net investment income
  Municipal Class                                  $(71,778,247)      $(66,005,881)      $(22,579,474)      $(20,368,700)
  Class A                                            (3,592,307)        (3,841,638)        (1,260,900)        (1,329,149)
  Class B                                            (2,382,683)        (2,300,733)          (789,230)          (701,542)
  Class C                                            (2,308,466)        (2,209,750)          (871,873)          (867,954)
                                                   ------------       ------------       ------------       ------------
                                                   $(80,061,703)      $(74,358,002)      $(25,501,477)      $(23,267,345)
                                                   ============       ============       ============       ============

  Distributions from net realized gain on
  investment transactions
  Municipal Class                                  $          0       $          0       $   (488,770)      $          0
  Class A                                                     0                  0            (35,696)                 0
  Class B                                                     0                  0            (27,760)                 0
  Class C                                                     0                  0            (31,790)                 0
                                                   ------------       ------------       ------------       ------------
                                                   $          0       $          0       $   (584,016)      $          0
                                                   ============       ============       ============       ============

(a) Tax-Managed International and International Class A, B, and C Shares commenced distribution on January 30, 2004.
(b) International and Short Duration Class R Shares commenced distribution on February 17, 2004.
(c) Short Duration Class A, B, and C Shares commenced distribution on May 22, 2003.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
28   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   --------------------------------
                                                               NEW YORK
                                                               MUNICIPAL
                                                               PORTFOLIO
                                                   --------------------------------
                                                       YEAR               YEAR
                                                       ENDED              ENDED
                                                      9/30/04            9/30/03
-----------------------------------------------------------------------------------
Dividends to shareholders:
  Dividends from net investment income
  Municipal Class                                  $(34,837,419)      $(33,702,805)
  Class A                                            (2,076,117)        (1,915,689)
  Class B                                            (1,448,511)        (1,138,804)
  Class C                                            (1,411,058)          (984,397)
                                                   ------------       ------------
                                                   $(39,773,105)      $(37,741,695)
                                                   ============       ============

                                                   --------------------------------
                                                                 SHORT
                                                             DURATION PLUS
                                                               PORTFOLIO
                                                   --------------------------------
                                                       YEAR               YEAR
                                                       ENDED              ENDED
                                                    9/30/04 (b)        9/30/03 (c)
-----------------------------------------------------------------------------------

Dividends to shareholders:
  Dividends from net investment income
  Short Duration Plus Class                        $(10,557,602)      $(11,801,625)
  Class A                                            (1,788,909)          (366,071)
  Class B                                              (602,808)           (68,607)
  Class C                                              (566,368)           (72,509)
  Class R                                                  (122)                 0
                                                   ------------       ------------
                                                   $(13,515,809)      $(12,308,812)
                                                   ============       ============

  Distributions from net realized gain on
  investment transactions
  Short Duration Plus Class                        $   (476,390)      $          0
  Class A                                              (103,659)                 0
  Class B                                               (42,750)                 0
  Class C                                               (41,760)                 0
  Class R                                                     0                  0
                                                   ------------       ------------
                                                   $   (664,559)      $          0
                                                   ============       ============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   29

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------------
                                                                       TAX-MANAGED INTERNATIONAL PORTFOLIO
                                                                         TAX-MANAGED INTERNATIONAL CLASS
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      9/30/04         9/30/03         9/30/02       9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     17.53     $     13.10     $     15.22     $     20.44     $     20.02
                                                   -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
   Investment income, net                                 0.15            0.24            0.17            0.21            0.21
   Net realized and unrealized gain (loss) on
   investment and foreign currency transactions           3.04            4.39           (2.00)          (3.48)           0.51
                                                   -----------     -----------     -----------     -----------     -----------
Total from investment operations                          3.19            4.63           (1.83)          (3.27)           0.72
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
   Dividends from taxable net investment income          (0.30)          (0.20)          (0.29)          (0.16)           0
   Distributions from net realized gain on
   investment transactions                                0               0               0              (1.79)          (0.30)
                                                   -----------     -----------     -----------     -----------     -----------
Total distributions                                      (0.30)          (0.20)          (0.29)          (1.95)          (0.30)
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                     $     20.42     $     17.53     $     13.10     $     15.22     $     20.44
                                                   ===========     ===========     ===========     ===========     ===========
Total return (b)                                         18.34%          35.65%         (12.39)%        (17.49)%          3.49%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)          $ 4,611,550     $ 3,561,248     $ 2,365,421     $ 2,420,323     $ 3,029,742
  Average net assets (000 omitted)                 $ 4,206,956     $ 2,890,486     $ 2,708,477     $ 2,828,736     $ 3,467,670
  Ratio of expenses to average net assets                 1.24%           1.25%           1.25%           1.25%           1.24%
  Ratio of net investment income to average
  net assets                                              0.79%           1.59%           1.04%           1.14%           1.02%
  Portfolio turnover rate                                  .71%            .28%            .64%            .46%            .41%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
30        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   ----------------------------------------------------------------------------
                                                                              INTERNATIONAL PORTFOLIO
                                                                                INTERNATIONAL CLASS
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      9/30/04         9/30/03         9/30/02       9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     16.06     $     11.95     $     14.16     $     20.44     $     20.11
                                                   -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Investment income, net                                  0.14            0.23            0.14            0.18            0.23
   Net realized and unrealized gain (loss) on
   investment and foreign currency transactions           2.91            4.04           (1.90)          (3.11)           0.31
                                                   -----------     -----------     -----------     -----------     -----------
Total from investment operations                          3.05            4.27           (1.76)          (2.93)           0.54
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
   Dividends from taxable net investment income          (0.17)          (0.16)          (0.45)          (0.79)          (0.19)
   Distributions from net realized gain on
   investment transactions                                0               0               0              (2.56)          (0.02)
                                                   -----------     -----------     -----------     -----------     -----------
Total distributions                                      (0.17)          (0.16)          (0.45)          (3.35)          (0.21)
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                     $     18.94     $     16.06     $     11.95     $     14.16     $     20.44
                                                   ===========     ===========     ===========     ===========     ===========
Total return (b)                                         19.05%          36.00%         (13.01)%        (16.95)%          2.72%


RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $ 2,190,687     $ 1,826,667     $ 1,299,449     $ 1,426,683     $ 1,907,921
   Average net assets (000 omitted)                $ 2,045,596     $ 1,572,731     $ 1,539,788     $ 1,718,245     $ 2,238,111
   Ratio of expenses to average net assets                1.28%           1.29%           1.29%           1.28%           1.25%
   Ratio of net investment income to average
   net assets                                             0.76%           1.63%           0.97%           1.06%           1.09%
   Portfolio turnover rate                                 .92%            .28%            .67%            .45%            .24%

See Footnote Summary on page 43.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                         2004 Annual Report   31

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------------
                                                                                 EMERGING MARKETS
                                                                                 VALUE PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      9/30/04         9/30/03         9/30/02       9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     20.81      $    13.65      $    12.48      $    16.91       $   17.67
                                                   -----------      ----------      ----------      ----------       ---------
  Income from investment operations:
   Investment income, net                                 0.36            0.26            0.13            0.17            0.14
   Net realized and unrealized gain (loss) on
   investment and foreign currency transactions           7.76            6.87            1.04           (4.34)          (1.01)
                                                   -----------      ----------      ----------      ----------       ---------
Total from investment operations                          8.12            7.13            1.17           (4.17)          (0.87)
                                                   -----------      ----------      ----------      ----------       ---------
  Less distributions:
   Dividends from taxable net investment income          (0.22)          (0.08)          (0.13)          (0.09)          (0.10)
   Distributions from net realized gain on
   investment transactions                                0               0               0              (0.28)           0
                                                   -----------      ----------      ----------      ----------       ---------
Total distributions                                      (0.22)          (0.08)          (0.13)          (0.37)          (0.10)
                                                   -----------      ----------      ----------      ----------       ---------
Portfolio transaction fee                                 0.20            0.11            0.13            0.11            0.21
                                                   -----------      ----------      ----------      ----------       ---------
Net asset value, end of period                     $     28.91      $    20.81      $    13.65      $    12.48       $   16.91
                                                   ===========      ==========      ==========      ==========       =========
Total return (b)                                         34.66%(c)       47.21%(c)        5.98%(c)      (27.36)%(c)      (7.63)%(c)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $ 1,361,368      $  898,402      $  518,984      $  499,414       $ 593,883
   Average net assets (000 omitted)                $ 1,150,902      $  653,705      $  588,195      $  578,168       $ 718,397
   Ratio of expenses to average net assets                1.72%           1.72%           1.73%           1.75%           1.71%
   Ratio of net investment income to average
   net assets                                             1.41%           1.57%           0.89%           1.10%           0.75%
   Portfolio turnover rate                                 .44%            .38%            .34%            .34%            .28%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
32        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   ----------------------------------------------------------------------------
                                                                                    INTERMEDIATE
                                                                                 DURATION PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      9/30/04         9/30/03         9/30/02       9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     13.43     $     13.08     $     12.98     $     12.51     $     12.67
                                                   -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
   Investment income, net                                 0.50            0.47            0.59            0.72            0.81
   Net realized and unrealized gain (loss) on
   investments                                           (0.01)           0.35            0.10            0.47           (0.16)
                                                   -----------     -----------     -----------     -----------     -----------
Total from investment operations                          0.49            0.82            0.69            1.19            0.65
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
   Dividends from taxable net investment income          (0.51)          (0.47)          (0.59)          (0.68)          (0.81)
   Distributions in excess of net investment
   income due to timing differences                       0               0               0              (0.04)           0
                                                   -----------     -----------     -----------     -----------     -----------
Total distributions                                      (0.51)          (0.47)          (0.59)          (0.72)          (0.81)
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                     $     13.41     $     13.43     $     13.08     $     12.98     $     12.51
                                                   ===========     ===========     ===========     ===========     ===========
Total return (b)                                          3.74%           6.39%           5.48%           9.80%           5.37%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)          $ 2,852,803     $ 2,402,262     $ 2,151,988     $ 2,130,691     $ 2,041,914
  Average net assets (000 omitted)                 $ 2,612,933     $ 2,249,030     $ 2,135,339     $ 2,060,159     $ 2,298,018
  Ratio of expenses to average net assets                 0.61%           0.61%           0.61%           0.61%           0.60%
  Ratio of net investment income to average
  net assets                                              3.72%           3.55%           4.57%           5.66%           6.48%
  Portfolio turnover rate                                  660%            796%            727%            532%            378%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   33

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------------
                                                                                 U.S. GOVERNMENT
                                                                             SHORT DURATION PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      9/30/04         9/30/03         9/30/02       9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     13.00     $     13.23     $      13.07    $      12.49    $     12.46
                                                   -----------     -----------     ------------    ------------    -----------
  Income from investment operations:
   Investment income, net                                 0.26            0.31             0.40            0.59           0.61
   Net realized and unrealized gain (loss) on
   investment transactions                               (0.14)          (0.04)            0.16            0.58           0.03
                                                   -----------     -----------     ------------    ------------    -----------
Total from investment operations                          0.12            0.27             0.56            1.17           0.64
                                                   -----------     -----------     ------------    ------------    -----------
  Less distributions:
   Dividends from taxable net investment income          (0.30)          (0.31)           (0.40)          (0.59)         (0.61)
   Dividends from net realized gain on
   investment transactions                               (0.14)          (0.19)            0               0              0
                                                   -----------     -----------     ------------    ------------    -----------
Total distributions                                      (0.44)          (0.50)           (0.40)          (0.59)         (0.61)
                                                   -----------     -----------     ------------    ------------    -----------
Net asset value, end of period                     $     12.68     $     13.00     $      13.23    $      13.07    $     12.49
                                                   ===========     ===========     ============    ============    ===========
Total return (b)                                          0.93%           2.10%            5.42%           9.62%          5.30%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $    93,595     $   112,561     $    115,400    $    101,664    $    95,617
   Average net assets (000 omitted)                $   101,777     $   120,631     $    106,080    $    101,326    $   112,827
   Ratio of expenses to average net assets                0.80%           0.76%            0.74%           0.72%          0.72%
   Ratio of expenses to average net assets
   excluding interest expense                             0.78%           0.76%            0.74%           0.72%          0.72%
   Ratio of net investment income to average
   net assets                                             2.06%           2.39%            3.04%           4.65%          4.91%

  Portfolio turnover rate                                  358%            323%             230%            344%           160%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
34        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund II, Inc.
Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for the Portfolio for each of the periods presented:

                                                   -----------------------------------------------
                                                               INTERMEDIATE DURATION
                                                              INSTITUTIONAL PORTFOLIO
                                                   -----------------------------------------------
                                                    YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                      9/30/04         9/30/03        9/30/02 (d)
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     15.74     $     15.44      $    15.00 (e)
                                                   -----------     -----------      ----------
  Income from investment operations:
   Investment income, net                                 0.60            0.56            0.25
   Net realized and unrealized gain (loss) on
   investment and foreign currency transactions          (0.03)           0.41            0.44
                                                   -----------     -----------      ----------
Total from investment operations                          0.57            0.97            0.69
                                                   -----------     -----------      ----------
  Less distributions:
   Dividends from taxable net investment income          (0.61)          (0.57)          (0.25)
   Dividends from net realized gain on investment
   transactions                                          (0.22)          (0.10)              0
                                                   -----------     -----------      ----------
Total distributions                                      (0.83)          (0.67)          (0.25)
                                                   -----------     -----------      ----------
Net asset value, end of period                     $     15.48     $     15.74     $     15.44
                                                   ===========     ===========     ===========
Total return (b)                                          3.76%           6.44%           4.62%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $   609,248     $   464,517     $   328,393
   Average net assets (000 omitted)                $   535,624     $   383,604     $   237,462
   Ratio of expenses to average net assets                0.45%           0.45%           0.45%*
   Ratio of expenses to average net assets
   before reimbursement                                   0.58%           0.64%           0.75%*
   Ratio of net investment income to average
   net assets                                             3.86%           3.64%           4.37%*
   Portfolio turnover rate                                 682%            791%            324%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   35

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------------
                                                                            SHORT DURATION DIVERSIFIED
                                                                               MUNICIPAL PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                    9/30/04 (f)      9/30/03           9/30/02      9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     12.69     $     12.79     $      12.70    $      12.44    $     12.49
                                                   -----------     -----------     ------------    ------------    -----------
  Income from investment operations:
   Investment income, net                                 0.22            0.29             0.37            0.47           0.47
   Net realized and unrealized gain (loss) on
   investment transactions                               (0.07)          (0.05)            0.10            0.26          (0.01)
                                                   -----------     -----------     ------------    ------------    -----------
Total from investment operations                          0.15            0.24             0.47            0.73           0.46
                                                   -----------     -----------     ------------    ------------    -----------
  Less distributions:
   Dividends from taxable net investment income          (0.01)           0                0              (0.01)         (0.01)
   Dividends from tax-exempt net investment income       (0.21)          (0.29)           (0.37)          (0.46)         (0.46)
   Distributions from net realized gain on
   investment transactions                               (0.02)          (0.05)           (0.01)           0              0
   Distributions in excess of net realized
   gain on investment transactions
   due to timing differences                              0               0                0               0             (0.04)
                                                   -----------     -----------     ------------    ------------    -----------
Total distributions                                      (0.24)          (0.34)           (0.38)          (0.47)         (0.51)
                                                   -----------     -----------     ------------    ------------    -----------
Net asset value, end of period                     $     12.60     $     12.69     $      12.79    $      12.70    $     12.44
                                                   ===========     ===========     ============    ============    ===========
Total return (b)                                          1.21%           1.97%            3.81%           5.98%          3.77%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $   253,728     $   233,649     $    200,696    $    156,920    $   158,315
   Average net assets (000 omitted)                $   240,126     $   220,768     $    182,317    $    144,315    $   168,807
   Ratio of expenses to average net assets                0.69%           0.71%            0.71%           0.71%          0.71%
   Ratio of net investment income to average
   net assets                                             1.81%           2.30%            2.92%           3.73%          3.75%
   Portfolio turnover rate                                 .84%            .57%             .56%            .77%           .99%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
36        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   ----------------------------------------------------------------------------
                                                                            SHORT DURATION CALIFORNIA
                                                                               MUNICIPAL PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                    9/30/04 (f)      9/30/03           9/30/02      9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     12.67     $     12.69     $      12.68    $      12.51    $     12.53
                                                   -----------     -----------     ------------    ------------    -----------
  Income from investment operations:
   Investment income, net                                 0.20            0.22             0.35            0.46           0.45
   Net realized and unrealized gain (loss) on
   investment transactions                               (0.10)          (0.02)            0.01            0.17           0.02
                                                   -----------     -----------     ------------    ------------    -----------
Total from investment operations                          0.10            0.20             0.36            0.63           0.47
                                                   -----------     -----------     ------------    ------------    -----------
  Less distributions:
   Dividends from taxable net investment income          (0.01)          (0.01)            0              (0.03)         (0.03)
   Dividends from tax-exempt net investment income       (0.19)          (0.21)           (0.35)          (0.43)         (0.42)
   Distributions from net realized gain on
   investment transactions                                0               0                0               0             (0.04)
                                                   -----------     -----------     ------------    ------------    -----------
Total distributions                                      (0.20)          (0.22)           (0.35)          (0.46)         (0.49)
                                                   -----------     -----------     ------------    ------------    -----------
Net asset value, end of period                     $     12.57     $     12.67     $      12.69    $      12.68    $     12.51
                                                   ===========     ===========     ============    ============    ===========
Total return (b)                                          0.81%           1.63%            2.87%           5.13%          3.87%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $    71,637     $    79,818     $     74,648    $     54,073    $    58,089
   Average net assets (000 omitted)                $    77,177     $    80,862     $     61,944    $     55,681    $    83,374
   Ratio of expenses to average net assets                0.78%           0.80%            0.79%           0.79%          0.73%
   Ratio of net investment income to average
   net assets                                             1.59%           1.77%            2.70%           3.66%          3.58%
   Portfolio turnover rate                                 .90%            .72%             .28%            .60%           .94%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   37

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------------
                                                                             SHORT DURATION NEW YORK
                                                                               MUNICIPAL PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                    9/30/04 (f)      9/30/03           9/30/02      9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     12.55     $     12.57     $     12.54     $     12.31     $     12.35
                                                   -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
   Investment income, net                                 0.22            0.26            0.36            0.44            0.48
   Net realized and unrealized gain (loss) on
   investment transactions                               (0.08)          (0.02)           0.03            0.23           (0.04)
                                                   -----------     -----------     -----------     -----------     -----------
Total from investment operations                          0.14            0.24            0.39            0.67            0.44
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
   Dividends from taxable net investment income          (0.01)           0               0              (0.03)          (0.01)
   Dividends from tax-exempt net
   investment income                                     (0.21)          (0.26)          (0.36)          (0.41)          (0.47)
                                                   -----------     -----------     -----------     -----------     -----------
Total distributions                                      (0.22)          (0.26)          (0.36)          (0.44)          (0.48)
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                     $     12.47     $     12.55     $     12.57     $     12.54     $     12.31
                                                   ===========     ===========     ===========     ===========     ===========
Total return (b)                                          1.16%           1.92%           3.14%           5.55%           3.64%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $   123,176     $   120,941     $   116,307     $    87,919     $    93,774
   Average net assets (000 omitted)                $   123,457     $   119,346     $   102,743     $    94,322     $   106,683
   Ratio of expenses to average net assets                0.74%           0.76%           0.77%           0.73%           0.72%
   Ratio of net investment income to average
   net assets                                             1.80%           2.06%           2.83%           3.56%           3.91%
   Portfolio turnover rate                                 .68%            .47%            .38%            .93%            .65%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
38        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   ----------------------------------------------------------------------------
                                                                          DIVERSIFIED MUNICIPAL PORTFOLIO
                                                                                  MUNICIPAL CLASS
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                    9/30/04 (f)      9/30/03           9/30/02      9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     14.34     $     14.37     $      14.05    $      13.50    $     13.47
                                                   -----------     -----------     ------------    ------------    -----------
  Income from investment operations:
   Investment income, net                                 0.45            0.51             0.56            0.59           0.58
   Net realized and unrealized gain (loss) on
   investment transactions                               (0.07)          (0.03)            0.32            0.55           0.08
                                                   -----------     -----------     ------------    ------------    -----------
Total from investment operations                          0.38            0.48             0.88            1.14           0.66
                                                   -----------     -----------     ------------    ------------    -----------
  Less distributions:
   Dividends from taxable net investment income          (0.02)          (0.01)            0              (0.01)         (0.01)
   Dividends from tax-exempt net
   investment income                                     (0.43)          (0.50)           (0.56)          (0.58)         (0.57)
   Distributions from net realized gain on
   investment transactions                                0               0                0               0             (0.05)
                                                   -----------     -----------     ------------    ------------    -----------
Total distributions                                      (0.45)          (0.51)           (0.56)          (0.59)         (0.63)
                                                   -----------     -----------     ------------    ------------    -----------
Net asset value, end of period                     $     14.27     $     14.34     $      14.37    $      14.05    $     13.50
                                                   ===========     ===========     ============    ============    ===========
Total return (b)                                          2.73%           3.44%            6.42%           8.63%          5.04%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $ 2,509,749     $ 2,045,981     $  1,731,818    $  1,388,653    $ 1,205,781
   Average net assets (000 omitted)                $ 2,261,248     $ 1,844,104     $  1,532,681    $  1,277,970    $ 1,329,585
   Ratio of expenses to average net assets                0.61%           0.63%            0.64%           0.63%          0.63%
   Ratio of net investment income to average
   net assets                                             3.19%           3.58%            3.96%           4.30%          4.30%
   Portfolio turnover rate                                 .41%            .38%             .22%            .26%           .35%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   39

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------------
                                                                          CALIFORNIA MUNICIPAL PORTFOLIO
                                                                                 MUNICIPAL CLASS
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                    9/30/04 (f)      9/30/03           9/30/02      9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     14.46     $     14.59     $      14.23    $      13.81    $     13.69
                                                   -----------     -----------     ------------    ------------    -----------
  Income from investment operations:
   Investment income, net                                 0.43            0.47             0.51            0.57           0.57
   Net realized and unrealized gain (loss) on
   investment transactions                               (0.07)          (0.13)            0.36            0.42           0.16
                                                   -----------     -----------     ------------    ------------    -----------
Total from investment operations                          0.36            0.34             0.87            0.99           0.73
                                                   -----------     -----------     ------------    ------------    -----------
  Less distributions:
   Dividends from taxable net investment income          (0.02)          (0.03)               0           (0.04)         (0.02)
   Dividends from tax-exempt net investment income       (0.41)          (0.44)           (0.51)          (0.53)         (0.55)
   Distributions from net realized gain on
   investment transactions                               (0.01)           0                0               0             (0.04)
                                                   -----------     -----------     ------------    ------------    -----------
Total distributions                                      (0.44)          (0.47)           (0.51)          (0.57)         (0.61)
                                                   -----------     -----------     ------------    ------------    -----------
Net asset value, end of period                     $     14.38     $     14.46     $      14.59    $      14.23    $     13.81
                                                   ===========     ===========     ============    ============    ===========
Total return (b)                                          2.55%           2.40%            6.27%           7.33%          5.44%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)        $   843,206     $   685,360     $    597,222    $    491,194    $   450,744
    Average net assets (000 omitted)               $   752,372     $   625,249     $    541,454    $    460,729    $   524,573
    Ratio of expenses to average net assets               0.64%           0.66%            0.66%           0.65%          0.64%
    Ratio of net investment income to average
    net assets                                            3.01%           3.26%            3.57%           4.07%          4.15%
    Portfolio turnover rate                                .52%            .44%             .31%            .46%           .48%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
40        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   ----------------------------------------------------------------------------
                                                                           NEW YORK MUNICIPAL PORTFOLIO
                                                                                 MUNICIPAL CLASS
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                    9/30/04 (f)      9/30/03           9/30/02      9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     14.21     $     14.23     $      13.85    $      13.37    $     13.36
                                                   -----------     -----------     ------------    ------------    -----------
  Income from investment operations:
   Investment income, net                                 0.47            0.50             0.54            0.57           0.57
   Net realized and unrealized gain (loss) on
   investment transactions                               (0.10)          (0.02)            0.38            0.48           0.07
                                                   -----------     -----------     ------------    ------------    -----------
Total from investment operations                          0.37            0.48             0.92            1.05           0.64
                                                   -----------     -----------     ------------    ------------    -----------
  Less distributions:
   Dividends from taxable net investment income          (0.01)          (0.01)           (0.01)          (0.02)          0
   Dividends from tax-exempt net investment income       (0.46)          (0.49)           (0.53)          (0.55)         (0.57)
   Distributions from net realized gain on
   investment transactions                                0               0                0               0             (0.05)
   Distributions in excess of net realized
   gain on investment transactions
   due to timing differences                              0               0                0               0             (0.01)
                                                   -----------     -----------     ------------    ------------    -----------
Total distributions                                      (0.47)          (0.50)           (0.54)          (0.57)         (0.63)
                                                   -----------     -----------     ------------    ------------    -----------
Net asset value, end of period                     $     14.11     $     14.21     $      14.23    $      13.85    $     13.37
                                                   ===========     ===========     ============    ============    ===========
Total return (b)                                          2.63%           3.45%            6.83%           7.99%          4.93%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)          $ 1,121,213     $ 1,006,023     $    940,302    $    763,728    $   673,723
  Average net assets (000 omitted)                 $ 1,055,386     $   954,250     $    835,184    $    713,704    $   743,412
  Ratio of expenses to average net assets                 0.63%           0.65%            0.66%           0.64%          0.64%
  Ratio of net investment income to average
  net assets                                              3.31%           3.53%            3.89%           4.17%          4.33%
  Portfolio turnover rate                                  .39%            .29%             .37%            .29%           .33%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   41

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------------
                                                                          SHORT DURATION PLUS PORTFOLIO
                                                                            SHORT DURATION PLUS CLASS
                                                   ----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      9/30/04        9/30/03           9/30/02      9/30/01 (a)      9/30/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     12.84     $     12.78     $      12.69    $      12.25    $     12.33
                                                   -----------     -----------     ------------    ------------    -----------
  Income from investment operations:
   Investment income, net                                 0.30            0.37             0.50            0.68           0.72
   Net realized and unrealized gain (loss) on
   investment and futures transactions                   (0.12)           0.06             0.09            0.44          (0.08)
                                                   -----------     -----------     ------------    ------------    -----------
Total from investment operations                          0.18            0.43             0.59            1.12           0.64
                                                   -----------     -----------     ------------    ------------    -----------
  Less distributions:
   Dividends from taxable net investment income          (0.33)          (0.37)           (0.50)          (0.66)         (0.72)
   Distributions from net realized gain
   on investment transactions                            (0.02)           0                0               0              0
   Distributions in excess of net investment
   income due to timing differences                       0               0                0              (0.01)          0
   Distributions in excess of net realized
   gain on investment transactions
   due to timing differences                              0               0                0              (0.01)          0
                                                   -----------     -----------     ------------    ------------    -----------
Total distributions                                      (0.35)          (0.37)           (0.50)          (0.68)         (0.72)
                                                   -----------     -----------     ------------    ------------    -----------
Net asset value, end of period                     $     12.67     $     12.84     $      12.78    $      12.69    $     12.25
                                                   ===========     ===========     ============    ============    ===========
Total return (b)                                          1.37%           3.42%            4.78%           9.40%          5.37%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $   421,881     $   413,100     $    397,719    $    367,738    $   407,516
   Average net assets (000 omitted)                $   411,043     $   408,848     $    377,656    $    377,112    $   490,232
   Ratio of expenses to average net assets                0.70%           0.67%            0.67%           0.67%          0.66%
   Ratio of expenses to average net assets
   excluding interest expense                             0.68%           0.66%            0.67%           0.67%          0.66%
   Ratio of net investment income to average
   net assets                                             2.39%           2.89%            3.95%           5.48%          5.88%
   Portfolio turnover rate                                 359%            286%             226%            377%           194%

See Footnote Summary on page 43.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
42        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc., served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc., and became investment adviser for the Fund.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(c) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 2004, September 30, 2003, September 30, 2002, September 30, 2001, and September 30, 2000, without taking into account these transaction fees, would have been 40.22%, 53.28%, 10.35%, (24.37)% and (3.82)%, respectively.
(d) Commenced operations May 17, 2002.
(e) Prior to the commencement of operations, May 17, 2002, Alliance Capital redeemed 1,333 shares representing $16,666 of Intermediate Duration Institutional Portfolio and made a capital contribution of $16,666 into the Portfolio, adjusting the opening net asset value per share from $12.50 to $15.00.
(f) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income in the Statements of Operations. For the year ended September 30, 2004, the effect of this change was to increase net investment income and decrease net realized and unrealized gain (loss) on investment transaction per share by less than $0.01 for Short Duration Diversified, Short Duration California, Short Duration New York, Diversified Municipal, California Municipal and New York Municipal Class. The effect on the ratio of net investments income per share was as follows:

      Short Duration Diversified   .03%
      Short Duration California    .00%
      Short Duration New York      .01%
      Diversified Municipal Class  .01%
      California Municipal Class   .00%
      New York Municipal Class     .01%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   43

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements

NOTE 1. Organization and Significant Accounting Policies

            This report includes the financial statements of the Sanford C. Bernstein Fund, Inc. and the Sanford C. Bernstein Fund II, Inc. (the "Funds"). Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. are managed open-end registered investment companies, incorporated in Maryland on May 4, 1988 and February 7, 2002, respectively. Sanford C. Bernstein Fund, Inc., currently comprises 12 portfolios ("SCB Portfolios"), each with its own investment objectives. There are three international equity portfolios, Tax-Managed International, International and Emerging Markets Value; nine Fixed-income portfolios, Intermediate Duration, Short Duration Plus, U.S. Government Short Duration, Short Duration Diversified Municipal, Short Duration California Municipal, Short Duration New York Municipal, Diversified Municipal, California Municipal and New York Municipal.

            Effective February 1, 2002, each of the Diversified Municipal, California Municipal and New York Municipal Portfolios (collectively, Bernstein "Intermediate Municipal Portfolios") commenced offering of AllianceBernstein Intermediate Municipal Class A, Class B and Class C Shares (collectively, "Intermediate Municipal Retail Classes") in addition to the existing share class of the Intermediate Municipal Portfolios (each, a "Municipal Class"). Effective May 21, 2003, the Short Duration Plus Portfolio commenced offering of AllianceBernstein Short Duration Class A, Class B and Class C Shares (collectively, "Short Duration Retail Classes") in addition to the existing Short Duration Plus Class shares. Effective January 30, 2004, the Tax-Managed International and International Portfolios commenced distribution of AllianceBernstein Tax-Managed International and AllianceBernstein International Class A, Class B and Class C Shares (collectively, "International Retail Classes") in addition to the existing Tax-Managed International and International Class Shares, respectively. Effective February 17, 2004, the International and Short Duration Plus Portfolios commenced offering of Class R Shares. Collectively, the Intermediate Retail Classes, Short Duration Retail Classes and International Retail Classes are the "Retail Classes." The financial highlights of the Retail Classes are presented in separate financial reports. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. Sanford C. Bernstein Fund II, Inc., currently comprises one portfolio, the Intermediate Duration Institutional Portfolio (together with the SCB Portfolios, the "Portfolios"). Intermediate Duration Institutional Portfolio commenced offering on May 17, 2002, through an investment of securities received in an in-kind redemption in the amount of $149,411,702 from the Intermediate Duration Portfolio of the Sanford C. Bernstein Fund, Inc. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

      A.    Portfolio Valuation

            Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Funds' Boards of Directors.

            In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding


--------------------------------------------------------------------------------
44        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

            Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

      B.    Foreign Currency Translation

            The accounting records of the Funds are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., Eastern time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

            The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Funds do isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

            The Tax-Managed International Portfolio, International Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Intermediate Duration Institutional Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

      C.    Security Transactions and Related Investment Income

            Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   45

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

      D.    Futures Contracts

            Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

      E.    Written Options

            When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

      F.    Taxes

            Each of the Portfolios is treated as separate entities for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

      G.    Repurchase Agreements

            Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Funds' policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

      H.    Securities Transactions on a When-Issued or Delayed-Delivery Basis

            Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

      I.    Distribution of Income and Gains

            Net investment income of each Portfolio except the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year.


--------------------------------------------------------------------------------
46        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

            Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences -- permanent differences -- arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

            Permanent differences have no effect on net assets. The effect of such permanent differences on each Portfolio, due to reclassification of distributions, foreign currency gain (loss), paydown gain (loss), swap income (loss) and capital gain withholding tax is reflected as an adjustment to the components of capital as of September 30, 2004, as shown below:

                                                                                                     INCREASE (DECREASE)
                                                                                                       TO ACCUMULATED
                                                 INCREASE (DECREASE)     INCREASE (DECREASE)       NET REALIZED GAIN (LOSS)
                                                    TO ADDITIONAL       TO UNDISTRIBUTED NET       ON INVESTMENTS, FUTURES
                                                   PAID-IN CAPITAL    INVESTMENT INCOME (LOSS)      AND FOREIGN CURRENCIES
            ===============================================================================================================
            Tax-Managed International Value          $         0            $  5,570,272                $ (5,570,272)
            International                                      0               3,786,116                  (3,786,116)
            Emerging Markets Value                             0             (12,746,603)                 12,746,603
            Intermediate Duration                              0               2,213,384                  (2,213,384)
            U.S. Government Short Duration                     0                 270,057                    (270,057)
            Intermediate Duration Institutional                0                 438,868                    (438,868)
            Short Duration Diversified Municipal               0                 (69,097)                     69,097
            Short Duration California Municipal                0                    (143)                        143
            Short Duration New York Municipal                  0                  (8,571)                      8,571
            Diversified Municipal                              0                (250,240)                    250,240
            California Municipal                               0                 (41,396)                     41,396
            New York Municipal                                 0                 (84,480)                     84,480
            Short Duration Plus                                0                 970,358                    (970,358)

      J.    Income and Expenses

            All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Funds represented by the shares of such class. Class-specific expenses are borne by the respective class.

      K.    Portfolio Transaction Fee

            The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as a component of additional paid-in capital.

      L.    Securities Lending

            Each of the Portfolios may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Funds in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Funds. Cash collateral received is recorded as an

--------------------------------------------------------------------------------
                                                         2004 Annual Report   47

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

            asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 2004, the International Portfolio had securities on loan with a value of $557,145,558 and had received collateral of $585,247,194, of which $584,052,000 was cash collateral and $1,195,194 was collateral in the form of U.S. Government securities. The Tax-Managed International Portfolio and the International Portfolio earned $466,186 and $1,189,263, respectively, from securities lending transactions for the year ended September 30, 2004. The amount is reflected in the Statements of Operations as a component of interest income.

      M.    Interest Rate Swap Agreements

            The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. This amount is reflected in the statement of operations as a component of interest income.

            Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

            As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the Statements of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

      N.    Reverse Repurchase Agreements

            Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

            For the year ended September 30, 2004, the average amount of reverse repurchase agreements outstanding for the Short Duration Plus and U.S. Government Short Duration Portfolios was $25,058,665 and $4,921,867, respectively, and the daily weighted average interest rate was .89% and .89%, respectively.

      O.    Mortgage-Backed Dollar Rolls

            The Intermediate Duration Portfolio, the Intermediate Duration Institutional Portfolio, U.S. Government Short Duration Portfolio, and the Short Duration Plus Portfolio may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes based on the type of the mortgage-backed securities. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.

NOTE 2. Investment Management and Transactions with Affiliated Persons

      A.    Management Fee

            Under the Investment Management Agreement between the Funds and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of


--------------------------------------------------------------------------------
48        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Funds to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, based on the annual rate, for these services as follows:

                                                                                   AVERAGE DAILY NET ASSETS

                                                                              FIRST $1 BILLION         THEREAFTER
            ======================================================================================================
            Intermediate Duration, Short Duration Plus,
            U.S. Government Short Duration, Intermediate Duration
            Institutional, Diversified Municipal, California Municipal,
            and New York Municipal Portfolios                                       .500%                 .450%

            -------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE DAILY NET ASSETS

                                                                         FIRST          NEXT            NEXT
                                                                       $1 BILLION    $3 BILLION      $2 BILLION    THEREAFTER
            ===================================================================================================================
            Tax-Managed International and
            International Portfolios                                       1%           .900%           .875%         .850%

            -------------------------------------------------------------------------------------------------------------------

            Short Duration Diversified Municipal, Short Duration
            California Municipal, and Short Duration New York
            Municipal Portfolios                                                  .500% of the average daily net assets


            ------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE DAILY NET ASSETS

                                                                                  FIRST
                                                                                $1 BILLION             THEREAFTER
            ======================================================================================================
            Emerging Markets Value Portfolio                                      1.25%                  1.125%

            The Intermediate Duration Institutional Portfolio and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated March 22, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses in respect of the Portfolio for the current fiscal year, so that total operational expenses do not exceed the annual rate of 0.45% of average daily net assets of the Portfolio. Under the Agreement, which remains in effect until March 31, 2005, any waivers or reimbursements made by the Adviser are subject to repayment by the Portfolio by March 31, 2005, provided that repayment does not result in the Portfolio's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Portfolio's organization costs and initial offering expenses. For the year ended September 30, 2004, the aggregate amount of such fee waiver was $699,097.

      B.    Shareholder Servicing Fee; Transfer Agency Fee

            Under the Shareholder Servicing Agreement between the Sanford C. Bernstein Fund, Inc. and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios, and individual shareholders. The Shareholder Servicing Agreement does not apply to the Retail Classes and the Intermediate Duration Institutional Portfolio. Under the agreement, the fee paid by each Portfolio except the Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio to the Adviser for services is .10 of 1% of the average daily net assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio for services is .25 of 1% of the average daily net assets of each Portfolio during the month.

            Under a Transfer Agency Agreement between the Sanford C. Bernstein Fund, Inc., on behalf of the Retail Classes, and Alliance Global Investor Services, Inc. ("AGIS"), the Retail Classes compensate AGIS a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. For the year ended September 30, 2004, such compensation amounted to: Tax-Managed International, $138; International, $2,984; Diversified Municipal Portfolio, $67,837; California Municipal Portfolio, $18,886; New York Municipal Portfolio, $37,046; and Short Duration Plus


--------------------------------------------------------------------------------
                                                         2004 Annual Report   49

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

            Portfolio, $57,077, for the year ended September 30, 2004. During the period, AGIS agreed to waive a portion of its fees for such services for the Tax-Managed International Portfolio and the International Portfolio. Such waivers amounted to $11,862 and $9,016, respectively.

            For the year ended September 30, 2004, the expenses for the Retail Classes of the Diversified Municipal Portfolio, California Municipal Portfolio, New York Municipal Portfolio and Short Duration Plus Portfolio were reduced under an expense offset arrangement with AGIS by $12, $4, $9 and $12, respectively.

      C.    Distribution Arrangements -- the Funds Except the Retail Classes

            Under the Distribution Agreement between the Funds, on behalf of each Portfolio other than the Retail Classes, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 13 Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

      D.    Distribution Arrangements -- the Retail Classes Only

            The Retail Classes of the Tax-Managed International Portfolio and International Portfolio, the Intermediate Municipal Portfolios, and the Short Duration Plus Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each of the Retail Classes pays distribution services fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A Shares, 1% of the Class B and Class C Shares, and .50 of 1% of the Class R Shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Sanford C. Bernstein Fund, Inc., that it has incurred expenses in excess of the distribution costs reimbursed by each of the Retail Classes as follows:

                          TAX-MANAGED                         DIVERSIFIED       CALIFORNIA      NEW YORK       SHORT
                         INTERNATIONAL      INTERNATIONAL      MUNICIPAL         MUNICIPAL      MUNICIPAL    DURATION PLUS
            ==============================================================================================================
            Class B      $  50,785            $  46,213       $1,768,059         $888,801      $1,505,460      $626,199
            Class C        141,595              195,402          793,336          569,137         590,095       417,452

            Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and R Shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Shares.

      E.    Other Transactions with Affiliates

            Class A Shares of the Retail Classes are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B Shares of the Intermediate Municipal Portfolios and the Short Duration Plus Portfolio are currently sold with a contingent deferred sales charge that declines from 3% to zero depending on the period of time the shares are held. Class B Shares of the Tax-Managed International Portfolio and the International Portfolio are currently sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B Shares will automatically convert to Class A Shares six years after the end of the calendar month of purchase for the Intermediate Municipal Portfolios and the Short Duration Plus Portfolio and eight years after the end of the calendar month of purchase for the Tax-Managed International Portfolio and the International Portfolio. Class C Shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R Shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans.


--------------------------------------------------------------------------------
50        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            AllianceBernstein Investment Research and Management, Inc., has advised Sanford C. Bernstein Fund, Inc., that it has retained front-end sales charges from sales of Class A Shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B, and Class C Shares for the year ended September 30, 2004, as follows:

                                            FRONT-END        CONTINGENT DEFERRED SALES CHARGES
                                          SALES CHARGES     ----------------------------------
            PORTFOLIO                        CLASS A        CLASS A      CLASS B      CLASS C
            ==================================================================================
            Tax-Managed International        $  2,693       $      0     $     11     $  8,319
            International                       1,530              0           95          187
            Diversified Municipal              18,508         13,953      292,072       53,272
            California Municipal                5,418         10,779       77,140       37,658
            New York Municipal                  9,701         15,039      139,674       30,412
            Short Duration Plus                17,025         45,820      106,587       44,121

            For the year ended September 30, 2004, the Emerging Markets Value Portfolio paid brokerage commissions to Sanford C. Bernstein & Co., LLC, in the amount of $185,141, and the Tax-Managed International and International Portfolios paid commissions to Sanford C. Bernstein & Co., Ltd., in the amount of $469,669 and $258,859, respectively.

NOTE 3. Investment Security Transactions

      A.    Purchases and Sales

            For the period from October 1, 2003, through September 30, 2004, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                                       PURCHASES                            SALES
                                                     EXCLUDING U.S.     PURCHASES OF    EXCLUDING U.S.       SALES OF
                                                       GOVERNMENT     U.S. GOVERNMENT     GOVERNMENT     U.S. GOVERNMENT
                                                       SECURITIES       SECURITIES        SECURITIES        SECURITIES
            ============================================================================================================
            Tax-Managed International                $3,382,873,484   $             0   $2,907,116,077   $             0
            International                             1,837,951,161                 0    1,841,180,822                 0
            Emerging Markets Value                      597,600,849                 0      499,862,385                 0
            Intermediate Duration                     1,458,381,005    15,626,477,799    1,429,434,919    15,013,436,789
            U.S. Government Short Duration               10,285,690       360,869,877       11,620,719       371,043,465
            Intermediate Duration Institutional         305,843,258     3,315,544,662      285,597,858     3,165,634,595
            Short Duration Diversified Municipal        207,558,043                 0      196,340,280                 0
            Short Duration California Municipal          65,011,333                 0       65,763,668                 0
            Short Duration New York Municipal            89,260,475                 0       77,494,268                 0
            Diversified Municipal                     1,339,904,192                 0    1,043,774,673                 0
            California Municipal                        588,687,683                 0      432,782,458                 0
            New York Municipal                          578,637,826                 0      477,140,405                 0
            Short Duration Plus                         284,998,230     1,854,889,884      221,299,231     1,897,751,642

      B.    Distributions to Shareholders

            The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003, were as follows:

            TAX-MANAGED INTERNATIONAL                            2004                 2003
            =================================================================================
            Distributions paid from:
              Ordinary income                                 $61,238,586         $35,319,934
                                                              -----------         -----------
            Total distributions paid                          $61,238,586         $35,319,934
                                                              -----------         -----------


--------------------------------------------------------------------------------
                                                         2004 Annual Report   51

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

            INTERNATIONAL                              2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $18,338,621     $16,987,461
                                                    -----------     -----------
            Total distributions paid                $18,338,621     $16,987,461
                                                    -----------     -----------

            EMERGING MARKETS VALUE                     2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $ 9,586,370     $ 3,072,179
                                                    -----------     -----------
            Total distributions paid                $ 9,586,370     $ 3,072,179
                                                    -----------     -----------

            INTERMEDIATE DURATION                      2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $99,678,637     $79,859,897
                                                    -----------     -----------
            Total taxable distributions paid         99,678,637      79,859,897
            Return of capital                                 0               0
                                                    -----------     -----------
            Total distributions paid                $99,678,637     $79,859,897
                                                    -----------     -----------

            U.S. GOVERNMENT SHORT DURATION             2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $ 3,537,784     $ 4,005,212
               Net long-term capital gains                    0         502,438
                                                    -----------     -----------
            Total distributions paid                $ 3,537,784     $ 4,507,650
                                                    -----------     -----------

            INTERMEDIATE DURATION INSTITUTIONAL        2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $26,771,666     $16,139,301
               Net long-term capital gains            1,035,029               0
                                                    -----------     -----------
            Total distributions paid                $27,806,695     $16,139,301
                                                    -----------     -----------

            SHORT DURATION DIVERSIFIED MUNICIPAL       2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $   469,395     $   101,321
               Net long-term capital gains                    0         754,546
                                                    -----------     -----------
            Total taxable distributions paid            469,395         855,867
            Tax exempt distributions                  4,112,219       5,065,280
                                                    -----------     -----------
            Total distributions paid                $ 4,581,614     $ 5,921,147
                                                    -----------     -----------


--------------------------------------------------------------------------------
52        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            SHORT DURATION CALIFORNIA MUNICIPAL         2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $    44,614     $    43,186
                                                    -----------     -----------
            Total taxable distributions paid             44,614          43,186
            Tax exempt distributions                  1,182,918       1,387,621
                                                    -----------     -----------
            Total distributions paid                $ 1,227,532     $ 1,430,807
                                                    -----------     -----------

            SHORT DURATION NEW YORK MUNICIPAL           2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $    68,586     $     2,337
                                                    -----------     -----------
            Total taxable distributions paid             68,586           2,337
            Tax exempt distributions                  2,136,107       2,454,615
                                                    -----------     -----------
            Total distributions paid                $ 2,204,693     $ 2,456,952
                                                    -----------     -----------

            DIVERSIFIED MUNICIPAL                       2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $ 2,700,837     $ 1,659,562
                                                    -----------     -----------
            Total taxable distributions paid          2,700,837       1,659,562
            Tax exempt distributions                 77,360,866      72,698,440
                                                    -----------     -----------
            Total distributions paid                $80,061,703     $74,358,002
                                                    -----------     -----------

            CALIFORNIA MUNICIPAL                        2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $ 1,078,849     $ 1,308,514
               Net long-term capital gains              584,016               0
                                                    -----------     -----------
            Total taxable distributions paid          1,662,865       1,308,514
            Tax exempt distributions                 24,422,628      21,958,831
                                                    -----------     -----------
            Total distributions paid                $26,085,493     $23,267,345
                                                    -----------     -----------

            ====================================================================
            NEW YORK MUNICIPAL                          2004            2003
            Distributions paid from:
               Ordinary income                      $ 1,067,657     $ 1,072,760
                                                    -----------     -----------
            Total taxable distributions paid          1,067,657       1,072,760
            Tax exempt distributions                 38,705,448      36,668,935
                                                    -----------     -----------
            Total distributions paid                $39,773,105     $37,741,695
                                                    -----------     -----------

            SHORT DURATION PLUS                         2004            2003
            ====================================================================
            Distributions paid from:
               Ordinary income                      $14,180,368     $12,308,812
                                                    -----------     -----------
            Total taxable distributions paid         14,180,368      12,308,812
                                                    -----------     -----------
            Total distributions paid                $14,180,368     $12,308,812
                                                    -----------     -----------


--------------------------------------------------------------------------------
                                                         2004 Annual Report   53

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

            As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                                                      TOTAL
                                                                           ACCUMULATED           UNREALIZED        ACCUMULATED
                                                        ORDINARY        CAPITAL AND OTHER      APPRECIATION/        EARNINGS/
                                                         INCOME         GAINS (LOSSES) (b)    DEPRECIATION (c)    (DEFICIT) (d)
            ===================================================================================================================
            Tax-Managed International                  $38,227,531        $  63,656,558        $ 848,269,654      $ 950,153,743
            International                               19,074,986         (264,814,446)         338,252,600         92,513,140
            Emerging Markets Value                       2,438,796           36,575,086          401,550,142        440,564,024
            Intermediate Duration                          276,066            7,361,273           25,957,029         33,594,368
            U.S. Government Short Duration                 122,332                    0              (10,902)           111,430
            Intermediate Duration Institutional          1,236,931            2,316,118            5,057,826          8,610,875
            Short Duration Diversified Municipal           109,131                    0              465,387            574,518
            Short Duration California Municipal             14,558(a)                 0               78,656             93,214
            Short Duration New York Municipal               58,494(a)          (537,387)             392,927            (85,966)
            Diversified Municipal                        2,228,740(a)        (1,541,518)          87,412,075         88,099,297
            California Municipal                           980,126(a)           257,140           26,876,960         28,114,226
            New York Municipal                           1,078,171(a)        (2,213,952)          45,111,048         43,975,267
            Short Duration Plus                             70,030(a)           401,157              250,777            721,964

            (a)   Includes tax exempt income as shown below:

            ===================================================================
            Short Duration Diversified Municipal                     $  109,131
            Short Duration California Municipal                          13,396
            Short Duration New York Municipal                            56,750
            Diversified Municipal                                     2,134,429
            California Municipal                                        645,457
            New York Municipal                                        1,048,224

            (b) At September 30, 2004, the following Portfolios had capital loss carryforwards as shown below:

                                                   CAPITAL LOSS
                                                CARRYFORWARD AMOUNT   EXPIRATION
            ====================================================================
            International                           $264,814,446      9/30/2011
            Short Duration New York Municipal            468,094      9/30/2009
            Short Duration New York Municipal             69,293      9/30/2011
            Diversified Municipal                      1,541,518      9/30/2009
            New York Municipal                         2,213,952      9/30/2009


            (c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles, swap income (loss) accrual, and mark to market on forward contracts and passive foreign investment companies.

            (d) The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable and post-October loss deferrals.


--------------------------------------------------------------------------------
54        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            At September 30, 2004, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2004:

                                                  POST-OCTOBER CAPITAL    POST-OCTOBER FOREIGN
                                                      LOSS DEFERRAL      CURRENCY LOSS DEFERRAL
            ===================================================================================
            Emerging Markets Value                     $        0             $1,796,230
            Intermediate Duration                               0              1,783,604
            U.S. Government Short Duration                707,973                      0
            Intermediate Duration Institutional                 0                371,263
            Short Duration Diversified Municipal          221,538                      0
            Short Duration California Municipal            53,606                      0
            Short Duration Plus                         3,297,740                      0
            Diversified Municipal                       4,304,793                      0
            California Municipal                        2,568,624                      0
            New York Municipal                            687,711                      0
            -----------------------------------------------------------------------------------

            During the year ended September 30, 2004, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                     CAPITAL LOSS
                                                 CARRYFORWARD UTILIZED
            ==========================================================
            Tax-Managed International                 $143,459,959
            International                              154,572,481
            Emerging Markets Value                      95,888,132
            Intermediate Duration                       18,695,220
            Short Duration New York                        216,753
            Diversified Municipal                        2,335,757
            New York Municipal                           1,119,341
            ----------------------------------------------------------

NOTE 4. Risks Involved in Investing in the Portfolios

            Emerging Markets Value and International Portfolios -- Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

            In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

            Fixed Income Portfolios -- Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   55

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

            Concentration of Credit Risk -- The two California Municipal Portfolios and two New York Municipal Portfolios invest primarily in securities issued by the State of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

            Indemnification Risk -- In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

            Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Funds enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Funds' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

            The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Intermediate Duration Institutional Portfolio, Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6. Capital-Share Transactions

            As of September 30, 2004, the Sanford C. Bernstein Fund, Inc., has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which 7.9 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio of which 400 million is allocated to the Tax-Managed International Class Shares and 200 million to each of the three retail classes of shares; 600 million to the Intermediate Duration Portfolio; 1.4 billion to the International Portfolio of which 600 million is allocated to the International Class Shares and 200 million to each of the four retail classes of shares; 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes; 200 million each to the Emerging Markets Value Portfolio and the U.S. Government Short Duration Portfolio; 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes; 1 billion to the Short Duration Plus Portfolio, divided evenly into five classes; and 100 million each to the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio, and Short Duration New York Municipal Portfolio. The Sanford C. Bernstein Fund II, Inc., has authorized 200 million shares of common stock with par value $0.001 per share. Share transactions for each Portfolio for the years ended September 30, 2004 and September 30, 2003, were as follows:


--------------------------------------------------------------------------------
56        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     ---------------------------------------------------------------------
                                                                      TAX-MANAGED INTERNATIONAL PORTFOLIO
                                                     ---------------------------------------------------------------------

                                                     -----------------------------    ------------------------------------
                                                                 SHARES                              AMOUNT
                                                     -----------------------------    ------------------------------------

                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                       9/30/04           9/30/03           9/30/04              9/30/03
==========================================================================================================================
Tax-Managed International Class Shares
Shares sold                                           52,134,283       75,126,039     $ 1,019,883,754     $ 1,145,967,491
Shares issued to shareholders on
reinvestment of dividends                              2,890,030        2,225,055          54,534,862          31,640,286
Shares redeemed                                      (32,330,589)     (54,817,533)       (632,135,649)       (828,033,279)
                                                     -----------      -----------     ---------------     ---------------
Net increase                                          22,693,724       22,533,561         442,282,967         349,574,498
Beginning of period                                  203,163,791      180,630,230       3,220,018,078       2,870,443,580
                                                     -----------      -----------     ---------------     ---------------
End of period                                        225,857,515      203,163,791     $ 3,662,301,045     $ 3,220,018,078
                                                     ===========      ===========     ===============     ===============

==========================================================================================================================
Tax-Managed International Class A Shares (a)
Shares sold                                                6,981                      $      138,270
Shares redeemed                                             (474)                             (9,360)
                                                     -----------                      ---------------
Net increase                                               6,507                             128,910
Beginning of period                                            0                                   0
                                                     -----------                      ---------------
End of period                                              6,507                      $      128,910
                                                     ===========                      ===============

==========================================================================================================================
Tax-Managed International Class B Shares (a)
Shares sold                                                2,794                      $       55,653
Shares redeemed                                              (57)                             (1,123)
                                                     -----------                      ---------------
Net increase                                               2,737                              54,530
Beginning of period                                            0                                   0
                                                     -----------                      ---------------
End of period                                              2,737                      $       54,530
                                                     ===========                      ===============

==========================================================================================================================
Tax-Managed International Class C Shares (a)
Shares sold                                                8,280                      $      165,415
Shares redeemed                                              (97)                             (1,877)
                                                     -----------                      ---------------
Net increase                                               8,183                             163,538
Beginning of period                                            0                                   0
                                                     -----------                      ---------------
End of period                                              8,183                      $      163,538
                                                     ===========                      ===============

(a)   Class A, B, and C Shares commenced distribution on January 30, 2004.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   57

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

                                                     ---------------------------------------------------------------------
                                                                             INTERNATIONAL PORTFOLIO
                                                     ---------------------------------------------------------------------

                                                     -----------------------------    ------------------------------------
                                                                 SHARES                              AMOUNT
                                                     -----------------------------    ------------------------------------

                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                       9/30/04           9/30/03           9/30/04              9/30/03
==========================================================================================================================
International Class Shares
Shares sold                                           20,830,061       29,322,820     $    374,436,163    $    406,675,464
Shares issued to shareholders on
reinvestment of dividends                              1,022,862        1,249,126           17,787,574         16,226,135
Shares redeemed                                      (19,917,739)     (25,603,020)        (354,463,245)      (364,033,307)
                                                     -----------      -----------     ----------------    ---------------
Net increase                                           1,935,184        4,968,926           37,760,492         58,868,292
Beginning of period                                  113,738,511      108,769,585        2,060,955,291      2,002,086,999
                                                     -----------      -----------     ----------------    ---------------
End of period                                        115,673,695      113,738,511     $  2,098,715,783    $ 2,060,955,291
                                                     ===========      ===========     ===============     ===============

==========================================================================================================================
International Class A Shares (a)
Shares sold                                              181,016                      $     3,336,881
Shares redeemed                                          (15,813)                            (290,505)
                                                     -----------                      ---------------
Net increase                                             165,203                            3,046,376
Beginning of period                                            0                                    0
                                                     -----------                      ---------------
End of period                                            165,203                      $     3,046,376
                                                     ===========                      ===============

==========================================================================================================================
International Class B Shares (a)
Shares sold                                               53,641                      $       984,733
Shares redeemed                                           (5,304)                             (96,448)
                                                     -----------                      ---------------
Net increase                                              48,337                              888,285
Beginning of period                                            0                                    0
                                                     -----------                      ---------------
End of period                                             48,337                      $       888,285
                                                     ===========                      ===============

==========================================================================================================================
International Class C Shares (a)
Shares sold                                              250,874                      $     4,604,211
Shares redeemed                                           (3,198)                             (58,714)
                                                     -----------                      ---------------
Net increase                                             247,676                            4,545,497
Beginning of period                                            0                                    0
                                                     -----------                      ---------------
End of period                                            247,676                      $     4,545,497
                                                     ===========                      ===============

==========================================================================================================================
International Class R Shares (b)
Shares sold                                                  534                      $        10,100
Beginning of period                                            0                                    0
                                                     -----------                      ---------------
End of period                                                534                      $        10,100
                                                     ===========                      ===============

(a)   Class A, B, and C Shares commenced distribution on January 30, 2004.
(b)   Class R Shares commenced distribution on February 17, 2004.


--------------------------------------------------------------------------------
58        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     -----------------------------    -----------------------------
                                                                EMERGING                        INTERMEDIATE
                                                              MARKETS VALUE                       DURATION
                                                                PORTFOLIO                         PORTFOLIO
                                                     -----------------------------    -----------------------------

                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                       9/30/04           9/30/03           9/30/04       9/30/03
===================================================================================================================
Shares sold                                          10,871,494        8,956,677        61,026,683      45,689,675
Shares issued to shareholders
on reinvestment of dividends
and distributions                                       384,525          196,819         1,446,809       1,247,037
Shares redeemed                                      (7,328,884)      (4,018,608)      (28,567,549)    (32,638,966)
                                                     ----------       ----------       -----------     -----------
Net increase
in shares outstanding                                 3,927,135        5,134,888        33,905,943      14,297,746
Shares outstanding at
beginning of period                                  43,165,689       38,030,801       178,807,897     164,510,151
                                                     ----------       ----------       -----------     -----------
Shares outstanding at
end of period                                        47,092,824       43,165,689       212,713,840     178,807,897
                                                     ==========       ==========       ===========     ===========

                                                     -----------------------------    -----------------------------
                                                            U.S. GOVERNMENT                 INTERMEDIATE DURATION
                                                             SHORT DURATION                     INSTITUTIONAL
                                                               PORTFOLIO                          PORTFOLIO
                                                     -----------------------------    -----------------------------

                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                       9/30/04           9/30/03           9/30/04       9/30/03
===================================================================================================================
Shares sold                                           2,054,195        3,545,116       15,914,321      12,671,451
Shares issued to shareholders
on reinvestment of dividends
and distributions                                       188,809          242,544        1,023,015         602,234
Shares redeemed                                      (3,521,347)      (3,851,787)      (7,094,674)     (5,033,955)
                                                     ----------       ----------       -----------     -----------
Net increase (decrease)
in shares outstanding                                (1,278,343)         (64,127)       9,842,662       8,239,730
Shares outstanding at
beginning of period                                   8,657,795        8,721,922       29,505,702      21,265,972
                                                     ----------       ----------       -----------     -----------
Shares outstanding at
end of period                                         7,379,452        8,657,795       39,348,364      29,505,702
                                                     ==========       ==========       ===========     ===========


--------------------------------------------------------------------------------
                                                         2004 Annual Report   59

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

                                          ---------------------------    ----------------------------    --------------------------
                                                 SHORT DURATION                 SHORT DURATION                  SHORT DURATION
                                             DIVERSIFIED MUNICIPAL           CALIFORNIA MUNICIPAL             NEW YORK MUNICIPAL
                                                   PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                          ---------------------------    ----------------------------    --------------------------

                                           YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED       YEAR ENDED    YEAR ENDED
                                            9/30/04         9/30/03          9/30/04       9/30/03           9/30/04      9/30/03
===================================================================================================================================
Shares sold                                12,018,742     13,842,222       4,724,131       4,771,245       7,611,430      6,161,187
Shares issued to shareholders
on reinvestment of dividends
and distributions                             163,224        252,689          60,450          60,222          81,453         87,236
Shares redeemed                           (10,456,901)   (11,378,472)     (5,386,518)     (4,415,190)     (7,446,664)    (5,864,823)
                                          -----------    -----------      ----------      ----------      ----------     ----------
Net increase (decrease)
in shares outstanding                       1,725,065      2,716,439        (601,937)        416,277         246,219        383,600
Shares outstanding at
beginning of period                        18,406,825     15,690,386       6,300,004       5,883,727       9,633,497      9,249,897
                                          -----------    -----------      ----------      ----------      ----------     ----------
Shares outstanding at
end of period                              20,131,890     18,406,825       5,698,067       6,300,004       9,879,716      9,633,497
                                          ===========    ===========      ==========      ==========      ==========     ==========


--------------------------------------------------------------------------------
60        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     ---------------------------------------------------------------------
                                                                         DIVERSIFIED MUNICIPAL PORTFOLIO
                                                     ---------------------------------------------------------------------

                                                     -----------------------------    ------------------------------------
                                                                 SHARES                              AMOUNT
                                                     -----------------------------    ------------------------------------

                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                       9/30/04           9/30/03           9/30/04              9/30/03
==========================================================================================================================
Municipal Class
Shares sold                                            56,402,771     45,827,077     $   803,722,850      $   652,336,992

Shares issued to shareholders on
reinvestment of dividends                                 996,289      1,007,006          14,194,124           14,337,817
Shares redeemed                                       (24,148,120)   (24,691,187)       (343,673,316)        (351,569,651)
                                                      -----------    -----------     ---------------      ---------------
Net increase                                           33,250,940     22,142,896         474,243,658          315,105,158
Beginning of period                                   142,661,941    120,519,045       1,955,483,332        1,640,378,174
                                                      -----------    -----------     ---------------      ---------------
End of period                                         175,912,881    142,661,941     $ 2,429,726,990      $ 1,955,483,332
                                                      ===========    ===========     ===============      ===============

==========================================================================================================================
Intermediate Municipal Class A Shares
Shares sold                                             2,791,398     10,166,055     $    39,770,226      $   145,026,646
Shares issued to shareholders on
reinvestment of dividends                                 156,489        167,702           2,232,359            2,390,535
Shares converted from Class B                              40,949         21,475             585,547              305,385
Shares redeemed                                        (5,661,852)    (6,243,391)        (80,491,325)         (88,536,960)
                                                      -----------    -----------     ---------------      ---------------
Net increase (decrease)                                (2,673,016)     4,111,841         (37,903,193)          59,185,606
Beginning of period                                     9,812,988      5,701,147         139,356,112           80,170,506
                                                      -----------    -----------     ---------------      ---------------
End of period                                           7,139,972      9,812,988     $   101,452,919      $   139,356,112
                                                      ===========    ===========     ===============      ===============

==========================================================================================================================
Intermediate Municipal Class B Shares
Shares sold                                               869,273      5,805,688     $    12,394,497      $    82,692,928
Shares issued to shareholders on
reinvestment of dividends                                  97,407         91,215           1,388,562            1,300,441
Shares converted to Class A                               (40,951)       (21,475)           (585,547)            (305,385)
Shares redeemed                                        (2,258,595)    (1,506,890)        (32,100,577)         (21,435,134)
                                                      -----------    -----------     ---------------      ---------------
Net increase (decrease)                                (1,332,866)     4,368,538         (18,903,065)          62,252,850
Beginning of period                                     8,063,138      3,694,600         114,221,384           51,968,534
                                                      -----------    -----------     ---------------      ---------------
End of period                                           6,730,272      8,063,138     $    95,318,319      $   114,221,384
                                                      ===========    ===========     ===============      ===============

==========================================================================================================================
Intermediate Municipal Class C Shares
Shares sold                                             1,383,803      6,210,766     $    19,746,954      $    88,602,109
Shares issued to shareholders on
reinvestment of dividends                                  81,839         74,861           1,166,777            1,067,110
Shares redeemed                                        (3,026,407)    (2,035,098)        (43,006,747)         (28,883,715)
                                                      -----------    -----------     ---------------      ---------------
Net increase (decrease)                                (1,560,765)     4,250,529         (22,093,016)          60,785,504
Beginning of period                                     7,827,535      3,577,006         111,156,439           50,370,935
                                                      -----------    -----------     ---------------      ---------------
End of period                                           6,266,770      7,827,535     $    89,063,423      $   111,156,439
                                                      ===========    ===========     ===============      ===============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   61

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

                                                     ------------------------------------------------------------------
                                                                         CALIFORNIA MUNICIPAL PORTFOLIO
                                                     ------------------------------------------------------------------

                                                     -----------------------------    ---------------------------------
                                                                 SHARES                              AMOUNT
                                                     -----------------------------    ---------------------------------

                                                      YEAR ENDED      YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                       9/30/04         9/30/03           9/30/04             9/30/03
=======================================================================================================================
Municipal Class
Shares sold                                           19,362,604     15,993,308       $ 278,229,856       $ 230,456,346
Shares issued to shareholders on
reinvestment of dividends and distributions              380,194        311,153           5,464,063           4,480,766
Shares redeemed                                       (8,521,055)    (9,847,269)       (122,550,941)       (141,767,035)
                                                      ----------     ----------       -------------       -------------
Net increase                                          11,221,743      6,457,192         161,142,978          93,170,077
Beginning of period                                   47,396,613     40,939,421         657,270,405         564,100,328
                                                      ----------     ----------       -------------       -------------
End of period                                         58,618,356     47,396,613       $ 818,413,383       $ 657,270,405
                                                      ==========     ==========       =============       =============

=======================================================================================================================
Intermediate Municipal Class A Shares
Shares sold                                            1,601,314      2,785,231       $  22,992,722       $  40,254,137
Shares issued to shareholders on
reinvestment of dividends and distributions               62,048         61,879             892,517             891,976
Shares converted from Class B                             42,663          2,405             616,038              34,786
Shares redeemed                                       (2,739,651)    (1,537,746)        (39,262,227)        (22,122,903)
                                                      ----------     ----------       -------------       -------------
Net increase (decrease)                               (1,033,626)     1,311,769         (14,760,950)         19,057,996
Beginning of period                                    3,704,838      2,393,069          53,199,229          34,141,233
                                                      ----------     ----------       -------------       -------------
End of period                                          2,671,212      3,704,838       $  38,438,279       $  53,199,229
                                                      ==========     ==========       =============       =============

=======================================================================================================================
Intermediate Municipal Class B Shares
Shares sold                                              413,439      1,920,658       $   5,912,975       $  27,675,631
Shares issued to shareholders on
reinvestment of dividends and distributions               42,707         34,676             613,905             499,871
Shares converted to Class A                              (42,664)        (2,406)           (616,038)            (34,786)
Shares redeemed                                         (690,338)      (473,721)         (9,878,652)         (6,793,430)
                                                      ----------     ----------       -------------       -------------
Net increase (decrease)                                 (276,856)     1,479,207          (3,967,810)         21,347,286
Beginning of period                                    2,760,031      1,280,824          39,617,938          18,270,652
                                                      ----------     ----------       -------------       -------------
End of period                                          2,483,175      2,760,031       $  35,650,128       $  39,617,938
                                                      ==========     ==========       =============       =============

=======================================================================================================================
Intermediate Municipal Class C Shares
Shares sold                                              458,392      2,580,810       $   6,601,771       $  37,238,022
Shares issued to shareholders on
reinvestment of dividends and distributions               43,617         41,795             627,058             602,322
Shares redeemed                                       (1,541,591)      (787,462)        (22,079,682)        (11,314,352)
                                                      ----------     ----------       -------------       -------------
Net increase (decrease)                               (1,039,582)     1,835,143         (14,850,853)         26,525,992
Beginning of period                                    3,463,052      1,627,909          49,723,939          23,197,947
                                                      ----------     ----------       -------------       -------------
End of period                                          2,423,470      3,463,052       $  34,873,086       $  49,723,939
                                                      ==========     ==========       =============       =============


--------------------------------------------------------------------------------
62        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     ------------------------------------------------------------------
                                                                         NEW YORK MUNICIPAL PORTFOLIO
                                                     ------------------------------------------------------------------

                                                     -----------------------------    ---------------------------------
                                                                 SHARES                              AMOUNT
                                                     -----------------------------    ---------------------------------

                                                      YEAR ENDED      YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                       9/30/04         9/30/03           9/30/04             9/30/03
=======================================================================================================================
Municipal Class
Shares sold                                            21,638,209     17,541,261      $   305,291,848     $ 247,638,231
Shares issued to shareholders on
reinvestment of dividends                                 689,237        722,407            9,719,528        10,190,157
Shares redeemed                                       (13,656,099)   (13,559,281)        (192,281,514)     (191,147,522)
                                                      -----------    -----------      ---------------     -------------
Net increase                                            8,671,347      4,704,387          122,729,862        66,680,866
Beginning of period                                    70,782,299     66,077,912          956,689,419       890,008,553
                                                      -----------    -----------      ---------------     -------------
End of period                                          79,453,646     70,782,299      $ 1,079,419,281     $ 956,689,419
                                                      ===========    ===========      ===============     =============

=======================================================================================================================
Intermediate Municipal Class A Shares
Shares sold                                             1,615,750      4,772,614      $    22,800,191     $  67,433,941
Shares issued to shareholders on
reinvestment of dividends                                  94,136         90,478            1,327,825         1,276,666
Shares converted from Class B                              37,929         13,121              535,934           185,945
Shares redeemed                                        (3,428,933)    (1,933,812)         (48,289,760)      (27,187,705)
                                                      -----------    -----------      ---------------     -------------
Net increase (decrease)                                (1,681,118)     2,942,401          (23,625,810)       41,708,847
Beginning of period                                     5,526,922      2,584,521           77,587,151        35,878,304
                                                      -----------    -----------      ---------------     -------------
End of period                                           3,845,804      5,526,922      $    53,961,341     $  77,587,151
                                                      ===========    ===========      ===============     =============

=======================================================================================================================
Intermediate Municipal Class B Shares
Shares sold                                               671,588      3,262,222      $     9,478,863     $  46,059,262
Shares issued to shareholders on
reinvestment of dividends                                  74,192         57,631            1,045,533           812,702
Shares converted to Class A                               (37,911)       (13,130)            (535,934)         (185,945)
Shares redeemed                                        (1,012,852)      (679,364)         (14,209,122)       (9,549,437)
                                                      -----------    -----------      ---------------     -------------
Net increase (decrease)                                  (304,983)     2,627,359           (4,220,660)       37,136,582
Beginning of period                                     4,430,225      1,802,866           62,187,763        25,051,181
                                                      -----------    -----------      ---------------     -------------
End of period                                           4,125,242      4,430,225      $    57,967,103     $  62,187,763
                                                      ===========    ===========      ===============     =============

=======================================================================================================================
Intermediate Municipal Class C Shares
Shares sold                                               966,957      3,705,738      $    13,668,253     $  52,418,616
Shares issued to shareholders on
reinvestment of dividends                                  47,599         33,551              671,429           473,560
Shares redeemed                                        (1,585,393)      (663,668)         (22,243,635)       (9,332,023)
                                                      -----------    -----------      ---------------     -------------
Net increase (decrease)                                  (570,837)     3,075,621           (7,903,953)       43,560,153
Beginning of period                                     4,330,138      1,254,517           61,002,048        17,441,895
                                                      -----------    -----------      ---------------     -------------
End of period                                           3,759,301      4,330,138      $    53,098,095     $  61,002,048
                                                      ===========    ===========      ===============     =============


--------------------------------------------------------------------------------
                                                         2004 Annual Report   63

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

                                                     ------------------------------------------------------------------
                                                                         SHORT DURATION PLUS PORTFOLIO
                                                     ------------------------------------------------------------------

                                                     -----------------------------    ---------------------------------
                                                                 SHARES                              AMOUNT
                                                     -----------------------------    ---------------------------------

                                                      YEAR ENDED      YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                       9/30/04         9/30/03           9/30/04             9/30/03
=======================================================================================================================
Short Duration Plus Class
Shares sold                                            13,779,853     13,975,661       $ 175,398,530      $ 178,895,875
Shares issued to shareholders on
reinvestment of dividends and distributions               354,625        390,519           4,518,277          4,996,888
Shares redeemed                                       (12,999,054)   (13,306,518)       (165,694,224)      (170,299,304)
                                                      -----------    -----------       -------------      -------------
Net increase                                            1,135,424      1,059,662          14,222,583         13,593,459
Beginning of period                                    32,170,964     31,111,302         408,375,038        394,781,579
                                                      -----------    -----------       -------------      -------------
End of period                                          33,306,388     32,170,964       $ 422,597,621      $ 408,375,038
                                                      ===========    ===========       =============      =============

=======================================================================================================================
Short Duration Class A Shares (a)
Shares sold                                             4,016,683      8,246,525       $  51,202,933      $ 105,874,668
Shares issued to shareholders on
reinvestment of dividends and distributions               117,905         20,660           1,502,975            264,422
Shares converted from Class B                              30,110          6,479             381,919             78,387
Shares redeemed                                        (6,692,833)    (1,104,552)        (85,093,395)       (14,132,073)
                                                      -----------    -----------       -------------      -------------
Net increase (decrease)                                (2,528,135)     7,169,112         (32,005,568)        92,085,404
Beginning of period                                     7,169,112              0          92,085,404                  0
                                                      -----------    -----------       -------------      -------------
End of period                                           4,640,977      7,169,112       $  60,079,836      $  92,085,404
                                                      ===========    ===========       =============      =============

=======================================================================================================================
Short Duration Class B Shares (a)
Shares sold                                             2,184,212      2,825,884       $  27,779,246      $  36,226,574
Shares issued to shareholders on
reinvestment of dividends and distributions                36,545          3,459             465,440             44,252
Shares converted to Class A                               (30,122)        (6,608)           (381,919)           (78,387)
Shares redeemed                                        (1,366,618)      (150,645)        (17,378,283)        (1,932,900)
                                                      -----------    -----------       -------------      -------------
Net increase                                              824,017      2,672,090          10,484,484         34,259,539
Beginning of period                                     2,672,090              0          34,259,539                  0
                                                      -----------    -----------       -------------      -------------
End of period                                           3,496,107      2,672,090       $  44,744,023      $  34,259,539
                                                      ===========    ===========       =============      =============

=======================================================================================================================
Short Duration Class C Shares (a)
Shares Sold                                             1,887,697      2,667,163       $  24,025,648      $  34,206,363
Shares issued to shareholders on
reinvestment of dividends and distributions                31,272          3,481             398,349             44,536
Shares redeemed                                        (1,358,186)      (105,254)        (17,258,694)        (1,343,939)
                                                      -----------    -----------       -------------      -------------
Net increase                                              560,783      2,565,390           7,165,303         32,906,960
Beginning of period                                     2,565,390              0          32,906,960                  0
                                                      -----------    -----------       -------------      -------------
End of period                                           3,126,173      2,565,390       $  40,072,263      $  32,906,960
                                                      ===========    ===========       =============      =============

=======================================================================================================================
Short Duration Class R Shares (b)
Shares sold                                                   779                      $      10,000
Beginning of period                                             0                                  0
                                                      -----------                      -------------
End of period                                                 779                      $      10,000
                                                      ===========                      =============

(a) Short Duration Class A, B, and C Shares commenced distribution on May 21, 2003.

(b)   Class R Shares commenced distribution on February 17, 2004.


--------------------------------------------------------------------------------
64        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

NOTE 7. Line of Credit

            The Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the year ended September 30, 2004.

            A number of open-end mutual funds managed by the Adviser, including the Sanford C. Bernstein Fund II, Inc., participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the Statements of Operations. The Portfolio did not utilize the Facility during the year ended September 30, 2004.

NOTE 8. Legal Proceedings

            As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

            On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

            (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationship described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

            (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; however, the Portfolios did not have their fees reduced; and

            (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Funds, will introduce governance and compliance changes.

            A special committee of the Alliance Capital's Board of Directors, comprised of the members of the Alliance Capital's Audit Committee and the other independent member of the Alliance Capital's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

            In addition, the Independent Directors of Sanford C. Bernstein Fund, Inc., and Sanford C. Bernstein Fund, Inc. II ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel.

            On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance


--------------------------------------------------------------------------------
                                                         2004 Annual Report   65

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

            Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

            Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Funds as defendants. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judical Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

            As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

            The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

            On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

            Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

            It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
66        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

NOTE 9. Subsequent Events

            On October 27, 2004, the Board of Directors of Sanford C. Bernstein Fund, Inc. approved an amendment to the Investment Management Agreement between the Fund and the Adviser revising the fees payable by the Fund, on behalf of each Portfolio, to the Adviser, as set forth below:

                                                          ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO

            PORTFOLIO                                       FIRST                        NEXT
                                                         $250 MILLION                $500 MILLION               THEREAFTER
            ==============================================================================================================
              Short Duration California Municipal;
              Short Duration Diversified Municipal;
              Short Duration New York Municipal;
              U.S. Government Short Duration;
              Short Duration Plus Portfolio                  0.50%                        0.45%                    0.40%

                                                            FIRST                        NEXT
                                                          $1 BILLION                  $2 BILLION                THEREAFTER
            ==============================================================================================================
              New York Municipal;
              California Municipal Portfolio;
              Diversified Municipal Portfolio;
              Intermediate Duration Portfolio;               0.50%                        0.45%                     0.40%

                                                            FIRST            NEXT                    NEXT
                                                          $1 BILLION      $3 BILLION              $2 BILLION       THEREAFTER
            ==============================================================================================================
              Tax-Managed International;
              International                                  1.00%           0.90%                   0.85%            0.75%

                                                            FIRST                        NEXT
                                                          $1 BILLION                  $1 BILLION                THEREAFTER
            ==============================================================================================================
              Emerging Markets Value                        1.25%                        1.125%                     1.00%


--------------------------------------------------------------------------------
                                                         2004 Annual Report   66

================================================================================
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
Notes to Financial Statements (continued)

Tax Information
(Unaudited)

            In order to meet certain requirements of the Internal Revenue Code we are advising you that the following capital gain distribution, during the fiscal year ended September 30, 2004, is subject to the maximum tax rate of 15%.

                                                               LONG-TERM CAPITAL
                                                               GAIN DISTRIBUTION
            ====================================================================
            Intermediate Duration Institutional                    $1,035,029
            California Municipal                                   $  584,016

            For the fiscal year ended September 30, 2004, the Tax-Managed International, International and Emerging Markets Value Portfolios, designate a maximum amount of $83,617,496, $16,643,171 and $21,876,390, respectively, as qualified dividend income, which is taxed at a maximum rate of 15%.

            In addition, the Funds intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to their shareholders. The total amounts of foreign taxes that may be passed through to the shareholders for the fiscal year ended September 30, 2004 were $10,059,041, $1,765,757 and $16,061,625 for
            Tax-Managed International, International and Emerging Markets Value, respectively. The foreign sources of income for information reporting purposes, were $88,926,868, $19,882,712 and $100,208,397 for Tax-Managed International, International and Emerging Markets Value, respectively.

            In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" as a percentage of total dividends paid during the fiscal year ended September 30, 2004.

                                                       EXEMPT-INTEREST DIVIDENDS
                                                           AS A PERCENTAGE
                                                          OF TOTAL DIVIDENDS
            ====================================================================
            Short Duration Diversified                          96.40%
            Short Duration California                           96.37
            Short Duration New York                             96.89
            Diversified Municipal                               96.63
            California Municipal                                95.77
            New York Municipal                                  97.32

            As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2004 calendar year on Form 1099-DIV, which will be mailed by January 31, 2005.


--------------------------------------------------------------------------------
68        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      Roger Hertog
      Director and President
      Vice Chairman and Director,
      Alliance Capital Management Corporation ("ACMC")*

      Rosalie J. Wolf**
      Director and Chairman
      Managing Partner,
      Botanica Capital Partners LLC

      Irwin Engelman**
      Director
      Consultant

      William Kristol**
      Director
      Editor, The Weekly Standard

      Thomas B. Stiles II**
      Director
      President, Cedar Lawn Corporation

      Philip L. Kirstein
      Senior Vice President and
      Independent Compliance Officer

      Mark D. Gersten
      Treasurer and Chief Financial Officer
      Senior Vice President,
      Alliance Global Investor Services, Inc. ("AGIS") and Vice President of AllianceBernstein Investment
      Research and Management, Inc. ("ABIRM")

      Mark R. Manley
      Secretary
      Senior Vice President, Deputy General Counsel and
      Chief Compliance Officer of ACMC

================================================================================
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      300 Madison Avenue
      New York, New York 10017

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Shearman & Sterling
      599 Lexington Avenue
      New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Alliance Capital Management L.P.
      1345 Avenue of the Americas
      New York, New York 10105


*ACMC, ABIRM and AGIS are affiliates of Alliance Capital Management L.P.

**Member of the Audit Committee.

--------------------------------------------------------------------------------
                                                         2004 Annual Report   69

================================================================================
Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS' INFORMATION
--------------------------------------------------------------------------------

Name, Address, Date of Birth        Principal Occupation                            Portfolios in Complex     Other Directorships
   (Year of Election)                During Past 5 Years                                  By Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*

    Roger Hertog,+,              Vice Chairman and Director -- Alliance Capital                12                      None
    1345 Avenue                  Management Corporation ("ACMC"), the
    of the Americas,             General Partner of Alliance Capital Management
    New York, NY                 L.P. ("Alliance") since 2000; prior thereto,
    10105 11/4/41 (1988)         President, Chief Operating Officer and Director --
                                 Sanford C. Bernstein & Co., Inc. ("Bernstein")
                                 since prior to 1999.

DISINTERESTED DIRECTORS*

    Irwin Engelman, ++           Business Consultant; Director of WellGen Inc.,                12              WellGen Inc.; Baruch
    936 Fifth Avenue,            Baruch College Fund; Long Wharf Theater;                                       College Fund; Long
    New York, NY                 National Corporate Theater Fund; Temple Sharay                                   Wharf Theater;
    10021 5/19/34 (2000)         Tefila and New Plan Excel Realty Trust. Formerly                                    National
                                 he was Executive Vice President and Chief                                       Corporate Theater
                                 Financial Officer -- YouthStream Media                                            Fund; Temple
                                 Networks; Vice Chairman and Chief Administrative                                 Sharay Tefila;
                                 Officer of Revlon, Inc. and Executive Vice                                       New Plan Excel
                                 President and Chief Financial Officer of                                          Realty Trust
                                 MacAndrews & Forbes Holdings, Inc. since
                                 prior to 1999.

    William Kristol,++           Editor, The Weekly                                            12                       None
    1150 17th Street NW,         Standard since prior to 1999.
    5th Floor, Washington,
    DC 20036 12/23/52 (1994)

    Thomas B. Stiles II,++       President -- Cedar Lawn Corporation (cemetery).               12                   Laguna Beach
    87 Monarch Bay Drive,        Formerly Managing Director, Senior Portfolio                                        Art Museum;
    Monarch Beach, CA            Manager and Director of Investment Strategy                                         Cedar Lawn
    92629 10/4/40 (2003)         of Smith Barney Asset Management from                                               Corporation
                                 1997 until his retirement in 1999. Prior
                                 thereto, Chairman and Chief Executive Officer of
                                 Greenwich Street Advisors from 1988 -- 1997 and
                                 Executive Vice President and Director of E.F.
                                 Hutton Group from 1982 -- 1987. He is also a
                                 Director of the Laguna Beach Art Museum and
                                 Cedar Lawn Corporation.


--------------------------------------------------------------------------------
70        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc.

Name, Address, Date of Birth        Principal Occupation                            Portfolios in Complex     Other Directorships
   (Year of Election)                During Past 5 Years                                  By Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS* (continued)

    Rosalie J. Wolf,++           Managing Partner, Botanica Capital Partner LLC.               12                   TIAA-CREF;
    110 E. 59th Street,          From January 2001 through 2003, she was a                                       North European Oil
    Suite 2100                   Managing Director at Offit Hall Capital                                           Royalty Trust
    New York, NY                 Management LLC. She is a Trustee of  TIAA-CREFF
    10022 5/8/41 (2000)          and of North European Oil Royalty Trust. From
    Chairman of the Board        1994 -- 2000 she was Treasurer and Chief
                                 Investment Officer -- The Rockefeller
                                 Foundation. Earlier she held financial executive
                                 positions with International Paper Company,
                                 Bankers Trust, and Mobil Oil Corporation.

*There is no stated term of office for the Directors.

+Mr. Hertog is an "interested person" as defined in the 1940 Act, because of his affiliation with Alliance.

++Member of the Audit Committee and the Governance and Nominating Committee.


================================================================================
OFFICERS' INFORMATION
--------------------------------------------------------------------------------

                                             Principal Position(s)             Principal Occupation
Name, Address* and Date of Birth                 Held with Fund                 During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Roger Hertog, 11/4/41                    President                        See biography under Directors'
                                                                          Information.

Philip L. Kirstein, 5/29/45              Senior Vice President            Senior Vice President, Independent
                                         and Independent Compliance       Compliance Officer-Mutual Funds of
                                         Officer                          ACMC with which he has been
                                                                          associated since October 2004. Prior
                                                                          thereto, he was Counsel of Kirkpatrick
                                                                          and Lockhart, LLP from 2003 to
                                                                          October 2004, and General Counsel
                                                                          and First Vice President of Merrill
                                                                          Lynch Investment Managers since
                                                                          prior to 1999.

Mark R. Manley, 10/23/62                 Secretary                        Senior Vice President, Deputy
                                                                          General Counsel and Chief
                                                                          Compliance Officer of ACMC,+ with
                                                                          which he has been associated since
                                                                          prior to 1999.

Mark D. Gersten, 10/4/50                 Treasurer and Chief              Senior Vice President of AGIS
                                         Financial Officer                and a Vice President of ABIRM,
                                                                          with which he has been associated
                                                                          since prior to 1999.

*The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

+ACMC, ABIRM and AGIS are affiliates of the Fund.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   71

================================================================================
Sanford C. Bernstein Fund II, Inc.

================================================================================
DIRECTORS
--------------------------------------------------------------------------------

    William H. Foulk, Jr.*
    Chairman

    Marc O. Mayer
    President

    Ruth Block*

    David H. Dievler*

    John H. Dobkin*

    Donald J. Robinson*

================================================================================
OFFICERS
--------------------------------------------------------------------------------

    Philip L. Kirstein
    Senior Vice President,
    Independent Compliance Officer

    Matthew D. W. Bloom
    Vice President

    Jeffrey S. Phlegar
    Vice President

    Mark D. Gersten
    Treasurer and Chief Financial Officer

    Vincent S. Noto
    Controller

    Mark R. Manley
    Secretary

================================================================================
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

    PricewaterhouseCoopers LLP
    300 Madison Avenue
    New York, New York 10017

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

    Shearman & Sterling
    599 Lexington Avenue
    New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

    Alliance Capital Management L.P.
    1345 Avenue of the Americas
    New York, New York 10105


*Member of the Audit Committee


--------------------------------------------------------------------------------
72        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund II, Inc. (continued)

================================================================================
DIRECTORS' INFORMATION
--------------------------------------------------------------------------------

Name, Address, Date of Birth        Principal Occupation                            Portfolios in Complex     Other Directorships
   (Year of Election*)               During Past 5 Years                                  By Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

    Marc O. Mayer,++             Executive Vice President of ACMC since 2001;                  66                     None
    1345 Avenue                  prior thereto, Chief Executive Officer of
    of the Americas,             Sanford C. Bernstein & Co., LLC and its
    New York, NY 10105           predecessor since prior to 1999.
    10/2/57 (2003)

DISINTERESTED DIRECTORS

    William H. Foulk, Jr.,+      Investment Adviser and Independent Consultant.                113                    None
    2 Soundview Drive,           Formerly Senior Manager of Barrett Associates,
    Suite 100,                   Inc., a registered investment adviser, with which
    Greenwich, CT 06830          he had been associated since prior to 1999.
    9/7/32 (2002)                Formerly Deputy Comptroller and Chief
    Chairman of the Board        Investment Officer of the State of  New York
                                 and, prior thereto, Chief Investment Officer of
                                 the New York Bank for Savings.

    Ruth Block,+,**              Formerly an Executive Vice President and                      94                     None
    500 SE Mizner Blvd.,         Chief Insurance Officer of the Equitable
    Boca Raton, FL 33432         Life Assurance Society of the United States;
    11/7/30 (2002)               Chairman and Chief Executive Officer of Evlico;
                                 Director of Avon, BP (oil and gas), Ecolab
                                 Incorporated (specialty chemicals), Tandem
                                 Financial Group and Donaldson, Lufkin & Jenrette
                                 Securities Corporation; former Governor at
                                 Large, National Association of Securities
                                 Dealers, Inc.

    David H. Dievler,+           Independent Consultant. Until December                        100                    None
    P.O. Box 167,                1994, Senior Vice President of Alliance
    Spring Lake, NJ 07762        Capital Management Corporation ("ACMC")
    10/23/29 (2002)              responsible for mutual fund administration.
                                 Prior to joining ACMC in 1984, Chief Financial
                                 Officer of Eberstadt Asset Management since
                                 1968. Prior to that Senior Manager at Price
                                 Waterhouse & Co.; member of the American
                                 Institute of Certified Public Accountants since
                                 1953.


--------------------------------------------------------------------------------
                                                         2004 Annual Report   73

================================================================================
Sanford C. Bernstein Fund II, Inc.

Name, Address, Date of Birth        Principal Occupation                            Portfolios in Complex     Other Directorships
   (Year of Election*)               During Past 5 Years                                  By Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS (continued)

    John H. Dobkin,+             Consultant. Formerly President of Save Venice,              96                       None
    P.O. Box 12,                 Inc. (preservation organization) from 2001 -- 2002;
    Annandale, NY 12504          Senior Adviser from June 1999 to June 2000 and
    2/19/42 (2002)               President of Historic Hudson Valley (historic
                                 preservation) from December 1989 --
                                 May 1999. Previously, Director of
                                 the National Academy of Design and
                                 during 1988 -- 1992, Director and
                                 Chairman of the Audit Committee of
                                 ACMC.

    Donald J. Robinson,+         Senior Counsel to the law firm of Orrick,                   95                       None
    98 Hell's Peak Road,         Herrington & Sutcliffe LLP since prior to 1999.
    Weston, VT 05161             Formerly a senior partner and a member of the
    8/24/34 (2002)               Executive Committee of that firm. He was also
                                 a member and Chairman of the
                                 Municipal Securities Rulemaking
                                 Board and a Trustee of the Museum of
                                 the City of New York.

*     There is no stated term of office for the Fund's Directors.
** Ms. Block was as "interested person", as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Lift Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.
+     Member of the Audit Committee and Governance and Nominating Committee.
++ Mr. Mayer is an "interested person," as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
74        Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund II, Inc.

OFFICERS' INFORMATION

                                             Principal Position(s)             Principal Occupation
Name, Address* and Date of Birth                 Held with Fund                 During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 10/2/57                   President and Chief              See biography above.
                                         Executive Officer

Philip L. Kirstein, 5/29/45              Senior Vice President            Senior Vice President and Independent
                                         and Independent Compliance       Compliance Officer-Mutual Funds of ACMC
                                         Officer                          with which he has been associated since
                                                                          October 2004. Prior thereto, he was
                                                                          Counsel of Kirkpatrick & Lockhart, LLP
                                                                          from 2003 to October 2004, and General
                                                                          Counsel and First Vice President of
                                                                          Merrill Lynch Investment Manager since
                                                                          prior to 1999.

Matthew D.W. Bloom, 7/15/56              Vice President                   Senior Vice President of ACMC,+ with
                                                                          which he has been associated since
                                                                          prior to 1999.

Jeffrey S. Phlegar, 6/28/66              Vice President                   Executive Vice President of ACMC,+ with
                                                                          which he has been associated since prior
                                                                          to 1999.

Mark R. Manley, 10/23/62                 Secretary                        Executive Vice President, Deputy General
                                                                          Counsel and Chief Compliance Officer of
                                                                          ACMC, with which he has been associated
                                                                          since prior to 1999.

Mark D. Gersten, 10/4/50                 Treasurer and Chief              Senior Vice President of Alliance
                                         Financial Officer                Global Investor Services, Inc. ("AGIS")+
                                                                          and Vice President of AllianceBernstein
                                                                          Investment Research and Management, Inc.
                                                                          ("ABIRM"),+ with which he has been
                                                                          associated since prior to1999.

Vincent S. Noto, 12/14/64                Controller                       Vice President of AGIS,+ with which he
                                                                          has been associated since prior to 1999.

+ACMC, ABIRM and AGIS are affiliates of the Fund


--------------------------------------------------------------------------------
                                                         2004 Annual Report   75

                      This page intentionally left blank.

                      This page intentionally left blank.

                        SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.

                                  Distributor

                        SANFORD C. BERNSTEIN FUND, INC.
                       SANFORD C. BERNSTEIN FUND II, INC.
                1345 Avenue iof the Americas, New York, NY 10105
                                 (212) 756-4097


                                                                     SAMFANN0904

                        Sanford C. Bernstein Fund, Inc.
                       Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------
                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Schedule of Investments
To the Annual Report
For the Taxable Bond
Portfolios

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------
U.S. Government Short Duration
--------------------------------------------------------------------------------
Intermediate Duration Institutional

--------------------------------------------------------------------------------
     Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.
             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Boards of Directors and Shareholders of Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Intermediate Duration Portfolio, Short Duration Plus Portfolio, and U.S. Government Short Duration Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc.) and the Intermediate Duration Institutional Portfolio (constituting Sanford C. Bernstein Fund II, Inc.) (hereafter, collectively referred to as the "Funds") at September 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, except for the financial highlights of the Short Duration Retail Classes of the Short Duration Plus Portfolio, which are presented in a separate financial report, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


New York, New York
November 19, 2004

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                        Intermediate Duration Portfolio
                               September 30, 2004
--------------------------------------------------------------------------------
Principal Amount                Description                       Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   41.41%
--------------------------------------------------------------------------------
U.S. Treasury Bill: 41.03%
$  1,175,000,000    1.52%, 12/23/2004                           $ 1,170,415,979
                    (Note A, p. 11)
                                                                ---------------
Total U.S. Treasury Bill (Cost $1,170,415,979)                    1,170,415,979
                                                                ---------------
Repurchase Agreement: 0.38%
      11,000,000    State Street Bank & Trust Co.,                   11,000,000
                    Repurchase Agreement, Dated
                    09/30/04, 1.67%, maturing
                    10/01/04 for $11,000,510,
                    collateralized by $11,205,000
                    FNMA, 1.875%, due 02/15/05,
                    value $11,220,754
                                                                ---------------
Total Repurchase Agreement
(Cost $11,000,000)                                                   11,000,000
                                                                ---------------
Total Short-Term Investments
(Cost $1,181,415,979)                                             1,181,415,979
                                                                ---------------
================================================================================
U.S. TREASURY NOTES:                                                       9.08%
--------------------------------------------------------------------------------
     120,340,000    2.50%, 09/30/2006                               120,081,269
                    (Note A, p. 11)
     138,230,000    3.50%, 08/15/2009                               139,066,983
                    (Note A, p. 11)
                                                                ---------------
Total U.S. Treasury Notes (Cost $259,062,150)                       259,148,252
                                                                ---------------
================================================================================
U.S. TREASURY BONDS:                                                       0.61%
--------------------------------------------------------------------------------
      10,000,000    8.75%, 05/15/2017                                14,108,980
                    (Note A, p. 11)
       3,135,000    5.375%, 02/15/2031                                3,358,369
                    (Note A, p. 11)
                                                                ---------------
Total U.S. Treasury Bonds (Cost $16,570,737)                         17,467,349
                                                                ---------------
================================================================================
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS:                              7.23%
--------------------------------------------------------------------------------
      65,960,000    Federal National Mortgage                        66,185,583
                    Association,
                    3.25%, 06/28/2006,
                    Callable 06/28/2005 @ 100.00
                    (Note A, p. 11)
      35,220,000    Federal Home Loan Mortgage Corp.,                35,413,710
                    3.75%, 08/03/2007,
                    Callable 08/03/2004 @100.00
                    (Note A, p. 11)
      55,365,000    Federal National Mortgage                        55,168,454
                    Association,
                    3.41%, 08/30/2007,
                    Callable 09/01/2005 @ 100.00
                    (Note A, p. 11)
      26,250,000    Federal Home Loan Banks                          26,251,680
                    3.75%, 08/18/2009
                    (Note A, p. 11)
      23,170,000    Federal National Mortgage                        23,084,642
                    Association,
                    4.625%, 10/15/2014
                    (Note A, p. 11)
                                                                ---------------
Total U.S. Government Sponsored Agency
Obligations (Cost $205,987,938)                                     206,104,069
                                                                ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      1.14%
--------------------------------------------------------------------------------
      19,740,092    Federal National Mortgage                        20,079,424
                    Association, Series 2003-92
                    Class BR, 5.00%, 04/25/2014
                    (Note A, p. 11)
       4,681,983    Deutsche Mortgage Securities                      4,681,983
                    Inc., Series 2004-4 Class 1A,
                    2.05%, 04/25/2034,
                    (Notes A & B, p. 11)
       7,783,661    Washington Mutual, Series                         7,783,661
                    2004-AR10 Class A2C,
                    2.01%, 07/25/2044
                    (Notes A & B, p. 11)
                                                                ---------------
Total Collateralized Mortgage Obligations
(Cost $32,931,898)                                                   32,545,068
                                                                ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   41.08%
--------------------------------------------------------------------------------
       2,521,349    Federal National Mortgage                         2,645,611
                    Association Pool #545296,
                    6.00%, 11/01/2016
                    (Note A, p. 11)
       8,929,786    Federal National Mortgage                         9,353,951
                    Association Pool #631365,
                    6.00%, 02/01/2017
                    (Note A, p. 11)
      99,710,000    Federal National Mortgage                        99,336,087
                    Association Pool TBA,
                    4.50%, 10/25/2019
                    (Note C, p. 11)
      91,270,000    Federal National Mortgage                        94,293,319
                    Association Pool TBA,
                    5.50%, 10/25/2019
                    (Note C, p. 11)
               9    Federal Home Loan Mortgage                               10
                    Corp. Pool #C80297,
                    8.50%, 05/01/2025
                    (Note A, p. 11)


* See Note 1, page 42 in Notes to Financial Statements.


                         Schedule of Investments -- Taxable Bond Portfolios    1

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$        221,944    Federal National Mortgage                   $       233,806
                    Association Pool #333044,
                    6.50%, 01/01/2026
                    (Note A, p. 11)
          35,426    Federal National Mortgage                            37,320
                    Association Pool #313097,
                    6.50%, 05/01/2026
                    (Note A, p. 11)
           3,848    Government National Mortgage                          4,235
                    Association Pool #442121,
                    8.50%, 11/15/2026
                    (Note A, p. 11)
           6,212    Government National Mortgage                          6,641
                    Association Pool #780651,
                    7.00%, 10/15/2027
                    (Note A, p. 11)
       1,689,827    Federal National Mortgage                         1,778,084
                    Association Pool #313954,
                    6.50%, 01/01/2028
                    (Note A, p. 11)
         366,949    Federal National Mortgage                           385,825
                    Association Pool #412590,
                    6.50%, 02/01/2028
                    (Note A, p. 11)
           3,545    Federal National Mortgage                             3,727
                    Association Pool #407377,
                    6.50%, 05/01/2028
                    (Note A, p. 11)
           6,452    Federal National Mortgage                             6,785
                    Association Pool #429079,
                    6.50%, 07/01/2028
                    (Note A, p. 11)
           4,812    Federal National Mortgage                             5,059
                    Association Pool #433290,
                    6.50%, 07/01/2028
                    (Note A, p. 11)
           2,201    Federal National Mortgage                             2,314
                    Association Pool #436842,
                    6.50%, 07/01/2028
                    (Note A, p. 11)
           2,786    Federal National Mortgage                             2,930
                    Association Pool #426591,
                    6.50%, 08/01/2028
                    (Note A, p. 11)
           3,035    Federal National Mortgage                             3,191
                    Association Pool #434908,
                    6.50%, 09/01/2028
                    (Note A, p. 11)
           3,061    Federal National Mortgage                             3,219
                    Association Pool #323380,
                    6.50%, 10/01/2028
                    (Note A, p. 11)
           2,499    Federal National Mortgage                             2,627
                    Association Pool #442516,
                    6.50%, 10/01/2028
                    (Note A, p. 11)
           4,555    Federal National Mortgage                             4,792
                    Association Pool #450697,
                    6.50%, 10/01/2028
                    (Note A, p. 11)
           2,478    Federal National Mortgage                             2,605
                    Association Pool #323427,
                    6.50%, 11/01/2028
                    (Note A, p. 11)
           3,127    Federal National Mortgage                             3,288
                    Association Pool #451813,
                    6.50%, 11/01/2028
                    (Note A, p. 11)
         105,903    Federal National Mortgage                           111,351
                    Association Pool #442847,
                    6.50%, 12/01/2028
                    (Note A, p. 11)
         524,093    Federal National Mortgage                           551,052
                    Association Pool #252212,
                    6.50%, 01/01/2029
                    (Note A, p. 11)
       2,119,631    Federal National Mortgage                         2,228,662
                    Association Pool #323621,
                    6.50%, 01/01/2029
                    (Note A, p. 11)
          85,482    Federal National Mortgage                            89,879
                    Association Pool #453108,
                    6.50%, 01/01/2029
                    (Note A, p. 11)
          35,101    Federal National Mortgage                            36,888
                    Association Pool #455686,
                    6.50%, 01/01/2029
                    (Note A, p. 11)
         422,445    Federal National Mortgage                           444,175
                    Association Pool #481624,
                    6.50%, 01/01/2029
                    (Note A, p. 11)
           2,710    Federal National Mortgage                             2,848
                    Association Pool #459634,
                    6.50%, 02/01/2029
                    (Note A, p. 11)
          43,862    Federal National Mortgage                            46,095
                    Association Pool #485793,
                    6.50%, 02/01/2029
                    (Note A, p. 11)
           4,369    Federal National Mortgage                             4,591
                    Association Pool #484720,
                    6.50%, 03/01/2029
                    (Note A, p. 11)
          29,882    Federal National Mortgage                            31,403
                    Association Pool #484733,
                    6.50%, 03/01/2029
                    (Note A, p. 11)
           3,049    Federal National Mortgage                             3,206
                    Association Pool #489287,
                    6.50%, 03/01/2029
                    (Note A, p. 11)


2    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$         26,173    Federal National Mortgage                   $        27,505
                    Association Pool #490466,
                    6.50%, 03/01/2029
                    (Note A, p. 11)
          21,794    Federal National Mortgage                            22,903
                    Association Pool #491193,
                    6.50%, 03/01/2029
                    (Note A, p. 11)
           4,560    Federal National Mortgage                             4,792
                    Association Pool #491672,
                    6.50%, 03/01/2029
                    (Note A, p. 11)
         403,654    Federal National Mortgage                           424,418
                    Association Pool #323979,
                    6.50%, 04/01/2029
                    (Note A, p. 11)
           3,068    Federal National Mortgage                             3,224
                    Association Pool #493940,
                    6.50%, 04/01/2029
                    (Note A, p. 11)
           4,506    Federal National Mortgage                             4,735
                    Association Pool #494356,
                    6.50%, 04/01/2029
                    (Note A, p. 11)
          41,323    Federal National Mortgage                            43,427
                    Association Pool #489500,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
           3,661    Federal National Mortgage                             3,848
                    Association Pool #495046,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
         816,333    Federal National Mortgage                           857,882
                    Association Pool #500265,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
           5,281    Federal National Mortgage                             5,549
                    Association Pool #500441,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
          37,946    Federal National Mortgage                            39,877
                    Association Pool #500745,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
          69,640    Federal National Mortgage                            73,184
                    Association Pool #501305,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
           4,315    Federal National Mortgage                             4,534
                    Association Pool #501448,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
           3,775    Federal National Mortgage                             3,967
                    Association Pool #504076,
                    6.50%, 06/01/2029
                    (Note A, p. 11)
           3,393    Federal National Mortgage                             3,565
                    Association Pool #489847,
                    6.50%, 07/01/2029
                    (Note A, p. 11)
         136,289    Federal National Mortgage                           143,226
                    Association Pool #504732,
                    6.50%, 07/01/2029
                    (Note A, p. 11)
         121,490    Federal National Mortgage                           127,673
                    Association Pool #505508,
                    6.50%, 07/01/2029
                    (Note A, p. 11)
          94,687    Federal National Mortgage                            99,506
                    Association Pool #508584,
                    6.50%, 08/01/2029
                    (Note A, p. 11)
           5,043    Federal National Mortgage                             5,300
                    Association Pool #252715,
                    6.50%, 09/01/2029
                    (Note A, p. 11)
         311,701    Federal National Mortgage                           327,566
                    Association Pool #510359,
                    6.50%, 09/01/2029
                    (Note A, p. 11)
           2,581    Federal National Mortgage                             2,712
                    Association Pool #520067,
                    6.50%, 11/01/2029
                    (Note A, p. 11)
         131,945    Federal National Mortgage                           138,661
                    Association Pool #527245,
                    6.50%, 11/01/2029
                    (Note A, p. 11)
         130,536    Federal National Mortgage                           137,019
                    Association Pool #642082,
                    6.50%, 05/01/2032
                    (Note A, p. 11)
         388,497    Federal National Mortgage                           407,792
                    Association Pool #650996,
                    6.50%, 07/01/2032
                    (Note A, p. 11)
         129,955    Federal National Mortgage                           136,409
                    Association Pool #651749,
                    6.50%, 08/01/2032
                    (Note A, p. 11)
         425,511    Federal National Mortgage                           446,645
                    Association Pool #653591,
                    6.50%, 08/01/2032
                    (Note A, p. 11)
         237,924    Federal National Mortgage                           249,741
                    Association Pool #655121,
                    6.50%, 09/01/2032
                    (Note A, p. 11)
          30,510    Federal National Mortgage                            32,025
                    Association Pool #658979,
                    6.50%, 09/01/2032
                    (Note A, p. 11)


                         Schedule of Investments -- Taxable Bond Portfolios    3

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$        870,067    Federal National Mortgage                   $       913,281
                    Association Pool #659534,
                    6.50%, 09/01/2032
                    (Note A, p. 11)
         908,351    Federal National Mortgage                           953,466
                    Association Pool #659080,
                    6.50%, 10/01/2032
                    (Note A, p. 11)
         655,903    Federal National Mortgage                           688,480
                    Association Pool #667021,
                    6.50%, 11/01/2032
                    (Note A, p. 11)
         406,136    Federal National Mortgage                           426,308
                    Association Pool #673978,
                    6.50%, 12/01/2032
                    (Note A, p. 11)
         560,699    Federal National Mortgage                           588,547
                    Association Pool #677849,
                    6.50%, 12/01/2032
                    (Note A, p. 11)
         210,101    Federal National Mortgage                           220,571
                    Association Pool #695022,
                    6.50%, 02/01/2033
                    (Note A, p. 11)
         474,710    Federal National Mortgage                           498,367
                    Association Pool #695153,
                    6.50%, 03/01/2033
                    (Note A, p. 11)
         743,345    Federal National Mortgage                           780,389
                    Association Pool #746307,
                    6.50%, 10/01/2033
                    (Note A, p. 11)
      54,568,789    Federal National Mortgage                        54,134,165
                    Association Pool #725231,
                    5.00%, 02/01/2034
                    (Note A, p. 11)
      55,175,000    Government National Mortgage                     54,864,640
                    Association Pool TBA,
                    5.00%, 10/15/2034
                    (Note C, p. 11)
      34,960,000    Federal Home Loan Mortgage                       36,096,200
                    Corp. Pool TBA,
                    6.00%, 10/15/2034
                    (Note C, p. 11)
      24,305,000    Government National Mortgage                     25,186,056
                    Association Pool TBA,
                    6.00%, 10/15/2034
                    (Note C, p. 11)
     109,045,000    Federal National Mortgage                       107,886,397
                    Association Pool TBA,
                    5.00%, 10/25/2034
                    (Note C, p. 11)
     215,945,000    Federal National Mortgage                       226,472,319
                    Association Pool TBA,
                    6.50%, 10/25/2034
                    (Note C, p. 11)
     158,615,000    Federal National Mortgage                       160,696,822
                    Association Pool TBA,
                    5.50%, 10/25/2034
                    (Note C, p. 11)
     277,575,000    Federal National Mortgage                       285,988,854
                    Association Pool TBA,
                    6.00%, 11/25/2034
                    (Note C, p. 11)
                                                                ---------------
Total Mortgage Pass-Throughs
(Cost $1,172,112,923)                                             1,171,838,123
                                                                ---------------
================================================================================
AEROSPACE/DEFENSE:                                                         0.07%
--------------------------------------------------------------------------------
       1,865,000    Boeing Capital Corp., Senior                      1,944,511
                    Note, 4.75%, 08/25/2008
                    (Note A, p. 11)
                                                                ---------------
Total Aerospace/Defense (Cost $1,862,510)                             1,944,511
                                                                ---------------
================================================================================
AUTOMOTIVE:                                                                0.91%
--------------------------------------------------------------------------------
       4,884,000    General Motors Acceptance Corp.,                  4,978,828
                    5.625%, 05/15/2009
                    (Note A, p. 11)
         244,000    TRW Automotive, Senior                              290,360
                    Subordinated Note,
                    11.00%, 02/15/2013,
                    Callable 02/15/2008 @ 105.50
                    (Note A, p. 11)
       2,805,000    Ford Motor Co.,                                   2,465,362
                    6.375%, 02/01/2029
                    (Note A, p. 11)
       7,525,000    Ford Motor Co.,                                   7,378,488
                    7.45%, 07/16/2031
                    (Note A, p. 11)
      10,275,000    General Motors Corp.,                            10,909,707
                    8.375%, 07/15/2033
                    (Note A, p. 11)
                                                                ---------------
Total Automotive (Cost $25,985,128)                                  26,022,745
                                                                ---------------
================================================================================
BANKING:                                                                   2.15%
--------------------------------------------------------------------------------
      17,520,000    Mizuho Financial Group Ltd.                      18,954,555
                    (Cayman),
                    8.375%, 04/27/2009
                    (Note A, p. 11)
       4,770,000    Suntrust Bank,                                    4,769,046
                    1.91%, 06/02/2009
                    (Notes A & B, p. 11)
       8,595,000    JP Morgan Chase & Co.,                            9,669,856
                    6.75%, 02/01/2011
                    (Note A, p. 11)
       6,000,000    Barclays Bank plc, Rule 144A,                     6,981,924
                    7.375%, 12/15/2011
                    (Notes A, B & D, p. 11)
       1,145,000    Bank of America Corp., Senior                     1,265,700
                    Note, 6.25%, 04/15/2012
                    (Note A, p. 11)


4    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$      1,500,000    Capital One Bank, Subordinated              $     1,640,289
                    Note, 6.50%, 06/13/2013
                    (Note A, p. 11)
       8,005,000    RBS Capital Trust I,                              7,742,636
                    4.709%, 12/29/2049,
                    Callable 07/01/2013 @ 100.00
                    (Notes A & B, p. 11)
       2,551,000    Mizuho Financial Group Ltd.,                      2,631,941
                    Rule 144A, 5.79%, 04/15/2014
                    (Notes A & D, p. 11)
       7,490,000    RBS Capital Trust III,                            7,595,010
                    5.512%, 09/29/2049,
                    Callable 09/30/2014 @ 100.00
                    (Notes A & B, p. 11)
                                                                ---------------
Total Banking (Cost $58,531,209)                                     61,250,957
                                                                ---------------
================================================================================
BROADCASTING/MEDIA:                                                        1.09%
--------------------------------------------------------------------------------
       3,485,000    WPP Finance Corp., Rule 144A,                     3,571,382
                    5.875%, 06/15/2014
                    (Notes A & D, p. 11)
      11,760,000    Time Warner Entertainment Co.,                   14,064,772
                    Senior Debenture,
                    8.375%, 03/15/2023
                    (Note A, p. 11)
       6,280,000    AOL Time Warner Inc.,                             7,302,365
                    7.70%, 05/01/2032
                    (Note A, p. 11)
       5,895,000    News America Holdings,                            6,242,593
                    6.55%, 03/15/2033
                    (Note A, p. 11)
                                                                ---------------
Total Broadcasting/Media (Cost $30,810,963)                          31,181,112
                                                                ---------------
================================================================================
BUILDING/REAL ESTATE:                                                      0.04%
--------------------------------------------------------------------------------
       1,065,000    LNR Property Corp., Senior                        1,160,850
                    Subordinated Note,
                    7.25%, 10/15/2013,
                    Callable 10/15/2008 @ 103.62
                    (Note A, p. 11)
                                                                ---------------
Total Building/Real Estate (Cost $1,065,000)                          1,160,850
                                                                ---------------
================================================================================
CABLE:  0.66%
--------------------------------------------------------------------------------
       1,815,000    British Sky Broadcasting Group plc,               2,005,896
                    6.875%, 02/23/2009
                    (Note A, p. 11)
         710,000    Insight Midwest LP, Senior                          741,950
                    Note, 9.75%, 10/01/2009,
                    Callable 10/01/2004 @ 104.88
                    (Note A, p. 11)
       2,730,000    Charter Communications                            2,723,175
                    Operating LLC, Senior Note,
                    Rule 144A, 8.00%, 04/30/2012
                    (Notes A & D, p. 11)
       4,620,000    Cox Communications Inc.,                          4,260,245
                    4.625%, 06/01/2013
                    (Note A, p. 11)
       8,405,000    Comcast Corp., Class A,                           9,220,672
                    7.05%, 03/15/2033
                    (Note A, p. 11)
                                                                ---------------
Total Cable (Cost $18,629,855)                                       18,951,938
                                                                ---------------
================================================================================
CHEMICALS:                                                                 0.03%
--------------------------------------------------------------------------------
         855,000    Resolution Performance                              882,788
                    Products, Senior Note,
                    9.50%, 04/15/2010,
                    Callable 04/15/2006 @ 104.75
                    (Note A, p. 11)
                                                                ---------------
Total Chemicals (Cost $880,138)                                         882,788
                                                                ---------------
================================================================================
COMMUNICATIONS:                                                            2.31%
--------------------------------------------------------------------------------
       5,595,000    Telus Corp.,                                      6,135,236
                    7.50%, 06/01/2007
                    (Note A, p. 11)
      11,555,000    Telecom Italia Capital Corp.,                    11,467,610
                    Rule 144A, 4.00%, 01/15/2010
                    (Notes A & D, p. 11)
       3,250,000    Koninklijke (Royal) KPN NV,                       3,864,812
                    Senior Unsubordinated Note,
                    8.00%, 10/01/2010
                    (Note A, p. 11)
       1,230,000    SBC Communications Inc.,                          1,314,907
                    5.875%, 08/15/2012
                    (Note A, p. 11)
      13,095,000    Verizon Global Funding Corp.,                    15,291,752
                    7.375%, 09/01/2012
                    (Note A, p. 11)
       1,110,000    SBC Communications Inc.,                          1,134,345
                    5.625%, 06/15/2016
                    (Note A, p. 11)
       7,500,000    Sprint Capital Corp.                              7,866,697
                    6.875%, 11/15/2028
                    (Note A, p. 11)
       2,610,000    Deutsche Telekom International                    3,373,629
                    Finance BV,
                    8.75%, 06/15/2030
                    (Note A, p. 11)
      12,175,000    Sprint Capital Corp.                             15,452,400
                    8.75%, 03/15/2032
                    (Note A, p. 11)
                                                                ---------------
Total Communications (Cost $63,229,109)                              65,901,388
                                                                ---------------
================================================================================
COMMUNICATIONS -- FIXED:                                                   0.17%
--------------------------------------------------------------------------------
       3,710,000    British Telecommunications plc,                   4,873,842
                    8.875%, 12/15/2030
                    (Note A, p. 11)
                                                                ---------------
Total Communications -- Fixed
(Cost $4,791,618)                                                     4,873,842
                                                                ---------------


                         Schedule of Investments -- Taxable Bond Portfolios    5

================================================================================
Principal Amount                Description                       Market Value
================================================================================
COMMUNICATIONS -- MOBILE:                                                  0.67%
--------------------------------------------------------------------------------
$        940,000    American Cellular Corp.,                    $       761,400
                    Senior Note,
                    10.00%, 08/01/2011,
                    Callable 08/01/2007 @ 105
                    (Note A, p. 11)
       2,805,000    Rural Cellular Corp., Rule                        2,854,088
                    144A, 8.25%, 03/15/2012,
                    Callable 3/15/08 @ 104.12
                    (Notes A & D, p. 11)
       1,380,000    PanAmSat Corp., Rule 144A,                        1,435,200
                    9.00%, 08/15/2014,
                    Callable 08/15/2009 @ 104.50
                    (Notes A & D, p. 11)
       2,315,000    Nextel Communications Inc.,                       2,488,625
                    Senior Note,
                    7.375%, 08/01/2015,
                    Callable 08/01/2008 @ 103.69
                    (Note A, p. 11)
       8,790,000    AT&T Wireless Services Inc.,                     11,541,542
                    Senior Note,
                    8.75%, 03/01/2031,
                    (Note A, p. 11)
                                                                ---------------
Total Communications -- Mobile
(Cost $17,903,259)                                                   19,080,855
                                                                ---------------
================================================================================
CONGLOMERATE/MISCELLANEOUS:                                                0.28%
--------------------------------------------------------------------------------
       7,700,000    Hutchison Whampoa                                 7,979,387
                    International Ltd., Rule 144A,
                    7.45%, 11/24/2033
                    (Notes A & D, p. 11)
                                                                ---------------
Total Conglomerate/Miscellaneous
(Cost $7,669,245)                                                     7,979,387
                                                                ---------------
================================================================================
CONSUMER MANUFACTURING:                                                    0.25%
--------------------------------------------------------------------------------
       2,800,000    Fortune Brands Inc.                               2,789,758
                    2.875%, 12/01/2006
                    (Note A, p. 11)
       2,860,000    Broder Brothers, Senior Note,                     2,860,000
                    11.25%, 10/15/2010,
                    Callable 10/15/2007 @ 105.62
                    (Note A, p. 11)
       1,405,000    Jostens IH Corp., Rule 144A,                     1,412,025
                    7.625%, 10/01/2012,
                    Callable 10/01/2008 @ 103.81
                    (Notes A & D, p. 11)
                                                                ---------------
Total Consumer Manufacturing
(Cost $7,065,300)                                                     7,061,783
                                                                ---------------
================================================================================
ENERGY:                                                                    0.47%
--------------------------------------------------------------------------------
       1,040,000    Hilcorp Energy I LP, Senior                       1,151,800
                    Note, Rule 144A,
                    10.50%, 09/01/2010,
                    Callable 09/01/2007 @ 105.25
                    (Notes A & D, p. 11)
       3,805,000    Conoco Inc., Senior Note,                         4,390,240
                    6.95%, 04/15/2029
                    (Note A, p. 11)
       6,620,000    Valero Energy Corp.,                              7,739,561
                    7.50%, 04/15/2032
                    (Note A, p. 11)
                                                                ---------------
Total Energy (Cost $12,117,406)                                      13,281,601
                                                                ---------------
================================================================================
ENTERTAINMENT/LEISURE:                                                     0.04%
--------------------------------------------------------------------------------
       1,095,000    NCL Corp., Senior Note, Rule                      1,147,013
                    144A, 10.625%, 07/15/2014,
                    Callable 07/15/2009 @ 105.31
                    (Notes A & D, p. 11)
                                                                ---------------
Total Entertainment/Leisure
(Cost $1,095,000)                                                     1,147,013
                                                                ---------------
================================================================================
FINANCIAL:                                                                 7.65%
--------------------------------------------------------------------------------
       2,945,000    CIT Group Inc., Medium-Term                       2,945,309
                    Note, 1.94%, 05/18/2007
                    (Notes A & B, p. 11)
      22,130,000    General Electric Capital                         22,137,082
                    Corp., Medium-Term Note,
                    1.979%, 06/22/2007
                    (Notes A & B, p. 11)
       8,840,000    Household Finance Corp.,                          9,727,156
                    6.50%, 11/15/2008
                    (Note A, p. 11)
       7,560,000    American General Finance                          7,762,540
                    Corp., Medium-Term Note,
                    4.625%, 05/15/2009
                    (Note A, p. 11)
       3,435,000    Citigroup Inc.,                                   3,436,594
                    2.00%, 06/09/2009
                    (Notes A & B, p. 11)
      19,970,000    Dow Jones Cdx High Yield                         20,219,625
                    Series 3-1, Rule 144A,
                    7.75%, 12/29/2009
                    (Notes A & D, p. 11)
      58,080,000    Dow Jones Cdx High Yield                         58,188,900
                    Series 3-3, Rule 144A,
                    8.00%, 12/29/2009
                    (Notes A & D, p. 11)
       5,700,000    Berkshire Hathaway Finance Corp.,                 5,721,546
                    4.20%, 12/15/2010
                    (Note A, p. 11)
       5,150,000    Ford Motor Credit Co.,                            5,600,687
                    7.375%, 02/01/2011
                    (Note A, p. 11)
       6,600,000    Countrywide Home Loans, Inc.,                    6,409,656
                    Medium-Term Note, Series L,
                    4.00%, 03/22/2011
                    (Note A, p. 11)
       2,855,000    Household Finance Corp.,                          3,267,373
                    7.00%, 05/15/2012
                    (Note A, p. 11)


6    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$      4,790,000    Goldman Sachs Group Inc.,                   $     4,699,637
                    4.75%, 07/15/2013
                    (Note A, p. 11)
       2,775,000    Ford Motor Credit Co.,                            2,933,974
                    7.00%, 10/01/2013
                    (Note A, p. 11)
       1,805,000    Txu Australia Holdings Pty                        1,963,710
                    Ltd., Rule 144A,
                    6.15%, 11/15/2013
                    (Notes A & D, p. 11)
       1,995,000    Capital One Financial Corp.,                      2,142,167
                    6.25%, 11/15/2013
                    (Note A, p. 11)
       3,125,000    Duke Capital LLC, Senior Note,                    3,168,166
                    5.50%, 03/01/2014
                    (Note A, p. 11)
       7,485,000    Morgan Stanley, Subordinated                      7,246,049
                    Note, 4.75%, 04/01/2014
                    (Note A, p. 11)
       1,700,000    Duke Capital LLC,                                 1,733,901
                    5.668%, 08/15/2014
                    (Note A, p. 11)
      18,963,000    Citigroup Inc., Subordinate                      18,986,590
                    Note, Rule 144A,
                    5.00%, 09/15/2014
                    (Notes A & D, p. 11)
       6,235,000    CBA Capital Trust I, Rule 144A,                   6,453,537
                    5.805%, 06/15/2015
                    (Notes A & D, p. 11)
       3,640,000    Royal & Sun Alliance Insurance                    4,528,418
                    Group plc,
                    8.95%, 10/15/2029
                    (Note A, p. 11)
      11,880,000    General Electric Capital                         13,672,775
                    Corp., Medium-Term Note, Series A,
                    6.75%, 03/15/2032
                    (Note A, p. 11)
       5,325,000    Goldman Sachs Group Inc.,                         5,341,784
                    6.345%, 02/15/2034,
                    (Note A, p. 11)
                                                                ---------------
Total Financial (Cost $212,102,596)                                 218,287,176
                                                                ---------------
================================================================================
FOOD/BEVERAGE:                                                             0.27%
--------------------------------------------------------------------------------
       6,725,000    Delhaize America Inc.,                            7,680,111
                    8.125%, 04/15/2011
                    (Note A, p. 11)
                                                                ---------------
Total Food/Beverage (Cost $7,333,437)                                 7,680,111
                                                                ---------------
================================================================================
GAMING:                                                                    0.04%
--------------------------------------------------------------------------------
       1,110,000    Riviera Holdings Corp.,                           1,221,000
                    11.00%, 06/15/2010,
                    Callable 06/15/2006 @ 105.50
                    (Note A, p. 11)
                                                                ---------------
Total Gaming (Cost $1,166,683)                                        1,221,000
                                                                ---------------
================================================================================
HEALTHCARE:                                                          0.33%
--------------------------------------------------------------------------------
       1,095,000    Hanger Orthopedic Group, Inc.,                    1,007,400
                    10.375%, 02/15/2009,
                    Callable 02/15/2006 @ 105.19
                    (Note A, p. 11)
       3,185,000    Alliance Imaging Inc., Senior                     3,459,706
                    Subordinated Note,
                    10.375%, 04/15/2011,
                    Callable 04/15/2006 @ 105.19
                    (Note A, p. 11)
         830,000    Universal Hospital Services                         842,450
                    Inc., Senior Note,
                    10.125%, 11/01/2011,
                    Callable 11/01/2007 @ 105.06
                    (Note A, p. 11)
         440,000    Concentra Operating Corp.,                          481,800
                    Rule 144A, 9.125%, 06/01/2012,
                    Callable 06/01/2008 @ 104.56
                    (Notes A & D, p. 11)
       3,550,000    Humana Inc., Senior Note,                         3,675,759
                    6.30%, 08/01/2018
                    (Note A, p. 11)
                                                                ---------------
Total Healthcare (Cost $9,316,274)                                    9,467,115
                                                                ---------------
================================================================================
INDUSTRIAL:                                                                0.30%
--------------------------------------------------------------------------------
         985,000    FastenTech Inc., Senior Note,                     1,108,125
                    Rule 144A, 11.50%, 05/01/2011,
                    Callable 05/01/2007 @ 105.75
                    (Notes A & D, p. 11)
       1,278,000    H&E Equipment Services LLC,                       1,316,340
                    11.125%, 06/15/2012,
                    Callable 06/15/2007 @ 105.56
                    (Note A, p. 11)
       5,870,000    General Electric Co.,                             6,036,949
                    5.00%, 02/01/2013
                    (Note A, p. 11)
                                                                ---------------
Total Industrial (Cost $8,347,702)                                    8,461,414
                                                                ---------------
================================================================================
INSURANCE:                                                                 1.19%
--------------------------------------------------------------------------------
          14,200    Genworth Financial Inc., Pfd.                       414,640
                    6.00%, 05/16/2007
                    (Note A, p. 11)
       4,125,000    MetLife Inc.,                                     4,149,255
                    5.00%, 11/24/2013
                    (Note A, p. 11)
       3,825,000    Assurant Inc.,                                    3,924,974
                    5.625%, 02/15/2014
                    (Note A, p. 11)
       4,025,000    Liberty Mutual Group, Rule                        3,998,821
                    144A, 5.75%, 03/15/2014
                    (Notes A & D, p. 11)
       1,330,000    UnumProvident Corp.,                              1,286,775
                    7.375%, 06/15/2032
                    (Note A, p. 11)


                         Schedule of Investments -- Taxable Bond Portfolios    7

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$     10,015,000    Mangrove Bay Pass-Through                   $    10,192,165
                    Trust, Rule 144A,
                    6.102%, 07/15/2033,
                    Callable 07/15/2013 @ 100
                    (Notes A, B & D, p. 11)
       8,625,000    Zurich Capital Trust, Rule                        9,843,066
                    144A, 8.376%, 06/01/2037,
                    Callable 06/01/2007 @ 104.19
                    (Notes A & D, p. 11)
                                                                ---------------
Total Insurance (Cost $33,312,469)                                   33,809,696
                                                                ---------------
================================================================================
METALS/MINING:                                                             0.04%
--------------------------------------------------------------------------------
       1,260,000    AK Steel Corp.,                                   1,250,550
                    7.875%, 02/15/2009,
                    Callable 02/15/2004 @ 103.94
                    (Note A, p. 11)
                                                                ---------------
Total Metals/Mining (Cost $1,123,700)                                 1,250,550
                                                                ---------------
================================================================================
NON-AIR TRANSPORTATION:                                                    0.04%
--------------------------------------------------------------------------------
       1,125,000    Horizon Lines LLC, Rule 144A,                     1,186,875
                    9.00%, 11/01/2012,
                    Callable 11/01/2008 @ 104.50
                    (Notes A & D, p. 11)
                                                                ---------------
Total Non-Air Transportation
(Cost $1,127,757)                                                     1,186,875
                                                                ---------------
================================================================================
PAPER/PACKAGING:                                                           1.02%
--------------------------------------------------------------------------------
       4,865,000    Abitibi-Consolidated Inc.,                        5,023,112
                    8.30%, 08/01/2005
                    (Note A, p. 11)
       2,575,000    Sealed Air Corp., Rule 144A,                      2,647,461
                    5.625%, 07/15/2013
                    (Notes A & D, p. 11)
       2,470,000    Packaging Corp. Of America                        2,549,067
                    5.75%, 08/01/2013
                    (Note A, p. 11)
       5,165,000    International Paper Co.,                          5,136,246
                    5.30%, 04/01/2015
                    (Note A, p. 11)
      11,860,000    Weyerhaeuser Co.,                                13,609,220
                    7.375%, 03/15/2032
                    (Note A, p. 11)
                                                                ---------------
Total Paper/Packaging (Cost $28,380,032)                             28,965,106
                                                                ---------------
================================================================================
PETROLEUM PRODUCTS:                                                        0.37%
--------------------------------------------------------------------------------
       4,590,000    Amerada Hess Corp.,                               5,307,867
                    7.875%, 10/01/2029
                    (Note A, p. 11)
       4,885,000    Amerada Hess Corp.,                               5,244,990
                    7.125%, 03/15/2033
                    (Note A, p. 11)
                                                                ---------------
Total Petroleum Products (Cost $9,869,676)                           10,552,857
                                                                ---------------
================================================================================
PUBLIC UTILITIES -- ELECTRIC & GAS:                                        1.69%
--------------------------------------------------------------------------------
         124,297    AES Corp, Rule 144A,                                126,162
                    10.00%, 07/15/2005,
                    Callable 12/15/2004 @ 100
                    (Notes A & D, p. 11)
       2,805,000    Consumers Energy Co., Series C,                   2,852,769
                    4.25%, 04/15/2008
                    (Note A, p. 11)
         350,000    Southern Natural Gas Co.,                           393,750
                    8.875%, 03/15/2010,
                    Callable 03/15/2007 @ 104.44
                    (Note A, p. 11)
       1,465,000    Calpine Corp., Rule 144A,                         1,120,725
                    8.50%, 07/15/2010,
                    Callable 07/15/2007 @ 104.25
                    (Notes A & D, p. 11)
       3,005,000    Nisource Finance Corp.,                           3,551,123
                    7.875%, 11/15/2010
                    (Note A, p. 11)
       5,770,000    Carolina Power & Light Co.,                       6,424,081
                    6.50%, 07/15/2012
                    (Note A, p. 11)
       2,400,000    MidAmerican Energy Holdings                       2,533,831
                    Co., Senior Note,
                    5.875%, 10/01/2012
                    (Note A, p. 11)
       2,540,000    Public Service Co. of Colorado,                   3,094,866
                    7.875%, 10/01/2012
                    (Note A, p. 11)
       1,075,000    CenterPoint Energy Inc.,                          1,161,987
                    Senior Note, Series B,
                    6.85%, 06/01/2015
       1,960,000    Union Electric Co.,                               1,947,691
                    5.10%, 10/01/2019
                    (Note A, p. 11)
         445,000    Southern Natural Gas Co.,                           439,437
                    7.35%, 02/15/2031
                    (Note A, p. 11)
      16,055,000    FirstEnergy Corp., Series C,                     18,031,242
                    7.375%, 11/15/2031
                    (Note A, p. 11)
       6,465,000    Pacific Gas & Electric Co.                        6,580,090
                    6.05%, 03/01/2034
                    (Note A, p. 11)
                                                                ---------------
Total Public Utilities -- Electric & Gas
(Cost $46,110,817)                                                   48,257,754
                                                                ---------------


8    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                Description                       Market Value
================================================================================
PUBLIC UTILITIES -- TELEPHONE:                                             0.52%
--------------------------------------------------------------------------------
$      3,440,000    BellSouth Corp.,                            $     3,459,777
                    4.20%, 09/15/2009
                    (Note A, p. 11)
      11,010,000    Telecom Italia Capital Corp.,                    11,371,722
                    Rule 144A, 6.375%, 11/15/2033
                    (Notes A & D, p. 11)
                                                                ---------------
Total Public Utilities -- Telephone
(Cost $14,399,569)                                                   14,831,499
                                                                ---------------
================================================================================
PUBLISHING:                                                                0.02%
--------------------------------------------------------------------------------
         555,000    American Media Operations Inc.,                     575,813
                    8.875%, 01/15/2011,
                    Callable 01/15/2007 @ 104.44
                    (Note A, p. 11)
                                                                ---------------
Total Publishing (Cost $544,273)                                        575,813
                                                                ---------------
================================================================================
RETAIL:                                                                    0.12%
--------------------------------------------------------------------------------
       3,097,000    Petro Stopping Centers LP,                        3,282,820
                    9.00%, 02/15/2012,
                    Callable 02/15/2008 @ 104.50
                    (Note A, p. 11)
                                                                ---------------
Total Retail (Cost $3,211,362)                                        3,282,820
                                                                ---------------
================================================================================
SERVICE:                                                                   0.33%
--------------------------------------------------------------------------------
       9,390,000    Pershing Road Development                         9,390,000
                    Company LLC, Rule 144A,
                    2.19%, 09/01/2026,
                    Callable 12/01/2004 @ 103.00
                    (Notes A, B & D, p. 11)
                                                                ---------------
Total Service (Cost $9,390,000)                                       9,390,000
                                                                ---------------
================================================================================
SUPERMARKET/DRUG:                                                          0.39%
--------------------------------------------------------------------------------
       4,630,000    Safeway, Inc.,                                    4,700,853
                    4.95%, 08/16/2010
                    (Note A, p. 11)
       2,755,000    Pathmark Stores Inc.,                             2,575,925
                    8.75%, 02/01/2012,
                    Callable 02/01/2007 @ 104.38
                    (Note A, p. 11)
       3,465,000    Albertson's Inc., Debenture,                      3,937,591
                    7.45%, 08/01/2029
                    (Note A, p. 11)
                                                                ---------------
Total Supermarket/Drug (Cost $11,210,931)                            11,214,369
                                                                ---------------
================================================================================
TECHNOLOGY:                                                                0.16%
--------------------------------------------------------------------------------
       1,720,000    International Business                            1,756,347
                    Machines Corp., Medium-Term
                    Note, 4.375%, 06/01/2009
                    (Note A, p. 11)
         484,000    ON Semiconductor Corp.,                             556,600
                    12.00%, 03/15/2010,
                    Callable 03/15/2007 @ 106.00
                    (Note A, p. 11)
       2,775,000    Amkor Technology Inc., Senior                     2,275,500
                    Note, 7.75%, 05/15/2013,
                    Callable 01/15/2008 @ 103.88
                    (Note A, p. 11)
                                                                ---------------
Total Technology (Cost $4,903,166)                                    4,588,447
                                                                ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                   3.55%
--------------------------------------------------------------------------------
       9,060,000    Ford Credit Floorplan Master                      9,058,913
                    Owner Trust, Series 2004-1
                    Class A, 1.80%, 07/15/2009
                    (Notes A & B, p. 11)
       4,144,742    RAAC, Series 2004-SP1 Class                       4,144,742
                    AI1, 2.02%, 06/25/2013
                    (Notes A & B, p. 11)
      10,542,971    Residential Asset Securities                     10,536,434
                    Corp., Series 2004-KS8 Class
                    AII1, 1.96%, 08/25/2013
                    (Notes A & B, p. 11)
       5,530,417    Residential Funding Mortgage                      5,529,532
                    Securities Inc., Series
                    2004-HS2 Class AI1,
                    1.99%, 12/25/2018
                    (Notes A & B, p. 11)
       4,872,644    Residential Asset Securities                      4,871,864
                    Corp., Series 2004-KS7 Class AI1,
                    1.99%, 10/25/2021
                    (Notes A & B, p. 11)
       4,133,777    Residential Asset Mortgage                        4,129,272
                    Products Inc., Series 2004-RS6
                    Class AI1, 1.99%, 08/25/2022
                    (Notes A & B, p. 11)
         175,535    Residential Asset Mortgage                          175,535
                    Products Inc., Series 2004-RS7
                    Class AI1, 2.01%, 08/25/2022
                    (Notes A & B, p. 11)
       4,033,465    Residential Asset Mortgage                        4,029,069
                    Products Inc., Series 2004-RS2
                    Class AI1, 1.97%, 01/25/2024
                    (Notes A & B, p. 11)
       6,984,471    Residential Asset Securities                      6,998,649
                    Corp., Series 2002-KS7 Class A2,
                    2.21%, 11/25/2032
                    (Notes A & B, p. 11)
       7,875,109    Residential Asset Securities                      7,884,953
                    Corp., Series 2003-KS3 Class A2,
                    2.14%, 05/25/2033
                    (Note A & B, p. 11)
       5,576,835    Centex Home Equity,                               5,581,185
                    Series 2003-C Class AV,
                    2.14%, 09/25/2033
                    (Notes A & B, p. 11)


                         Schedule of Investments -- Taxable Bond Portfolios    9

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$      4,286,637    Countrywide Home Loans, Series              $     4,280,979
                    2003-49 Class A1,
                    1.642%, 12/19/2033
                    (Notes A & B, p. 11)
       7,593,814    Ameriquest Mortgage Securities                    7,589,333
                    Inc., Series 2004-R4 Class A2,
                    1.95%, 06/25/2034
                    (Notes A & B, p. 11)
       6,165,348    Equity One ABS Inc., Series                       6,163,437
                    2004-3 Class AF1,
                    2.00%, 07/25/2034
                    (Notes A & B, p. 11)
      16,570,000    Long Beach Mortgage Loan                         16,567,349
                    Trust, Series 2004-4 Class 2A2,
                    1.88%, 10/25/2034
                    (Notes A & B, p. 11)
       3,661,170    Merrill Lynch Mortgage                            3,660,584
                    Investors, Inc., Series
                    2004-SL1 Class A,
                    2.10%, 04/25/2035
                    (Notes A & B, p. 11)
                                                                ---------------
Total Asset-Backed Securities
(Cost $101,226,030)                                                 101,201,830
                                                                ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     4.51%
--------------------------------------------------------------------------------
              84    Commercial Mortgage Asset                                93
                    Trust, Series 1999-C1 Class
                    A3, 6.64%, 01/17/2032
                    (Note A, p. 11)
       9,240,000    Greenwich Capital Commercial                      8,912,534
                    Funding Corp., Series 2003-C1
                    Class A4, 4.111%, 07/05/2035
                    (Note A, p. 11)
         300,000    Greenwich Capital Commercial                        303,834
                    Funding Corp., Series 2003-C2
                    Class A3, 4.533%, 01/05/2036
                    (Note A, p.11)
       7,790,000    CS First Boston Mortgage                          7,816,408
                    Securities Corp., Series
                    2003-CK2 Class A2,
                    3.861%, 03/15/2036
                    (Note A, p. 11)
       9,775,000    J.P. Morgan Chase Commercial                      9,751,051
                    Mortgage Securities, Series
                    2004-C1 Class A2,
                    4.302%, 01/15/2038
                    (Note A, p. 11)
      13,745,000    GS Mortgage Securities Corp.                     14,408,609
                    II, Series 2004-GG2 Class A6,
                    5.396%, 08/10/2038
                    (Note A, p. 11)
      13,670,000    Banc of America Commercial                       14,383,301
                    Mortgage, Inc., Series 2004-3
                    Class A5, 5.306%, 06/10/2039
                    (Note A, p. 11)
       9,640,000    GE Capital Commercial Mortgage                    9,947,323
                    Corp., Series 2004-C3 Class A4,
                    5.189%, 07/10/2039
                    (Note A, p. 11)
       7,390,000    Merrill Lynch Mortgage Trust                      7,409,510
                    Series 2004-KEY Class A2,
                    4.166%, 08/12/2039
                    (Note A, p. 11)
       8,705,000    Banc of America Commercial                        8,668,700
                    Mortgage, Inc., Series 2004-1
                    Class A2, 4.037%, 11/10/2039
                    (Note A, p. 11)
      12,600,000    Banc of America Commercial                       12,637,800
                    Mortgage Inc., Series 2004-1
                    Class A4, 4.76%, 11/10/2039
                    (Note A, p. 11)
       9,325,000    Morgan Stanley Capital I,                         9,556,633
                    Series 2004-IQ8 Class A5,
                    5.11%, 06/15/2040
                    (Note A, p. 11)
       6,640,000    Morgan Stanley Capital I,                         6,763,836
                    Series 2003-IQ6 Class A4,
                    4.97%, 12/15/2041
                    (Note A, p. 11)
       8,850,000    Banc of America Commercial                        8,894,470
                    Mortgage, Inc., Series 2004-4
                    Class A3, 4.128%, 07/10/2042
                    (Note A, p. 11)
       9,275,000    Morgan Stanley Capital I,                         9,204,603
                    Series 2004-T13 Class A2,
                    3.94%, 09/13/2045
                    (Note A, p. 11)
                                                                ---------------
Total Commercial Mortgage-Backed Securities
(Cost $126,161,712)                                                 128,658,705
                                                                ---------------
================================================================================
SOVEREIGN DEBT:                                                            6.07%
--------------------------------------------------------------------------------
      51,915,000    Spain (Government of),                           65,498,774
                    3.60%, 01/31/2009
                    (Note A, p. 11)
      45,025,000    Germany (Federal Republic of),                   55,982,091
                    Rule 144A,
                    3.25%, 04/17/2009
                    (Note A & D, p. 11)
      13,880,000    Ukraine (Republic Of), Rule 144A,                13,880,000
                    7.65%, 06/11/2013
                    (Notes A & D, p. 11)
      12,905,000    Brazil (Republic of),                            14,376,170
                    10.50%, 07/14/2014
                    (Note A, p. 11)
      22,315,000    United Mexican States,                           23,453,065
                    7.50%, 04/08/2033
                    (Note A, p. 11)
                                                                ---------------
Total Sovereign Debt (Cost $170,307,718)                            173,190,100
                                                                ---------------


10    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost
$3,919,263,269)                              138.30%            $ 3,945,312,847
(Note E, below)
Cash and Other Assets, Less
Liabilities                                  (38.30)             (1,092,509,442)
                                             ------             ---------------
Net Assets (Equivalent to
$13.41 per share based on
212,713,840 shares of
capital stock outstanding)                   100.00%            $ 2,852,803,405
                                             ======             ===============
================================================================================
FORWARD EXCHANGE CURRENCY CONTRACTS
--------------------------------------------------------------------------------
                                   U.S. $
                  Contract        Value on           U.S. $
                   Amount        Origination         Current        Unrealized
                   (000)            Date              Value       (Depreciation)
--------------------------------------------------------------------------------
Sales Contracts
Euro
Settling
10/25/04           97,972       $120,102,255      $121,634,726      $(1,532,471)

--------------------------------------------------------------------------------
(A) Positions, or portion thereof, with an aggreagate market value of $2,842,330,166 have been segregated to collateralize open forward exchange currency contracts.
(B)   Variable-rate coupon, rate shown as of September 30, 2004.
(C)   When-issued security.
(D) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualifies institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $270,496,919 or 9.48% of net assets.
(E) At September 30, 2004, the cost basis of investment securities for tax purposes was $3,919,391,408. Gross unrealized appreciation of investments was $30,991,917 and gross unrealized depreciation of investments was $5,070,478, resulting in net unrealized appreciation of $25,921,439.

      Explanation of abbreviations:

      FNMA -- Federal National Mortgage Association
      PFD -- Preferred Stocks
      TBA -- To Be Announced

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          Short Duration Plus Portfolio
                               September 30, 2004
--------------------------------------------------------------------------------
Principal Amount                Description                       Market Value*
================================================================================
SHORT-TERM INVESTMENT:                                                    14.70%
--------------------------------------------------------------------------------
Repurchase Agreement: 14.70%
     $83,000,000    State Street Bank & Trust Co.,              $    83,000,000
                    Repurchase Agreement, dated
                    9/30/04, 1.67%, maturing
                    10/01/04 for $83,000,000,
                    collateralized by $84,550,000
                    FNMAs 1.88% due 02/15/05,
                    value $84,668,877
                                                                ---------------
Total Repurchase Agreement
(Cost $83,000,000)                                                   83,000,000
                                                                ---------------
Total Short-Term Investment
(Cost $83,000,000)                                                   83,000,000
                                                                ---------------
================================================================================
U.S. TREASURY NOTES:                                                      20.37%
--------------------------------------------------------------------------------
      11,585,000    2.375%, 08/15/2006                               11,547,893
      69,545,000    2.625%, 11/15/2006                               69,520,520
      33,750,000    3.50%, 08/15/2009                                33,954,357
                                                                ---------------
Total U.S. Treasury Notes (Cost $114,876,112)                       115,022,770
                                                                ---------------
================================================================================
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS:                             18.47%
--------------------------------------------------------------------------------
      16,190,000    Federal Home Loan Bank,                          16,090,059
                    2.25%, 05/15/2006
      28,515,000    Federal National Mortgage                        28,612,521
                    Association,
                    3.25%, 06/28/2006
      30,290,000    Federal Home Loan Mortgage Corp.,                30,456,595
                    3.75%, 08/03/2007
      29,010,000    Federal Home Loan Mortgage Corp.,                29,127,781
                    4.25%, 05/04/2009
                                                                ---------------
Total U.S. Government Sponsored Agency
Obligations (Cost $104,055,115)                                     104,286,956
                                                                ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      11.15%
--------------------------------------------------------------------------------
       4,759,340    Federal Home Loan Mortgage                        4,753,248
                    Corp., Series 2571 Class FB,
                    2.11%, 02/15/2018
                    (Note A, p. 15)
       9,654,804    MLCC Mortgage Investors Inc.,                     9,647,273
                    Series 2003-F Class A1,
                    2.16%, 10/25/2028
                    (Note A, p. 15)


* See Note 1, page 42 in Notes to Financial Statements.


                        Schedule of Investments -- Taxable Bond Portfolios    11

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$      8,206,341    MLCC Mortgage Investors Inc.,               $     8,175,567
                    Series 2004-A Class A1,
                    2.07%, 04/25/2029
                    (Note A, p. 15)
         267,263    Countrywide Alternative Loan                        267,263
                    Trust, Series 2002-4 Class 2A1,
                    7.00%, 05/25/2032
       5,355,897    Structured Asset Securities                       5,407,849
                    Corp., Series 2002-11A Class 1A1,
                    2.859%, 06/25/2032
                    (Note A, p. 15)
       6,600,000    Federal National Mortgage                         6,625,938
                    Association, Series 2003-W7
                    Class A4, 4.06%, 03/25/2033
       4,212,440    Credit Suisse First Boston                        3,993,941
                    Mortgage Securities Corp.,
                    Series 2004-2R Class A1, Rule
                    144A, 5.309%, 12/28/2033
                    (Note B, p. 15)
       5,813,626    Chase Mortgage Finance Corp.,                     5,982,221
                    Series 2003-S15 Class 1A1,
                    6.00%, 01/25/2034
       3,189,546    Master Asset Securitization                       3,225,429
                    Trust, Series 2004-9 Class 3A1,
                    5.25%, 07/25/2034
       3,215,000    Morgan Stanley Mortgage Loan                      3,290,360
                    Trust, Series 2004-8AR Class 4A1,
                    5.47%, 10/25/2034
       3,215,000    Bank of America Funding Corp.,                    3,268,449
                    Series 2004-B Class 5A1,
                    5.234%, 11/20/2034
       3,215,000    Bear Stearns Alt-A Trust,                         3,272,774
                    Series 2004-11 Class 2A3,
                    5.052%, 11/25/2034
       1,726,190    Federal National Mortgage                         1,726,190
                    Association, Series 2003-W6
                    Class 1A23, 2.90%, 10/25/2042
       3,305,593    Washington Mutual, Series                         3,305,593
                    2004-AR10 Class A2C,
                    2.10%, 07/25/2044
                                                                ---------------
Total Collateralized Mortgage Obligations
(Cost $63,238,244)                                                   62,942,095
                                                                ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   16.56%
--------------------------------------------------------------------------------
         397,405    Federal Home Loan Mortgage                          409,017
                    Corp. Pool #G90018,
                    9.00%, 03/17/2008
         844,679    Federal National Mortgage                           895,923
                    Association Pool #190708,
                    7.00%, 03/01/2009
         266,361    Federal National Mortgage                           282,695
                    Association Pool #743378,
                    7.00%, 05/01/2013
       2,453,566    Federal National Mortgage                         2,578,712
                    Association Pool #555161,
                    6.00%, 12/01/2013
         735,254    Federal National Mortgage                           782,781
                    Association Pool #535201,
                    7.50%, 03/01/2015
       1,301,656    Federal National Mortgage                         1,382,684
                    Association Pool #545802,
                    8.00%, 08/01/2016
       3,629,468    Federal National Mortgage                         3,808,343
                    Association Pool #619207,
                    6.00%, 12/01/2016
         734,295    Federal National Mortgage                           779,366
                    Association Pool #545505,
                    7.00%, 01/01/2017
         136,386    Federal National Mortgage                           144,771
                    Association Pool #622154,
                    7.00%, 01/01/2017
       3,077,353    Federal National Mortgage                         3,229,017
                    Association Pool #632292,
                    6.00%, 02/01/2017
         329,482    Federal National Mortgage                           349,705
                    Association Pool #545524,
                    7.00%, 02/01/2017
         101,615    Federal National Mortgage                           107,860
                    Association Pool #598436,
                    7.00%, 04/01/2017
         482,099    Federal National Mortgage                           511,728
                    Association Pool #636385,
                    7.00%, 04/01/2017
         616,624    Federal National Mortgage                           654,520
                    Association Pool #642051,
                    7.00%, 05/01/2017
         157,888    Federal National Mortgage                           165,663
                    Association Pool #648334,
                    6.00%, 06/01/2017
         219,151    Federal National Mortgage                           232,609
                    Association Pool #545725,
                    7.00%, 06/01/2017
         136,528    Federal National Mortgage                           144,908
                    Association Pool #545928,
                    7.00%, 06/01/2017
         121,453    Federal National Mortgage                           128,918
                    Association Pool #254414,
                    7.00%, 07/01/2017
         107,593    Federal National Mortgage                           114,205
                    Association Pool #655750,
                    7.00%, 08/01/2017
         119,147    Federal National Mortgage                           126,472
                    Association Pool #655836,
                    7.00%, 08/01/2017
          54,646    Federal National Mortgage                            58,004
                    Association Pool #655965,
                    7.00%, 08/01/2017
       8,146,884    Federal National Mortgage                         8,646,943
                    Association Pool #555299,
                    7.00%, 11/01/2017


12    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$     11,690,000    Federal National Mortgage                   $    12,245,275
                    Association Pool TBA,
                    6.00%, 10/25/2019
                    (Note C, p. 15)
       1,591,597    Government National Mortgage                      1,715,011
                    Association Pool #781478,
                    7.50%, 03/15/2032
      22,095,000    Federal National Mortgage                        23,172,131
                    Association Pool TBA,
                    6.50%, 10/25/2034
                    (Note C, p. 15)
      29,085,000    Federal National Mortgage                        30,830,100
                    Association Pool TBA,
                    7.00%, 10/25/2034
                    (Note C, p. 15)
                                                                ---------------
Total Mortgage Pass-Throughs
(Cost $93,300,007)                                                   93,497,361
                                                                ---------------
================================================================================
BROADCASTING/MEDIA:                                                        0.78%
--------------------------------------------------------------------------------
       4,160,000    AOL Time Warner Inc.,                             4,421,518
                    6.15%, 05/01/2007
                                                                ---------------
Total Broadcasting/Media (Cost $4,428,569)                            4,421,518
                                                                ---------------
================================================================================
CABLE:                                                                     0.63%
--------------------------------------------------------------------------------
       3,205,000    Comcast Cable Communications Inc.,                3,580,229
                    8.375%, 05/01/2007
                                                                ---------------
Total Cable (Cost $3,475,286)                                         3,580,229
                                                                ---------------
================================================================================
COMMUNICATIONS:                                                            0.50%
--------------------------------------------------------------------------------
       2,650,000    Sprint Capital Corp.,                             2,805,067
                    6.00%, 01/15/2007
                                                                ---------------
Total Communications (Cost $2,785,394)                                2,805,067
                                                                ---------------
================================================================================
ENERGY:                                                                    0.45%
--------------------------------------------------------------------------------
       2,615,000    Valero Energy Corp.,                              2,546,029
                    3.50%, 04/01/2009
                                                                ---------------
Total Energy (Cost $2,604,000)                                        2,546,029
                                                                ---------------
================================================================================
FINANCIAL:                                                                 6.76%
--------------------------------------------------------------------------------
       3,500,000    Ford Motor Credit Co.,                            3,502,520
                    3.535%, 10/25/2004
                    (Note A, p. 15)
       2,450,000    Ford Motor Credit Co.,                            2,504,015
                    7.50%, 03/15/2005
       5,445,000    General Motors Acceptance                         5,679,631
                    Corp., Medium-Term Note,
                    6.75%, 01/15/2006
       5,180,000    CIT Group Inc.,                                   5,680,808
                    7.375%, 04/02/2007
       5,640,000    Goldman Sachs Group Inc.,                         5,748,688
                    4.125%, 01/15/2008
       5,735,000    Ford Motor Credit Co.,                            5,930,070
                    5.625%, 10/01/2008
       9,100,000    Meridian Funding Co., Rule                        9,095,450
                    144A, Medium-Term Note,
                    2.19%, 07/26/2010
                    (Notes A & B, p. 15)
                                                                ---------------
Total Financial (Cost $37,830,111)                                   38,141,182
                                                                ---------------
================================================================================
FOOD/BEVERAGE:                                                             0.51%
--------------------------------------------------------------------------------
       2,865,000    Kraft Foods Inc.,                                 2,882,846
                    4.00%, 10/01/2008
                                                                ---------------
Total Food/Beverage (Cost $2,855,025)                                 2,882,846
                                                                ---------------
================================================================================
HEALTHCARE:                                                                0.61%
--------------------------------------------------------------------------------
       3,450,000    Anthem Inc.,                                      3,450,542
                    3.50%, 09/01/2007
                                                                ---------------
Total Healthcare (Cost $3,445,351)                                    3,450,542
                                                                ---------------
================================================================================
PAPER/PACKAGING:                                                           0.51%
--------------------------------------------------------------------------------
       2,675,000    Weyerhaeuser Co.,                                 2,847,530
                    6.125%, 03/15/2007
                                                                ---------------
Total Paper/Packaging (Cost $2,866,959)                               2,847,530
                                                                ---------------
================================================================================
PUBLIC UTILITIES -- ELECTRIC & GAS:                                        1.15%
--------------------------------------------------------------------------------
       4,500,000    CenterPoint Energy Resources                      4,683,924
                    Corp., Series B, 8.125%, 07/15/2005
       1,800,000    Pacific Gas & Electric Co.,                       1,779,005
                    3.60%, 03/01/2009
                                                                ---------------
Total Public Utilities -- Electric & Gas
(Cost $6,457,073)                                                     6,462,929
                                                                ---------------
================================================================================
PUBLIC UTILITIES -- TELEPHONE:                                             0.75%
--------------------------------------------------------------------------------
       4,200,000    Telecom Italia Capital, Rule                      4,223,604
                    144A, 4.00%, 11/15/2008
                    (Note B, p. 15)
                                                                ---------------
Total Public Utilities -- Telephone
(Cost $4,198,359)                                                     4,223,604
                                                                ---------------
================================================================================
SUPERMARKET/DRUG:                                                          0.61%
--------------------------------------------------------------------------------
       3,470,000    Safeway, Inc.,                                    3,467,637
                    4.125%, 11/01/2008
                                                                ---------------
Total Supermarket/Drug (Cost $3,468,819)                              3,467,637
                                                                ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  13.84%
--------------------------------------------------------------------------------
       3,500,000    Winston Funding Ltd., Series                      3,500,000
                    2003-1 Class A2, Rule 144A,
                    2.02%, 04/23/2009
                    (Notes A & B, p. 15)


                        Schedule of Investments -- Taxable Bond Portfolios    13

================================================================================
Principal Amount                Description                       Market Value
================================================================================
$      1,059,056    Spiegel Credit Card Master                  $     1,056,737
                    Note Trust, Series 2001-A
                    Class A, 2.04%, 03/15/2010
                    (Note A, p. 15)
       2,417,063    Residential Asset Securities                      2,416,676
                    Corp., Series 2004-KS7 Class AI1,
                    1.99%, 10/25/2021
                    (Note A, p. 15)
       2,005,583    Residential Asset Mortgage                        2,003,396
                    Products Inc., Series 2004-RS6
                    Class AI1, 1.99%, 08/25/2022
                    (Note A, p. 15)
       1,776,361    Residential Asset Mortgage                        1,774,425
                    Products Inc., Series 2004-RS2
                    Class AI1, 1.97%, 01/25/2024
                    (Note A, p. 15)
       2,384,889    Conseco Finance, Series 1999-H                    2,387,846
                    Class AF6, 7.21%, 11/15/2029
         818,750    First Franklin Mortgage Loan                        818,881
                    Asset-Backed Certificates,
                    Series 2000-FF1 Class A,
                    2.30%, 09/25/2030
                    (Note A, p. 15)
       1,329,204    Countrywide Asset-Backed                          1,331,702
                    Certificates, Series 2003-BC1
                    Class A, 2.24%, 03/25/2033
                    (Note A, p. 15)
       6,372,695    Renaissance Home Equity Loan                      6,384,676
                    Trust, Series 2003-2 Class A,
                    2.28%, 08/25/2033
                    (Note A, p. 15)
       3,798,480    Residential Asset Securities                      3,803,228
                    Corp., Series 2003-KS3 Class
                    A2, 2.14%, 05/25/2033
                    (Note A, p. 15)
       2,535,381    Centex Home Equity, Series                        2,537,358
                    2003-C Class AV,
                    2.14%, 09/25/2033
                    (Note A, p. 15)
       1,208,274    Structured Asset Securities                       1,208,334
                    Corp., Series 2003-S2 Class A1,
                    2.09%, 12/25/2033
                    (Note A, p. 15)
       6,735,767    Ace Securities Corp., Series                      6,733,679
                    2003-0P1 Class A2,
                    2.20%, 12/25/2033
                    (Note A, p. 15)
       9,400,000    Ameriquest Mortgage Securities                    9,400,940
                    Inc., Series 2003-13 Class AF2,
                    3.177%, 01/25/2034
       6,703,508    Home Equity Asset Trust,                          6,718,188
                    Series 2003-7 Class A2,
                    2.22%, 03/25/2034
                    (Note A, p. 15)
       3,252,478    Ameriquest Mortgage Securities                    3,250,559
                    Inc., Series 2004-R4 Class A2,
                    1.95%, 06/25/2034
                    (Note A, p. 15)
       3,011,536    Equity One ABS Inc., Series                       3,010,602
                    2004-3 Class AF1,
                    2.00%, 07/25/2034
                    (Note A, p. 15)
       6,700,000    Long Beach Mortgage Loan                          6,683,116
                    Trust, Series 2004-3 Class M2,
                    2.44%, 07/25/2034
                    (Note A, p. 15)
       6,025,000    Long Beach Mortgage Loan                          6,024,036
                    Trust, Series 2004-4 Class
                    2A2, 1.876%, 10/25/2034
                    (Note A, p. 15)
       3,846,625    Merrill Lynch Mortgage                            3,851,434
                    Investors Inc., Series
                    2004-WMC1 Class A2,
                    2.14%, 10/25/2034
                    (Note A, p. 15)
       3,215,000    Wells Fargo Mortgage- Backed                      3,242,392
                    Securities, Series 2004-W
                    Class A1, 4.64%, 11/25/2034
                                                                ---------------
Total Asset-Backed Securities
(Cost $78,228,510)                                                   78,138,205
                                                                ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     4.61%
--------------------------------------------------------------------------------
       5,201,000    Greenwich Capital Commercial                      5,204,277
                    Funding Corp., Series 2003-FL1
                    Class B, Rule 144A,
                    2.316%, 07/15/2018
                    (Notes A & B, p. 15)
       7,053,775    Asset Securitization Corp.,                       7,507,614
                    Series 1996-MD6 Class A1C,
                    7.04%, 11/13/2029
       2,497,500    Asset Securitization Corp.,                       2,667,979
                    Series 1997-MD7 Class A1B,
                    7.41%, 01/13/2030
       2,500,000    Commercial Mortgage Acceptance                    2,525,000
                    Corp., Series 1997-ML1 Class A2,
                    6.53%, 12/15/2030
       7,675,000    Nomura Asset Securities Corp.,                    8,103,879
                    Series 1996-MD5 Class A1B,
                    7.12%, 04/13/2039
                                                                ---------------
Total Commercial Mortgage-Backed Securities
(Cost $26,239,148)                                                   26,008,749
                                                                ---------------


14    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost
$637,352,082)                                112.96%            $   637,725,249
(Note D, below)
Cash and Other Assets,
Less Liabilities                             (12.96)                (73,179,318)
                                             ------             ---------------
Net Assets                                   100.00%            $   564,545,931
                                             ======             ===============

--------------------------------------------------------------------------------
(A) Variable-rate coupon, rate shown as of September 30, 2004.
(B) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $26,017,272 or 4.61% of net assets.
(C) When-issued security.
(D) At September 30, 2004, the cost basis of investment securities for tax purposes was $637,474,472. Gross unrealized appreciation of investments was $1,162,569 and gross unrealized depreciation of investments was $911,792, resulting in net unrealized appreciation of $250,777.

    Explanation of abbreviations:
    FNMA -- Federal National Mortgage Association
    TBA -- To Be Announced

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    U.S. Government Short Duration Portfolio
                               September 30, 2004
--------------------------------------------------------------------------------
Principal Amount                   Description                    Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   15.52%
--------------------------------------------------------------------------------
U.S. Treasury Bill: 14.18%
     $13,280,000    United States Treasury Bills                $    13,272,687
                    1.52%, 10/14/2004
                                                                ---------------
Total U.S. Treasury Bill (Cost $13,272,687)                          13,272,687
                                                                ---------------
Repurchase Agreement: 1.34%
       1,250,000    State Street Bank & Trust Co.,                    1,250,000
                    Repurchase Agreement, dated
                    09/30/04, 1.67%, maturing
                    10/01/04 for $1,250,058,
                    collateralized by $1,265,000
                    FFCB, 1.97%, due  10/20/04,
                    value $1,276,126
                                                                ---------------
Total Repurchase Agreement (Cost $1,250,000)                          1,250,000
                                                                ---------------
Total Short-Term Investments
(Cost $14,522,687)                                                   14,522,687
                                                                ---------------
================================================================================
U.S. TREASURY NOTES:                                                      30.93%
--------------------------------------------------------------------------------
      21,405,000    1.125%, 06/30/2005                               21,254,501
       2,180,000    2.375%, 08/15/2006                                2,173,018
       2,190,000    2.625%, 11/15/2006                                2,189,229
       3,310,000    3.50%, 08/15/2009                                 3,330,042
                                                                ---------------
Total U.S. Treasury Notes (Cost $28,953,073)                         28,946,790
                                                                ---------------
================================================================================
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS:                             34.70%
--------------------------------------------------------------------------------
       4,000,000    Federal Home Loan Bank,                           3,949,560
                    2.04%, 06/12/2006
       4,000,000    Federal Farm Credit Bank,                         3,951,200
                    2.05%, 06/12/2006
       4,670,000    Federal National Mortgage                         4,685,971
                    Association,
                    3.25%, 06/28/2006,
                    Callable 06/28/2005 @ 100.00
       5,000,000    Federal Farm Credit Bank,                         5,016,725
                    3.25%, 06/15/2007
       4,940,000    Federal Home Loan Mortgage Corp.,                 4,967,170
                    3.75%, 08/03/2007,
                    Callable 08/03/2005 @ 100.00
         250,000    Federal National Mortgage                           249,375
                    Association,
                    3.50%, 01/28/2008
       5,000,000    Federal Home Loan Bank,                           4,870,115
                    3.00%, 04/15/2009

* See Note 1, page 42 in Notes to Financial Statements.


                        Schedule of Investments -- Taxable Bond Portfolios    15

================================================================================
Principal Amount                   Description                    Market Value
================================================================================
$      4,770,000    Federal Home Loan Mortgage Corp.,           $     4,789,366
                    4.25%, 05/04/2009,
                    Callable 05/04/2005 @ 100.00
                                                                ---------------
Total U.S. Government Sponsored Agency
Obligations (Cost $32,448,833)                                       32,479,482
                                                                ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                       6.67%
--------------------------------------------------------------------------------
       1,206,593    Federal Home Loan Mortgage                        1,205,049
                    Corp., Series 2571 Class FB,
                    2.11%, 02/15/2018
                    (Note A, p. 17)
       1,359,247    MLCC Mortgage Investors, Inc.,                    1,354,150
                    Series 2004-A Class A1,
                    2.07%, 04/25/2029
       1,300,000    Federal National Mortgage                         1,305,109
                    Association, Series 2003-W7
                    Class A4, 4.06%, 03/25/2033
       1,834,247    Structured Asset Securities                       1,843,785
                    Corp., Series 2003-23H Class
                    1A1, 5.50%, 07/25/2033
         534,824    Federal National Mortgage                           534,824
                    Association, Series 2003-W6
                    Class 1A23, 2.90%, 10/25/2042
                                                                ---------------
Total Collateralized Mortgage Obligations
(Cost $6,305,598)                                                     6,242,917
                                                                ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   19.63%
--------------------------------------------------------------------------------
         401,155    Federal National Mortgage                           425,492
                    Association Pool #190708,
                    7.00%, 03/01/2009
         253,043    Federal National Mortgage                           268,561
                    Association Pool #743378,
                    7.00%, 05/01/2013
         718,117    Federal National Mortgage                           754,745
                    Association Pool #555161,
                    6.00%, 12/01/2013
         262,591    Federal National Mortgage                           279,565
                    Association Pool #535201,
                    7.50%, 03/01/2015
         492,935    Federal National Mortgage                           523,620
                    Association Pool #545802,
                    8.00%, 08/01/2016
       1,308,455    Federal National Mortgage                         1,372,940
                    Association Pool # 254047,
                    6.00%, 11/01/2016
         642,986    Federal National Mortgage                           682,453
                    Association Pool #545505,
                    7.00%, 01/01/2017
         520,500    Federal National Mortgage                           552,488
                    Association Pool #661617,
                    7.00%, 09/01/2017
       2,598,534    Federal National Mortgage                         2,758,033
                    Association Pool #555299,
                    7.00%, 11/01/2017
       1,425,000    Federal National Mortgage                         1,492,688
                    Association Pool TBA,
                    6.00%, 10/25/2019
                    (Note B, p. 17)
         319,351    Federal Home Loan Mortgage                          339,035
                    Corp. Pool #G01391,
                    7.00%, 04/01/2032
       3,635,000    Federal National Mortgage                         3,812,206
                    Association Pool TBA,
                    6.50%, 10/25/2034
                    (Note B, p. 17)
       4,820,000    Federal National Mortgage                         5,109,200
                    Association Pool TBA,
                    7.00%, 10/25/2034
                    (Note B, p. 17)
                                                                ---------------
Total Mortgage Pass-Throughs
(Cost $18,307,795)                                                   18,371,026
                                                                ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                   3.50%
--------------------------------------------------------------------------------
         324,046    Residential Asset Mortgage                          323,693
                    Products Inc., Series 2004-RS6
                    Class AI1, 1.99%, 08/25/2022
                    (Note A, p. 17)
         293,219    Residential Asset Mortgage                          292,899
                    Products Inc., Series 2004-RS2
                    Class AI1, 1.97%, 01/25/2024
                    (Note A, p. 17)
         614,247    Residential Asset Securities                        615,015
                    Corp., Series 2003-KS3 Class
                    A2, 2.14%, 05/25/2033
                    (Note A, p. 17)
         418,388    Centex Home Equity, Series                          418,714
                    2003-C Class AV,
                    2.14%, 09/25/2033
                    (Note A, p. 17)
       1,096,431    Ace Securities Corp., Series                      1,096,091
                    2003-OP1 Class A2,
                    2.20%, 12/25/2033
                    (Note A, p. 17)
         532,096    Ameriquest Mortgage Securities                      531,782
                    Inc., Series 2004-R4 Class A2,
                    1.95%, 06/25/2034
                    (Note A, p. 17)
                                                                ---------------
Total Asset-Backed Securities
(Cost $3,280,438)                                                     3,278,194
                                                                ---------------


16    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
INVESTMENT SUMMARY
Total Investments (Cost
$103,818,424)                                110.95%            $   103,841,096
(Note C, below)
Cash and Other Assets,
Less Liabilities                             (10.95)                (10,246,326)
                                             ------             ---------------
Net Assets (Equivalent to
$12.68 per share based on
7,379,452 shares of capital
stock outstanding)                           100.00%            $    93,594,770
                                             ======             ===============

--------------------------------------------------------------------------------
(A) Variable-rate coupon, rate shown as of September 30, 2004.
(B) When-issued security.
(C) At September 30, 2004, the cost basis of investment securities on a tax basis was $103,851,998. Gross unrealized appreciation of investments was $192,629 and gross unrealized depreciation of investments was $203,531, resulting in net unrealized depreciation of $10,902.

    Explanation of abbreviations:

    FFCB -- Federal Farm Credit Bank
    TBA -- To Be Announced

See Notes to Financial Statements.


                        Schedule of Investments -- Taxable Bond Portfolios    17

--------------------------------------------------------------------------------
                       Sanford C. Bernstein Fund II, Inc.
                             Schedule of Investments
                  Intermediate Duration Institutional Portfolio
                               September 30, 2004
--------------------------------------------------------------------------------
Principal Amount                    Description                   Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   43.34%
--------------------------------------------------------------------------------
U.S. Treasury Bill: 40.88%
$    250,000,000    1.52%, 12/23/2004                           $   249,023,021
                    (Note A, p. 26)
                                                                ---------------
Total U.S. Treasury Bill (Cost $249,023,021)                        249,023,021
                                                                ---------------
Repurchase Agreement: 2.46%
      15,000,000    State Street Bank & Trust Co.,                   15,000,000
                    Repurchase Agreement, dated
                    09/30/04, 1.67%, maturing
                    10/01/04 for $15,000,696,
                    collateralized by $15,280,000
                    FNMA, 1.875%, due 02/15/05,
                    value $15,301,484
                                                                ---------------
Total Repurchase Agreement
(Cost $15,000,000)                                                   15,000,000
                                                                ---------------
Total Short-Term Investments
(Cost $264,023,021)                                                 264,023,021
                                                                ---------------
================================================================================
U.S. TREASURY NOTES:                                                       8.18%
--------------------------------------------------------------------------------
      19,905,000    2.50%, 09/30/2006                                19,862,204
                    (Note A, p. 26)
      29,765,000    3.50%, 08/15/2009                                29,945,227
                    (Note A, p. 26)
                                                                ---------------
Total U.S. Treasury Notes (Cost $49,793,925)                         49,807,431
                                                                ---------------
================================================================================
U.S. TREASURY BONDS:                                                       1.17%
--------------------------------------------------------------------------------
       3,160,000    8.75%, 05/15/2017                                 4,458,438
                    (Note A, p. 26)
       2,505,000    5.375%, 02/15/2031                                2,683,481
                    (Note A, p. 26)
                                                                ---------------
Total U.S. Treasury Bonds (Cost $6,842,085)                           7,141,919
                                                                ---------------
================================================================================
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS:                              6.61%
--------------------------------------------------------------------------------
      12,780,000    Federal National Mortgage                        12,823,707
                    Association,
                    3.25%, 06/28/2006,
                    Callable 06/28/2005 @ 100.00
                    (Note A, p. 26)
       7,520,000    Federal Home Loan Mortgage Corp.,                 7,561,360
                    3.75%, 08/03/2007,
                    Callable 08/03/2004 @100.00
                    (Note A, p. 26)
      11,800,000    Federal National Mortgage                        11,758,110
                    Association,
                    3.41%, 08/30/2007,
                    Callable 09/01/2005 @ 100.00
                    (Note A, p. 26)
       8,150,000    Federal Home Loan Banks                           8,150,522
                    3.75%, 08/18/2009
                    (Note A, p. 26)
                                                                ---------------
Total U.S. Government Sponsored Agency
Obligations (Cost $40,261,384)                                       40,293,699
                                                                ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                       1.21%
--------------------------------------------------------------------------------
       4,566,128    Federal National Mortgage                         4,644,619
                    Association, Series 2003-92
                    Class BR, 5.00%, 04/25/2014
                    (Note A, p. 26)
       1,090,706    Deutsche Mortgage Securities                      1,090,706
                    Inc., Series 2004-4 Class 1A1,
                    2.05%, 04/25/2034
                    (Notes A & B, p. 26)
       1,645,407    Washington Mutual, Series                         1,645,407
                    2004-AR10 Class A2C,
                    2.01%, 07/25/2044
                    (Notes A & B, p. 26)
                                                                ---------------
Total Collateralized Mortgage Obligations
(Cost $7,468,842)                                                     7,380,732
                                                                ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   41.74%
--------------------------------------------------------------------------------
       2,458,921    Federal National Mortgage                         2,580,106
                    Association Pool #625179,
                    6.00%, 02/01/2017
                    (Note A, p. 26)
      22,230,000    Federal National Mortgage                        22,146,637
                    Association Pool TBA,
                    4.50%, 10/25/2019
                    (Note C, p. 26)
      21,000,000    Federal National Mortgage                        21,695,625
                    Association Pool TBA,
                    5.50%, 10/25/2019
                    (Note C, p. 26)
         145,264    Federal National Mortgage                           152,974
                    Association Pool #313649,
                    6.50%, 08/01/2027
                    (Note A, p. 26)
         366,949    Federal National Mortgage                           385,825
                    Association Pool #412590,
                    6.50%, 02/01/2028
                    (Note A, p. 26)
           5,901    Federal National Mortgage                             6,205
                    Association Pool #252212,
                    6.50%, 01/01/2029
                    (Note A, p. 26)

* See Note 1, page 42 in Notes to Financial Statements.


18    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                    Description                   Market Value
================================================================================
$         39,936    Federal National Mortgage                   $        41,990
                    Association Pool #414761,
                    6.50%, 02/01/2029
                    (Note A, p. 26)
           4,673    Federal National Mortgage                             4,914
                    Association Pool #449291,
                    6.50%, 02/01/2029
                    (Note A, p. 26)
           7,247    Federal National Mortgage                             7,619
                    Association Pool #459498,
                    6.50%, 02/01/2029
                    (Note A, p. 26)
          28,689    Federal National Mortgage                            30,150
                    Association Pool #484965,
                    6.50%, 06/01/2029
                    (Note A, p. 26)
           9,558    Federal National Mortgage                            10,044
                    Association Pool #509037,
                    6.50%, 08/01/2029
                    (Note A, p. 26)
           5,275    Federal National Mortgage                             5,544
                    Association Pool #515259,
                    6.50%, 10/01/2029
                    (Note A, p. 26)
         372,368    Federal National Mortgage                           390,855
                    Association Pool #585228,
                    6.50%, 05/01/2031
                    (Note A, p. 26)
         239,105    Federal National Mortgage                           250,980
                    Association Pool #640047,
                    6.50%, 06/01/2032
                    (Note A, p. 26)
         953,108    Federal National Mortgage                         1,000,445
                    Association Pool #672910,
                    6.50%, 11/01/2032
                    (Note A, p. 26)
         407,386    Federal National Mortgage                           427,688
                    Association Pool #698986,
                    6.50%, 04/01/2033
                    (Note A, p. 26)
      11,541,071    Federal National Mortgage                        11,449,150
                    Association Pool #725231,
                    5.00%, 02/01/2034
                    (Note A, p. 26)
         136,611    Federal National Mortgage                           143,418
                    Association Pool #255162,
                    6.50%, 03/01/2034
                    (Note A, p. 26)
      11,675,000    Government National Mortgage                     11,609,328
                    Association Pool TBA,
                    5.00%, 10/15/2034
                    (Note C, p. 26)
       9,560,000    Federal Home Loan Mortgage                        9,870,700
                    Corp. Pool TBA,
                    6.00%, 10/15/2034
                    (Note C, p. 26)
       4,695,000    Government National Mortgage                      4,865,194
                    Association Pool TBA,
                    6.00%, 10/15/2034
                    (Note C, p. 26)
      23,720,000    Federal National Mortgage                        23,467,975
                    Association Pool TBA,
                    5.00%, 10/25/2034
                    (Note C, p. 26)
      34,605,000    Federal National Mortgage                        35,059,191
                    Association Pool TBA,
                    5.50%, 10/25/2034
                    (Note C, p. 26)
      47,050,000    Federal National Mortgage                        49,343,687
                    Association Pool TBA,
                    6.50%, 10/25/2034
                    (Note C, p. 26)
      57,580,000    Federal National Mortgage                        59,325,365
                    Association Pool TBA,
                    6.00%, 11/25/2034
                    (Note C, p. 26)
                                                                ---------------
Total Mortgage Pass-Throughs
(Cost $254,343,338)                                                 254,271,609
                                                                ---------------
================================================================================
AEROSPACE/DEFENSE:                                                         0.06%
--------------------------------------------------------------------------------
         365,000    Boeing Capital Corp., Senior                        380,561
                    Note, 4.75%, 08/25/2008
                    (Note A, p. 26)
                                                                ---------------
Total Aerospace/Defense (Cost $364,513)                                 380,561
                                                                ---------------
================================================================================
AUTOMOTIVE:                                                                0.85%
--------------------------------------------------------------------------------
       1,038,000    General Motors Acceptance Corp.,                  1,058,154
                    5.625%, 05/15/2009
                    (Note A, p. 26)
          42,000    TRW Automotive, Senior                               49,980
                    Subordinated Note,
                    11.00%, 02/15/2013,
                    Callable 02/15/2008 @ 105.50
                    (Note A, p. 26)
           2,000    Keystone Automotive Operations                        2,150
                    Inc., Senior Subordinated
                    Note, 9.75%, 11/01/2013,
                    Callable 11/01/2008 @ 104.88
                    (Note A, p. 26)
         565,000    Ford Motor Co.,                                     496,588
                    6.375%, 02/01/2029
                    (Note A, p. 26)
       1,450,000    Ford Motor Co.,                                   1,421,769
                    7.45%, 07/16/2031
                    (Note A, p. 26)
       2,025,000    General Motors Corp.,                             2,150,088
                    8.375%, 07/15/2033
                    (Note A, p. 26)
                                                                ---------------
Total Automotive (Cost $5,177,159)                                    5,178,729
                                                                ---------------


                        Schedule of Investments -- Taxable Bond Portfolios    19

================================================================================
Principal Amount                    Description                   Market Value
================================================================================
BANKING:                                                                   2.40%
--------------------------------------------------------------------------------
$      3,660,000    Mizuho Financial Group Ltd.                 $     3,959,684
                    (Cayman),
                    8.375%, 04/27/2009
                    (Note A, p. 26)
       1,015,000    Suntrust Bank                                     1,014,797
                    1.91%, 06/02/2009
                    (Notes A & B, p. 26)
       1,820,000    JP Morgan Chase & Co.,                            2,047,602
                    6.75%, 02/01/2011
                    (Note A, p. 26)
       1,000,000    Bank of America Corp., Senior                     1,105,415
                    Note, 6.25%, 04/15/2012
                    (Note A, p. 26)
         295,000    Capital One Bank, Subordinated                      322,590
                    Note, 6.50%, 06/13/2013
                    (Note A, p. 26)
       2,095,000    RBS Capital Trust I,                              2,026,336
                    4.709%, 12/29/2049,
                    Callable 07/01/2013 @ 100.00
                    (Notes A & B, p. 26)
         500,000    Mizuho Financial Group Ltd.,                        515,865
                    Rule 144A, 5.79%, 04/15/2014
                    (Notes A & D, p. 26)
       1,950,000    RBS Capital Trust III,                            1,977,339
                    5.512%, 09/29/2049,
                    Callable 09/30/2014 @ 100.00
                    (Notes A & B, p. 26)
         120,000    Royal Bank of Scotland Group                        121,505
                    plc, Subordinated Note,
                    5.00%, 10/01/2014
                    (Note A, p. 26)
         905,000    Barclays Bank plc, Rule 144A,                     1,053,107
                    7.375%, 06/29/2049
                    (Notes A, B & D, p. 26)
         400,000    Barclays Bank plc, Rule 144A,                       489,942
                    8.55%, 09/29/2049
                    (Notes A, B & D, p. 26)
                                                                ---------------
Total Banking (Cost $14,104,732)                                     14,634,182
                                                                ---------------
================================================================================
BROADCASTING/MEDIA:                                                        1.28%
--------------------------------------------------------------------------------
         890,000    News America Holdings,                            1,143,388
                    9.25%, 02/01/2013
                    (Note A, p. 26)
         735,000    WPP Finance Corp., Rule 144A,                       753,219
                    5.875%, 06/15/2014
                    (Notes A & D, p. 26)
       2,555,000    Time Warner Entertainment Co.,                    3,055,739
                    Senior Debenture,
                    8.375%, 03/15/2023
                    (Note A, p. 26)
       1,225,000    AOL Time Warner Inc.,                             1,424,426
                    7.70%, 05/01/2032
                    (Note A, p. 26)
       1,355,000    News America Holdings,                            1,434,896
                    6.55%, 03/15/2033
                    (Note A, p. 26)
                                                                ---------------
Total Broadcasting/Media (Cost $7,435,893)                            7,811,668
                                                                ---------------
================================================================================
BUILDING/REAL ESTATE:                                                      0.04%
--------------------------------------------------------------------------------
         210,000    LNR Property Corp., Senior                          228,900
                    Subordinated Note,
                    7.25%, 10/15/2013,
                    Callable 10/15/2008 @ 103.62
                    (Note A, p. 26)
                                                                ---------------
Total Building/Real Estate (Cost $210,000)                              228,900
                                                                ---------------
================================================================================
CABLE:                                                                     0.61%
--------------------------------------------------------------------------------
         385,000    British Sky Broadcasting Group plc,                 425,493
                    6.875%, 02/23/2009
                    (Note A, p. 26)
         105,000    Insight Midwest LP, Senior                          109,725
                    Note, 9.75%, 10/01/2009,
                    Callable 10/01/2004 @ 104.88
                    (Note A, p. 26)
         570,000    Charter Communications                              568,575
                    Operating LLC, Senior Note,
                    Rule 144A, 8.00%, 04/30/2012
                    (Notes A & D, p. 26)
         980,000    Cox Communications Inc.,                            903,689
                    4.625%, 06/01/2013
                    (Note A, p. 26)
       1,550,000    Comcast Corp., Class A,                           1,700,421
                    7.05%, 03/15/2033
                    (Note A, p. 26)
                                                                ---------------
Total Cable (Cost $3,658,264)                                         3,707,903
                                                                ---------------
================================================================================
CHEMICALS:                                                                 0.02%
--------------------------------------------------------------------------------
         140,000    Resolution Performance                              144,550
                    Products, Senior Note,
                    9.50%, 04/15/2010,
                    Callable 04/15/2006 @ 104.75
                    (Note A, p. 26)
                                                                ---------------
Total Chemicals (Cost $144,239)                                         144,550
                                                                ---------------
================================================================================
COMMUNICATIONS:                                                            2.26%
--------------------------------------------------------------------------------
       1,105,000    Telus Corp.,                                      1,211,695
                    7.50%, 06/01/2007
                    (Note A, p. 26)
       2,465,000    Telecom Italia Capital Corp.,                     2,446,357
                    Rule 144A, 4.00%, 01/15/2010
                    (Notes A & D, p. 26)
         695,000    Koninklijke (Royal) KPN NV,                         826,475
                    Senior Unsubordinated Note,
                    8.00%, 10/01/2010
                    (Note A, p. 26)


20    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                    Description                   Market Value
================================================================================
$        350,000    SBC Communications Inc.,                    $       374,161
                    5.875%, 08/15/2012
                    (Note A, p. 26)
       2,805,000    Verizon Global Funding Corp.,                     3,275,553
                    7.375%, 09/01/2012
                    (Note A, p. 26)
         230,000    SBC Communications Inc.,                            235,044
                    5.625%, 06/15/2016
                    (Note A, p. 26)
       1,450,000    Sprint Capital Corp.,                             1,520,895
                    6.875%, 11/15/2028
                    (Note A, p. 26)
         550,000    Deutsche Telekom International                      710,918
                    Finance BV,
                    8.75%, 06/15/2030
                    (Note A, p. 26)
       2,485,000    Sprint Capital Corp.,                             3,153,940
                    8.75%, 03/15/2032
                    (Note A, p. 26)
                                                                ---------------
Total Communications (Cost $13,242,969)                              13,755,038
                                                                ---------------
================================================================================
COMMUNICATIONS -- FIXED:                                                   0.16%
--------------------------------------------------------------------------------
         760,000    British Telecommunications plc,                     998,415
                    8.875%, 12/15/2030
                    (Note A, p. 26)
                                                                ---------------
Total Communications -- Fixed (Cost $981,496)                           998,415
                                                                ---------------
================================================================================
COMMUNICATIONS -- MOBILE:                                                  0.58%
--------------------------------------------------------------------------------
          15,000    AT&T Wireless Services Inc.,                         17,772
                    Senior Note,
                    7.875%, 03/01/2011
                    (Note A, p. 26)
         185,000    American Cellular Corp.,                            149,850
                    Senior Note,
                    10.00%, 08/01/2011,
                    Callable 08/01/2007 @ 105
                    (Note A, p. 26)
         560,000    Rural Cellular Corp., Rule                          569,800
                    144A, 8.25%, 03/15/2012,
                    Callable 3/15/08 @ 104.12
                    (Notes A & D, p. 26)
         295,000    PanAmSat Corp., Rule 144A,                          306,800
                    9.00%, 08/15/2014,
                    Callable 08/15/2009 @ 104.50
                    (Notes A & D, p. 26)
       1,875,000    AT&T Wireless Services Inc.,                      2,461,933
                    Senior Note,
                    8.75%, 03/01/2031
                    (Note A, p. 26)
                                                                ---------------
Total Communications -- Mobile
(Cost $3,327,454)                                                     3,506,155
                                                                ---------------
================================================================================
CONGLOMERATE/MISCELLANEOUS:                                                0.26%
--------------------------------------------------------------------------------
       1,505,000    Hutchison Whampoa                           $     1,559,607
                    International Ltd., Rule 144A,
                    7.45%, 11/24/2033
                    (Notes A & D, p. 26)
                                                                ---------------
Total Conglomerate/Miscellaneous
(Cost $1,499,077)                                                     1,559,607
                                                                ---------------
================================================================================
CONSUMER MANUFACTURING:                                                    0.23%
--------------------------------------------------------------------------------
         540,000    Fortune Brands Inc.                                 538,025
                    2.875%, 12/01/2006
                    (Note A, p. 26)
         560,000    Broder Brothers, Senior Note,                       560,000
                    11.25%, 10/15/2010,
                    Callable 10/15/2007 @ 105.62
                    (Note A, p. 26)
         300,000    Jostens IH Corp., Rule 144A,                        301,500
                    7.625%, 10/01/2012,
                    Callable 10/01/2008 @ 103.81
                    (Notes A & D, p. 26)
                                                                ---------------
Total Consumer Manufacturing
(Cost $1,400,078)                                                     1,399,525
                                                                ---------------
================================================================================
ENERGY:                                                                    0.50%
--------------------------------------------------------------------------------
         200,000    Hilcorp Energy I LP, Senior                         221,500
                    Note, Rule 144A,
                    10.50%, 09/01/2010,
                    Callable 09/01/2007 @ 105.25
                    (Notes A & D, p. 26)
       1,150,000    Conoco Inc., Senior Note,                         1,326,879
                    6.95%, 04/15/2029
                    (Note A, p. 26)
       1,295,000    Valero Energy Corp.,                              1,514,008
                    7.50%, 04/15/2032
                    (Note A, p. 26)
                                                                ---------------
Total Energy (Cost $2,869,654)                                        3,062,387
                                                                ---------------
================================================================================
ENTERTAINMENT/LEISURE:                                                     0.04%
--------------------------------------------------------------------------------
         235,000    NCL Corp., Senior Note, Rule                        246,163
                    144A, 10.625%, 07/15/2014,
                    Callable 07/15/2009 @ 105.31
                    (Notes A & D, p. 26)
                                                                ---------------
Total Entertainment/Leisure (Cost $235,000)                             246,163
                                                                ---------------
================================================================================
FINANCIAL:                                                                 7.27%
--------------------------------------------------------------------------------
         530,000    CIT Group Inc., Medium-Term                         530,056
                    Note, 1.94%, 05/18/2007
                    (Notes A & B, p. 26)
       4,705,000    General Electric Capital                          4,706,506
                    Corp., Medium-Term Note,
                    1.979%, 06/22/2007
                    (Notes A & B, p. 26)


                        Schedule of Investments -- Taxable Bond Portfolios    21

================================================================================
Principal Amount                    Description                   Market Value
================================================================================
$      1,880,000    Household Finance Corp.,                    $     2,068,671
                    6.50%, 11/15/2008
                    (Note A, p. 26)
       1,510,000    American General Finance                          1,550,454
                    Corp., Medium-Term Note,
                    4.625%, 05/15/2009
                    (Note A, p. 26)
         720,000    Citigroup Inc.,                                     720,334
                    2.00%, 06/09/2009
                    (Notes A & B, p. 26)
       4,240,000    Dow Jones Cdx High Yield                          4,293,000
                    Series 3-1, Rule 144A,
                    7.75%, 12/29/2009
                    (Notes A & D, p. 26)
      12,325,000    Dow Jones Cdx High Yield                         12,348,109
                    Series 3-3, Rule 144A,
                    8.00%, 12/29/2009
                    (Notes A & D, p. 26)
       1,225,000    Berkshire Hathaway Finance Corp.,                 1,229,631
                    4.20%, 12/15/2010,
                    (Note A, p. 26)
         940,000    Ford Motor Credit Co.,                            1,022,261
                    7.375%, 02/01/2011
                    (Note A, p. 26)
       1,375,000    Countrywide Home Loans, Inc.                      1,335,345
                    Medium-Term Note, Series L,
                    4.00%, 03/22/2011
                    (Note A, p. 26)
         565,000    Household Finance Corp.,                            646,608
                    7.00%, 05/15/2012
                    (Note A, p. 26)
         650,000    Goldman Sachs Group Inc.,                           637,738
                    4.75%, 07/15/2013
                    (Note A, p. 26)
         330,000    Ford Motor Credit Co.,                              348,905
                    7.00%, 10/01/2013
                    (Note A, p. 26)
         380,000    Txu Australia Holdings Pty                          413,412
                    Ltd., Rule 144A,
                    6.15%, 11/15/2013
                    (Notes A & D, p. 26)
         385,000    Capital One Financial Corp.                         413,401
                    6.25%, 11/15/2013
                    (Note A, p. 26)
         660,000    Duke Capital LLC, Senior Note,                      669,117
                    5.50%, 03/01/2014
                    (Note A, p. 26)
       1,560,000    Morgan Stanley, Subordinated                      1,510,199
                    Note, 4.75%, 04/01/2014
                    (Note A, p. 26)
         360,000    Duke Capital LLC,                                   367,179
                    5.668%, 08/15/2014
                    (Note A, p. 26)
       3,671,000    Citigroup Inc., Subordinate                       3,675,567
                    Note, Rule 144A,
                    5.00%, 09/15/2014
                    (Notes A & D, p. 26)
       1,225,000    CBA Capital Trust I, Rule                         1,267,936
                    144A, 5.805%, 06/30/2015
                    (Notes A & D, p. 26)
         720,000    Royal & Sun Alliance Insurance                      895,731
                    Group, plc
                    8.95%, 10/15/2029
                    (Note A, p. 26)
       2,260,000    General Electric Capital                          2,601,050
                    Corp., Medium-Term Note Series A,
                    6.75%, 03/15/2032
                    (Note A, p. 26)
       1,035,000    Goldman Sachs Group Inc.                          1,038,262
                    6.345%, 02/15/2034
                    (Note A, p. 26)
                                                                ---------------
Total Financial (Cost $43,337,745)                                   44,289,472
                                                                ---------------
================================================================================
FOOD/BEVERAGE:                                                             0.44%
--------------------------------------------------------------------------------
       1,315,000    Delhaize America Inc.,                            1,501,761
                    8.125%, 04/15/2011
                    (Note A, p. 26)
       1,125,000    Anheuser-Busch Cos., Inc.,                        1,187,063
                    Debenture, 5.95%, 01/15/2033
                    (Note A, p. 26)
                                                                ---------------
Total Food/Beverage (Cost $2,548,538)                                 2,688,824
                                                                ---------------
================================================================================
GAMING:                                                                    0.04%
--------------------------------------------------------------------------------
         220,000    Riviera Holdings Corp.,                             242,000
                    11.00%, 06/15/2010,
                    Callable 06/15/2006 @ 105.50
                    (Note A, p. 26)
                                                                ---------------
Total Gaming (Cost $231,235)                                            242,000
                                                                ---------------
================================================================================
HEALTHCARE:                                                                0.30%
--------------------------------------------------------------------------------
         230,000    Hanger Orthopedic Group, Inc.,                      211,600
                    10.375%, 02/15/2009,
                    Callable 02/15/2006 @ 105.19
                    (Note A, p. 26)
         615,000    Alliance Imaging Inc., Senior                       668,044
                    Subordinated Note,
                    10.375%, 04/15/2011,
                    Callable 04/15/2006 @ 105.19
                    (Note A, p. 26)
         175,000    Universal Hospital Services                         177,625
                    Inc., Senior Note,
                    10.125%, 11/01/2011,
                    Callable 11/01/2007 @ 105.06
                    (Note A, p. 26)


22    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount/Shares             Description                   Market Value
================================================================================
$         80,000    Concentra Operating Corp.,                  $        87,600
                    Rule 144A, 9.125%, 06/01/2012,
                    Callable 06/01/2008 @ 104.56
                    (Notes A & D, p. 26)
         685,000    Humana Inc., Senior Note,                           709,266
                    6.30%, 08/01/2018
                    (Note A, p. 26)
                                                                ---------------
Total Healthcare (Cost $1,828,140)                                    1,854,135
                                                                ---------------
================================================================================
INDUSTRIAL:                                                                0.32%
--------------------------------------------------------------------------------
         185,000    FastenTech Inc., Senior Note,                       208,125
                    Rule 144A, 11.50%, 05/01/2011,
                    Callable 05/01/2007 @ 105.75
                    (Notes A & D, p. 26)
         250,000    H&E Equipment Services LLC,                         257,500
                    11.125%, 06/15/2012,
                    Callable 06/15/2007 @ 105.56
                    (Note A, p. 26)
       1,435,000    General Electric Co.,                             1,475,813
                    5.00%, 02/01/2013
                    (Note A, p. 26)
                                                                ---------------
Total Industrial (Cost $1,889,747)                                    1,941,438
                                                                ---------------
================================================================================
INSURANCE:                                                                 1.09%
--------------------------------------------------------------------------------
       1,910,000    Mangrove Bay Pass-Through                         1,943,788
                    Trust, Rule 144A,
                    6.102%, 07/15/2003,
                    Callable 07/15/2013 @ 100
                    (Notes A, B & D, p. 26)
           2,975    Genworth Financial Inc., Pfd.                        86,870
                    6.00%, 05/16/2007
                    (Note A, p. 26)
          780,000   MetLife Inc.                                        784,586
                    5.00%, 11/24/2013
                    (Note A, p. 26)
         735,000    Assurant Inc.,                                      754,211
                    5.625%, 02/15/2014
                    (Note A, p. 26)
         855,000    Liberty Mutual Group, Rule                          849,439
                    144A, 5.75%, 03/15/2014,
                    (Notes A & D, p. 26)
         275,000    UnumProvident Corp.,                                266,063
                    7.375%, 06/15/2032
                    (Note A, p. 26)
       1,740,000    Zurich Capital Trust, Rule                        1,985,731
                    144A, 8.376%, 06/01/2037,
                    Callable 06/01/2007 @ 104.19
                    (Notes A & D, p. 26)
                                                                ---------------
Total Insurance (Cost $6,571,522)                                     6,670,688
                                                                ---------------
================================================================================
METALS/MINING:0.04%
         225,000    AK Steel Corp.,                                     223,313
                    7.875%, 02/15/2009,
                    Callable 02/15/2004 @ 103.94
                    (Note A, p. 26)
                                                                ---------------
Total Metals/Mining (Cost $200,802)                                     223,313
                                                                ---------------
================================================================================
NON-AIR TRANSPORTATION:                                                    0.04%
--------------------------------------------------------------------------------
         230,000    Horizon Lines LLC, Rule 144A,                       242,650
                    9.00%, 11/01/2012,
                    Callable 11/01/2008 @ 104.50
                    (Notes A & D, p. 26)
                                                                ---------------
Total Non-Air Transportation (Cost $230,551)                            242,650
                                                                ---------------
================================================================================
PAPER/PACKAGING:                                                           0.94%
--------------------------------------------------------------------------------
         910,000    Abitibi-Consolidated Inc.,                          939,575
                    8.30%, 08/01/2005
                    (Note A, p. 26)
           5,000    International Paper Co.,                              5,572
                    6.75%, 09/01/2011
                    (Note A, p. 26)
         465,000    Sealed Air Corp., Rule 144A,                        478,085
                    5.625%, 07/15/2013
                    (Notes A & D, p. 26)
         460,000    Packaging Corp. of America                          474,725
                    5.75%, 08/01/2013
                    (Note A, p. 26)
       1,015,000    International Paper Co.,                          1,009,349
                    5.30%, 04/01/2015
                    (Note A, p. 26)
       2,460,000    Weyerhaeuser Co.,                                 2,822,823
                    7.375%, 03/15/2032
                    (Note A, p. 26)
                                                                ---------------
Total Paper/Packaging (Cost $5,608,190)                               5,730,129
                                                                ---------------
================================================================================
PETROLEUM PRODUCTS:                                                        0.35%
--------------------------------------------------------------------------------
          20,000    Amerada Hess Corp.,                                  22,082
                    6.65%, 08/15/2011
                    (Note A, p. 26)
         900,000    Amerada Hess Corp.,                               1,040,758
                    7.875%, 10/01/2029
                    (Note A, p. 26)
       1,020,000    Amerada Hess Corp.                                1,095,167
                    7.125%, 03/15/2033
                    (Note A, p. 26)
                                                                ---------------
Total Petroleum Products (Cost $2,085,321)                            2,158,007
                                                                ---------------
================================================================================
PUBLIC UTILITIES -- ELECTRIC & GAS:                                        1.58%
--------------------------------------------------------------------------------
          20,716    AES Corp., Rule 144A,                                21,027
                    10.00%, 07/15/2005,
                    Callable 12/15/2004 @ 100
                    (Notes A & D, p. 26)


                        Schedule of Investments -- Taxable Bond Portfolios    23

================================================================================
Principal Amount                    Description                   Market Value
================================================================================
$        600,000    Consumers Energy Co., Series C,             $       610,218
                    4.25%, 04/15/2008
                    (Note A, p. 26)
          55,000    Southern Natural Gas Co.,                            61,875
                    8.875%, 03/15/2010,
                    Callable 03/15/2007 @ 104.44
                    (Note A, p. 26)
         295,000    Calpine Corp., Rule 144A,                           225,675
                    8.50%, 07/15/2010,
                    Callable 07/15/2007 @ 104.25
                    (Notes A & D, p. 26)
         590,000    Nisource Finance Corp.,                             697,225
                    7.875%, 11/15/2010
                    (Note A, p. 26)
       1,135,000    Carolina Power &  Light Co.,                      1,263,662
                    6.50%, 07/15/2012
                    (Note A, p. 26)
         410,000    MidAmerican Energy Holdings                         432,863
                    Co., Senior Note,
                    5.875%, 10/01/2012
                    (Note A, p. 26)
         410,000    Public Service Co. of Colorado,                     499,565
                    7.875%, 10/01/2012
                    (Note A, p. 26)
         230,000    CenterPoint Energy Inc.,                            248,611
                    Senior Note, Series B,
                    6.85%, 06/01/2015
                    (Note A, p. 26)
         410,000    Union Electric Co.,                                 407,425
                    5.10%, 10/01/2019
                    (Note A, p. 26)
          75,000    Southern Natural Gas Co.,                            74,063
                    7.35%, 02/15/2031
                    (Note A, p. 26)
       3,325,000    FirstEnergy Corp., Series C,                      3,734,281
                    7.375%, 11/15/2031
                    (Note A, p. 26)
       1,340,000    Pacific Gas & Electric Co.                        1,363,855
                    6.05%, 03/01/2034,
                    (Note A, p. 26)
                                                                ---------------
Total Public Utilities -- Electric & Gas
(Cost $9,277,350)                                                     9,640,345
                                                                ---------------
================================================================================
PUBLIC UTILITIES -- TELEPHONE:                                             0.51%
--------------------------------------------------------------------------------
         725,000    BellSouth Corp.,                                    729,168
                    4.20%, 09/15/2009
                    (Note A, p. 26)
       2,295,000    Telecom Italia Capital Corp.,                     2,370,400
                    Rule 144A, 6.375%, 11/15/2033,
                    (Notes A & D, p. 26)
                                                                ---------------
Total Public Utilities -- Telephone
(Cost $3,011,262)                                                     3,099,568
                                                                ---------------
================================================================================
PUBLISHING:                                                                0.02%
--------------------------------------------------------------------------------
         115,000    American Media Operations Inc.,             $       119,313
                    8.875%, 01/15/2011,
                    Callable 01/15/2007 @ 104.44
                    (Note A, p. 26)
                                                                ---------------
Total Publishing (Cost $112,777)                                        119,313
                                                                ---------------
================================================================================
RETAIL:                                                                    0.11%
--------------------------------------------------------------------------------
         630,000    Petro Stopping Centers LP,                          667,800
                    9.00%, 02/15/2012,
                    Callable 02/15/2008 @ 104.50
                    (Note A, p. 26)
                                                                ---------------
Total Retail (Cost $653,485)                                            667,800
                                                                ---------------
================================================================================
SERVICE:                                                                   0.33%
--------------------------------------------------------------------------------
       2,015,000    Pershing Road Development                         2,015,000
                    Company LLC, Rule 144A,
                    2.19%, 09/01/2026,
                    Callable 12/01/2004 @ 103.00
                    (Notes A, B & D, p. 26)
                                                                ---------------
Total Service (Cost $2,015,000)                                       2,015,000
                                                                ---------------
================================================================================
SUPERMARKET/DRUG:                                                          0.38%
--------------------------------------------------------------------------------
         990,000    Safeway, Inc.,                                    1,005,150
                    4.95%, 08/16/2010
                    (Note A, p. 26)
         540,000    Pathmark Stores Inc.,                               504,900
                    8.75%, 02/01/2012,
                    Callable 02/01/2007 @ 104.38
                    (Note A, p. 26)
         715,000    Albertson's Inc., Debenture,                        812,519
                    7.45%, 08/01/2029
                    (Note A, p. 26)
                                                                ---------------
Total Supermarket/Drug (Cost $2,318,762)                              2,322,569
                                                                ---------------
================================================================================
TECHNOLOGY:                                                                0.15%
--------------------------------------------------------------------------------
         355,000    International Business                              362,502
                    Machines Corp., Medium-Term
                    Note, 4.375%, 06/01/2009
                    (Note A, p. 26)
          75,000    ON Semiconductor Corp.,                              86,250
                    12.00%, 03/15/2010,
                    Callable 03/15/2007 @ 106.00
                    (Note A, p. 26)
         575,000    Amkor Technology Inc., Senior                       471,500
                    Note, 7.75%, 05/15/2013,
                    Callable 01/15/2008 @ 103.88
                    (Note A, p. 26)
                                                                ---------------
Total Technology (Cost $990,344)                                        920,252
                                                                ---------------


24    Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount                    Description                   Market Value
================================================================================
ASSET-BACKED SECURITIES:                                                   3.65%
--------------------------------------------------------------------------------
$      1,910,000    Ford Credit Floorplan Master                $     1,909,771
                    Owner Trust Series 2004-1
                    Class A, 1.80%, 07/15/2009
                    (Notes A & B, p. 26)
         886,187    RAAC Series 2004-SP1 Class                          886,187
                    AI1, 2.02%, 06/25/2013
                    (Notes A & B, p. 26)
       2,255,705    Residential Asset Securities                      2,254,307
                    Corp., Series 2004-KS8 Class
                    AII1, 1.96%, 08/25/2013
                    (Notes A & B, p. 26)
       1,337,651    Residential Funding Mortgage                      1,337,436
                    Securities Inc., Series
                    2004-HS2 Class AI1,
                    1.99%, 12/25/2018
                    (Notes A & B, p. 26)
       1,040,011    Residential Asset Securities                      1,039,845
                    Corp., Series 2004-KS7 Class
                    AI1, 1.99%, 10/25/2021
                    (Notes A & B, p. 26)
         994,033    Residential Asset Mortgage                          992,950
                    Products Inc., Series 2004-RS6
                    Class AI1, 1.99%, 08/25/2022
                    (Notes A & B, p. 26)
          42,468    Residential Asset Mortgage                           42,468
                    Products Inc., Series 2004-RS7
                    Class AI1, 2.01%, 08/25/2022
                    (Notes A & B, p. 26)
         985,352    Residential Asset Mortgage                          984,278
                    Products Inc., Series 2004-RS2
                    Class AI1, 1.97%, 01/25/2024
                    (Notes A & B, p. 26)
       1,683,674    Residential Asset Securities                      1,687,092
                    Corp., Series 2002-KS7 Class A2,
                    2.21%, 11/25/2032
                    (Notes A & B, p. 26)
       1,865,920    Residential Asset Securities                      1,868,252
                    Corp., Series 2003-KS3 Class A2,
                    2.14%, 05/25/2033
                    (Notes A & B, p. 26)
       1,157,456    Centex Home Equity, Series                        1,158,359
                    2003-C Class AV,
                    2.14%, 09/25/2033
                    (Notes A & B, p. 26)
         782,611    Countrywide Home Loans, Series                      781,578
                    2003-49 Class A1,
                    1.642%, 12/19/2033
                    (Notes A & B, p. 26)
       1,599,810    Ameriquest Mortgage Securities                    1,598,867
                    Inc., Series 2004-R4 Class A2,
                    1.95%, 06/25/2034
                    (Notes A & B, p. 26)
       1,280,495    Equity One ABS Inc., Series                       1,280,098
                    2004-3 Class AF1,
                    2.00%, 07/25/2034
                    (Notes A & B, p. 26)
       3,525,000    Long Beach Mortgage Loan                          3,524,436
                    Trust, Series 2004-4 Class
                    2A2, 1.88%, 10/25/2034
                    (Notes A & B, p. 26)
         873,737    Merrill Lynch Mortgage                              873,597
                    Investors, Inc., Series
                    2004-SL1 Class A,
                    2.10%, 04/25/2035
                    (Notes A & B, p. 26)
                                                                ---------------
Total Asset-Backed Securities
(Cost $22,224,529)                                                   22,219,521
                                                                ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     4.38%
--------------------------------------------------------------------------------
       2,035,000    Greenwich Capital Commercial                      1,962,880
                    Funding Corp., Series 2003-C1
                    Class A4, 4.111%, 07/05/2035
                    (Note A, p. 26)
         895,000    Greenwich Capital Commercial                        906,438
                    Funding Corp., Series 2003-C2
                    Class A3, 4.533%, 01/05/2036
                    (Note A, p. 26)
       1,695,000    CS First Boston Mortgage                          1,700,746
                    Securities Corp., Series
                    2003-CK2 Class A2,
                    3.861%, 03/15/2036
                    (Note A, p. 26)
         245,000    J.P. Morgan Chase Commercial                        244,400
                    Mortgage Securities, Series
                    2004-C1 Class A2,
                    4.302%, 01/15/2038
                    (Note A, p. 26)
       2,910,000    GS Mortgage Securities Corp.                      3,050,495
                    II, Series 2004-GG2 Class A6,
                    5.396%, 08/10/2038
                    (Note A, p. 26)
       2,845,000    Banc of America Commercial                        2,993,452
                    Mortgage, Inc., Series 2004-3
                    Class A5, 5.306%, 06/10/2039
                    (Note A, p. 26)
       2,030,000    GE Capital Commercial Mortgage                    2,094,716
                    Corp., Series 2004-C3 Class
                    A4, 5.189%, 07/10/2039
                    (Note A, p. 26)
       1,605,000    Merrill Lynch Mortgage Trust                      1,609,237
                    Series 2004-KEY Class A2,
                    4.166%, 08/12/2039
                    (Note A, p. 26)
       2,025,000    Banc of America Commercial                        2,016,556
                    Mortgage, Inc., Series 2004-1
                    Class A2, 4.037%, 11/10/2039
                    (Note A, p. 26)
       2,980,000    Banc of America Commercial                        2,988,940
                    Mortgage, Inc., Series 2004-1
                    Class A4, 4.76%, 11/10/2039
                    (Note A, p. 26)


                        Schedule of Investments -- Taxable Bond Portfolios    25

================================================================================
Principal Amount                    Description                   Market Value
================================================================================
$      2,170,000    Morgan Stanley Capital I,                   $     2,223,903
                    Series 2004-IQ8 Class A5,
                    5.11%, 06/15/2040
                    (Note A, below)
       1,395,000    Morgan Stanley Capital I,                         1,421,017
                    Series 2003-IQ6 Class A4,
                    4.97%, 12/15/2041
                    (Note A, below)
       1,900,000    Banc of America Commercial                        1,909,547
                    Mortgage, Inc., Series 2004-4
                    Class A3, 4.128%, 07/10/2042
                    (Note A, below)
       1,555,000    Morgan Stanley Capital I,                         1,543,197
                    Series 2004-T13 Class A2,
                    3.94%, 09/13/2045
                    (Note A, below)
                                                                ---------------
Total Commercial Mortgage-Backed Securities
(Cost $26,067,392)                                                   26,665,524
                                                                ---------------
================================================================================
SOVEREIGN DEBT:                                                            5.95%
--------------------------------------------------------------------------------
      11,000,000    Spain (Government of),                           13,878,195
                    3.60%, 01/31/2009
                    (Note A, below)
       9,350,000    Germany (Federal Republic of),                   11,625,376
                    Rule 144A, 3.25%, 04/17/2009
                    (Note A & D, below)
       2,995,000    Ukraine (Republic of), Rule                       2,995,000
                    144A, 7.65%, 06/11/2013
                    (Notes A & D, below)
       2,785,000    Brazil (Republic of),                             3,102,490
                    10.50%, 07/14/2014
                    (Note A, below)
       4,420,000    United Mexican States,                            4,645,420
                    7.50%, 04/08/2033
                    (Note A, below)
                                                                ---------------
Total Sovereign Debt (Cost $35,650,371)                              36,246,481
                                                                ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments ($844,236,186)               139.43%          $   849,489,223
(Note E, below)
Cash and Other Assets, Less Liabilities        (39.43)             (240,240,754)
                                               ------           ---------------
Net Assets (Equivalent to $15.48
per share based on 39,348,364
shares of capital stock outstanding)           100.00%          $   609,248,469
                                               ======           ===============

================================================================================
FORWARD EXCHANGE CURRENCY CONTRACTS
--------------------------------------------------------------------------------
                                   U.S. $
                 Contract         Value on          U.S. $
                  Amount        Origination         Current         Unrealized
                  (000)             Date             Value         Depreciation
--------------------------------------------------------------------------------
Sales Contracts
Euro
Settling
10/25/04          20,570        $25,215,848       $25,537,595       $(321,747)

--------------------------------------------------------------------------------
(A) Positions, or portion thereof, with an aggreagate market value of $597,105,521 have been segregated to collateralize open forward exchange currency contracts.
(B) Variable-rate coupon, rate shown as of September 30, 2004.
(C) When-issued security.
(D) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualifies institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $56,078,355 or 9.2% of net assets.
(E) At September 30, 2004, the cost basis of investment securities for tax purposes was $844,438,832. Gross unrealized appreciation of investments was $6,001,142 and gross unrealized depreciation of investments was $950,751, resulting in net unrealized appreciation of $5,050,391.

    Explanation of abbreviations:

    FNMA -- Federal National Mortgage Association
    PFD -- Preferred Stocks
    TBA -- To Be Announced

See Notes to Financial Statements.


26   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

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


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


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


SCBMFANNTAX0904

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent auditor, PriceWaterhouse Coopers LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.

                                                        Audit-Related
                                            Audit Fees      Fees       Tax Fees
                                            ----------     ------      --------
Bernstein Intermediate Duration     2003     $30,750       $6,758      $ 7,198
Institutional Portfolio             2004      35,000        1,400       15,376

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Service Affiliates"):

                                                                             Total Amount of
                                                                          Foregoing Column Pre-
                                                 All Fees for            approved by the Audit
                                              Non-Audit Services      Committee (Portion Comprised
                                               Provided to the           of Audit Related Fees)
                                            Portfolio, the Adviser        (Portion Comprised of
                                            and Service Affiliates              Tax Fees)
                                            ----------------------              ---------
Bernstein Intermediate Duration    2003            $763,515                     $ 13,956
Institutional Portfolio                                                           (6,758)
                                                                                  (7,198)
                                   2004             746,844                       16,776
                                                                                  (1,400)
                                                                                 (15,376)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT
         -----------       ----------------------

         11(a)(1)          Code of ethics that is subject to the disclosure of
                           Item 2 hereof

         11(b)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(b)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 22, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 22, 2004